UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21981
American Funds Target Date Retirement Series
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Gregory F. Niland
5300 Robin Hood Rd.
Norfolk, VA 23513
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2025
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
2070 Target Date Retirement Fund
Class A
| AAFJX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund

(the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 20	0.40% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 146
Total number of portfolio holdings	16
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability
of
additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important
information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-187-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
2070 Target Date Retirement Fund
Class C
| CCGDX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 53	1.08% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 146
Total number of portfolio holdings	16
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability
of
additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important
information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-187-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
2070 Target Date Retirement Fund
Class T
| TDABX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 5	0.10% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 146
Total number of portfolio holdings	16
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability
of
additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important
information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-187-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
2070 Target Date Retirement Fund
Class F-1
| FATSX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 10	0.21% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 146
Total number of portfolio holdings	16
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important
information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-187-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
2070 Target Date Retirement Fund
Class F-2
| FBAJX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund

(the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fu
n
d costs for the l
ast
six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 4	0.08% *
*Annu
ali
zed.
Key fund statistics
Fund net a ss ets (in millions)	$ 146
Total number of portfolio holdings	16
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-187-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
2070 Target Date Retirement Fund
Class F-3
| FCBEX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund c
o
sts for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 0 *	0.01% †
*
Amount less than $1.
†
Annualized.
Key fund statistics
Fund net assets (in millions)	$ 146
Total number of portfolio holdings	16
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of
additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-187-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
2070 Target Date Retirement Fund
Class R-1
| RAADX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting
us at
(800) 421-4225
.
What were the fu
n
d costs for the
la
st six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 14	0.28% *
*Ann
uali
zed.
Key fund statistics
Fund net a ss ets (in millions)	$ 146
Total number of portfolio holdings	16
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-187-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
2070 Target Date Retirement Fund
Class R-2
| RAABX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contactin
g us at
(800) 421-4225
.
What were the f
un
d costs for the l
a
st six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 57	1.15% *
*Ann
ual
ized.
Key fund statistics
Fund net assets (in millions)	$ 146
Total number of portfolio holdings	16
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of a
dditi
onal information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-187-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
2070 Target Date Retirement Fund
Class R-2E
| RBAHX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contactin
g us
at
(800) 421-4225
.
What were the f
un
d costs for the
la
st six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 39	0.79% *
*Annu
alize
d.
Key fund statistics
Fund net assets (in millions)	$ 146
Total number of portfolio holdings	16
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional i
nfor
mation
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-187-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
2070 Target Date Retirement Fund
Class R-3
| RCADX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting
us at
(800) 421-4225
.
What were the f
un
d costs for the last six m
on
ths?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 33	0.66% *
*Ann
ua
lized.
Key fund statistics
Fund net assets (in millions)	$ 146
Total number of portfolio holdings	16
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of ad
ditio
nal information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-187-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
2070 Target Date Retirement Fund
Class R-4
| RCAEX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting
us at
(800) 421-4225
.
What were the
fun
d costs for the
la
st six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 18	0.36% *
*Ann
ualiz
ed.
Key fund statistics
Fund net assets (in millions)	$ 146
Total number of portfolio holdings	16
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional i
nform
ation
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-187-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
2070 Target Date Retirement Fund
Class R-5E
| RAAJX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contactin
g us at
(800) 421-4225
.
What w
er
e the f
un
d costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 8	0.16% *
*Ann
ua
lized.
Key fund statistics
Fund net assets (in millions)	$ 146
Total number of portfolio holdings	16
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability
of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-187-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
2070 Target Date Retirement Fund
Class R-5
| REAGX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What
w
ere the fund c
ost
s for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 3	0.06% *
*Annu
ali
zed.
Key fund statistics
Fund net assets (in millions)	$ 146
Total number of portfolio holdings	16
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional in
formatio
n
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-187-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
2070 Target Date Retirement Fund
Class R-6
| RFBFX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us
at
(800) 421-4225
.
What were the fu
n
d costs for the last six
mon
ths?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 0 *	0.01% †
*
Amo
unt
less than $1.
†
Annualized.
Key fund statistics
Fund net assets (in millions)	$ 146
Total number of portfolio holdings	16
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of addi
tional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-187-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
2065 Target Date Retirement Fund
Class A
| AAOTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund

(the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us a
t
(800) 421-4225
.
What were the fund c
os
ts for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 18	0.36% *
*An
nual
ized.
Key fund st
at
istics
Fund net assets (in millions)	$ 4,435
Total number of portfolio holdings	16
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-185-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
2065 Target Date Retirement Fund
Class C
| CCLTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us
at
(800) 421-4225
.
What were the f
un
d costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 54	1.10% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 4,435
Total number of portfolio holdings	16
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of a
ddi
tiona
l inf
ormation
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-185-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
2065 Target Date Retirement Fund
Class T
| TDTTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us a
t
(800) 421-4225
.
What were the f
un
d costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 5	0.10% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 4,435
Total number of portfolio holdings	16
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availabi
lit
y of additional informat
ion
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-185-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
2065 Target Date Retirement Fund
Class F-1
| FAXTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us
at
(800) 421-4225
.
What were the fund costs for the last
six
months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 19	0.38% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 4,435
Total number of portfolio holdings	16
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availab
ility
of a
dd
itional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-185-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
2065 Target Date Retirement Fund
Class F-2
| FBMTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund

(the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the
fun
d costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 5	0.10% *
*A
nnuali
zed.
Key fund statistics
Fund net assets (in millions)	$ 4,435
Total number of portfolio holdings	16
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Avai
lab
ility of additional in
for
mation
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-185-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
2065 Target Date Retirement Fund
Class F-3
| FCQTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us
at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.02% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 4,435
Total number of portfolio holdings	16
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Imp
ort
ant in
fo
rmat
io
n
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-185-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
2065 Target Date Retirement Fund
Class R-1
| RAQTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 55	1.11% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 4,435
Total number of portfolio holdings	16
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
A
vaila
bili
ty of
a
ddi
tio
nal infor
mati
on
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-185-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
2065 Target Date Retirement Fund
Class R-2
| RBOTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 55	1.12% *
*Annualized.
K
ey
fund statisti
cs
Fund net assets (in millions)	$ 4,435
Total number of portfolio holdings	16
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Avail
ab
ility of ad
dit
ional i
nfo
rmation
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-185-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
2065 Target Date Retirement Fund
Class R-2E
| RBEOX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 40	0.81% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 4,435
Total number of portfolio holdings	16
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
A
v
ail
abil
ity of additi
on
al informa
ti
on
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-185-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
2065 Target Date Retirement Fund
Class R-3
| RCPTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 33	0.66% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 4,435
Total number of portfolio holdings	16
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availabil
ity
of a
dd
ition
a
l infor
m
a
tion
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-185-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
2065 Target Date Retirement Fund
Class R-4
| RDLTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 18	0.37% *
*Annualized.
Key fun
d stat
istic
s
Fund net assets (in millions)	$ 4,435
Total number of portfolio holdings	16
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional info
rm
ation
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-185-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
2065 Target Date Retirement Fund
Class R-5E
| RHLTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 8	0.16% *
*Annualized.
Key fu
nd
sta
tis
tics
Fund net assets (in millions)	$ 4,435
Total number of portfolio holdings	16
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Avail
abi
lity of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-185-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
2065 Target Date Retirement Fund
Class R-5
| REOTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 3	0.07% *
*Annu
ali
zed.
Key fund statist
ics
Fund net assets (in millions)	$ 4,435
Total number of portfolio holdings	16
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-185-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
2065 Target Date Retirement Fund
Class R-6
| RFVTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.02% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 4,435
Total number of portfolio holdings	16
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Ava
il
abil
it
y of ad
d
itio
n
al i
n
formation
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-185-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2060 Target Date Retirement Fund
®
Class A
| AANTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund

(the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What w
ere
the fund costs for the l
ast
six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 17	0.34% *
*Ann
ua
lized.
Key fund statistics
Fund net assets (in millions)	$ 15,159
Total number of portfolio holdings	17
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of
addi
tional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-083-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2060 Target Date Retirement Fund
®
Class C
| CCKTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025
. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the f
un
d costs for the
las
t six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 53	1.08% *
*Annu
al
ized.
Key fund statistics
Fund net assets (in millions)	$ 15,159
Total number of portfolio holdings	17
Portfolio tur nov er rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-083-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2060 Target Date Retirement Fund
®
Class T
| TDSSX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the
fund
costs for the last six
mo
nths?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 4	0.09% *
*Ann
ual
ized.
Key fund st
at
istics
Fund net assets (in millions)	$ 15,159
Total number of portfolio holdings	17
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-083-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2060 Target Date Retirement Fund
®
Class F-1
| FAWTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fu
n
d costs for the l
ast
six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 19	0.38% *
*Ann
ua
lized.
Key fund statistics
Fund net assets (in millions)	$ 15,159
Total number of portfolio holdings	17
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Avail
abil
ity of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-083-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2060 Target Date Retirement Fund
®
Class F-2
| FBKTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund

(the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six m
on
ths?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 5	0.10% *
*Annualized.
Key fund stat
ist
ics
Fund net assets (in millions)	$ 15,159
Total number of portfolio holdings	17
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Avai
lab
ility of additional info
rm
ation
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-083-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2060 Target Date Retirement Fund
®
Class F-3
| FCKTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fu
nd
costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 0 *	0.01% †
*
Am
ou
nt less than $1.
†
Annualized.
Key fund statistics
Fund net assets (in millions)	$ 15,159
Total number of portfolio holdings	17
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Avail
ab
ility of additional in
for
mation
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-083-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2060 Target Date Retirement Fund
®
Class R-1
| RANTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund
co
sts for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 55	1.11% *
*Annu
aliz
ed.
Key fund st
atist
ics
Fund net assets (in millions)	$ 15,159
Total number of portfolio holdings	17
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability
of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-083-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2060 Target Date Retirement Fund
®
Class R-2
| RBNTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the
la
st six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 55	1.11% *
*Ann
u
alized.
Key fund statistics
Fund net assets (in millions)	$ 15,159
Total number of portfolio holdings	17
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of add
itional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-083-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2060 Target Date Retirement Fund
®
Class R-2E
| RBENX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six m
on
ths?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 40	0.81% *
*A
nnu
alized.
Key fund sta
ti
stics
Fund net assets (in millions)	$ 15,159
Total number of portfolio holdings	17
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-083-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2060 Target Date Retirement Fund
®
Class R-3
| RCNTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund c
os
ts for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 33	0.66% *
*Annu
aliz
ed.
Key fund st
atis
tics
Fund net assets (in millions)	$ 15,159
Total number of portfolio holdings	17
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-083-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2060 Target Date Retirement Fund
®
Class R-4
| RDKTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fu
nd
costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 18	0.36% *
*Annual
ize
d.
Key fund statistics
Fund net assets (in millions)	$ 15,159
Total number of portfolio holdings	17
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of addit
ion
al information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-083-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2060 Target Date Retirement Fund
®
Class R-5E
| RHKTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund
cost
s for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 8	0.16% *
*An
nualiz
ed.
Key fund st
atisti
cs
Fund net assets (in millions)	$ 15,159
Total number of portfolio holdings	17
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-083-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2060 Target Date Retirement Fund
®
Class R-5
| REMTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the f
un
d costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 3	0.06% *
*Annualize
d.
Key fund st
atist
ics
Fund net assets (in millions)	$ 15,159
Total number of portfolio holdings	17
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-083-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2060 Target Date Retirement Fund
®
Class R-6
| RFUTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What w
ere
the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 0 *	0.01% †
* Amount less than $1.
†
Annualized.
Key fund statistics
Fund net assets (in millions)	$ 15,159
Total number of portfolio holdings	17
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availabi
lit
y of additional inf
orm
ation
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-083-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2055 Target Date Retirement Fund
®
Class A
| AAMTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund

(the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fu
n
d costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 17	0.34% *
*Annu
ali
zed.
Key fund st
atist
ics
Fund net assets (in millions)	$ 24,369
Total number of portfolio holdings	19
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-082-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2055 Target Date Retirement Fund
®
Class C
| CCJTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund c
os
ts for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 53	1.07% *
*An
nualize
d.
Key fund statistics
Fund net a sset s (in millions)	$ 24,369
Total number of portfolio holdings	19
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-082-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2055 Target Date Retirement Fund
®
Class T
| TDFWX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the f
un
d costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 4	0.09% *
*Ann
uali
zed.
Key fund statistics
Fund net assets (in millions)	$ 24,369
Total number of portfolio holdings	19
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of a
ddition
al information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-082-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2055 Target Date Retirement Fund
®
Class F-1
| FAJTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund c
osts
for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 18	0.37% *
*A
nnualize
d.
Key fund s
tatis
tics
Fund net assets (in millions)	$ 24,369
Total number of portfolio holdings	19
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-082-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2055 Target Date Retirement Fund
®
Class F-2
| FBJTX
for the six months ended April 30, 2025
This
semi-annual shareholder repor
t contains important information about American Funds 2055 Target Date Retirement Fund

(the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the
last
six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 5	0.10% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 24,369
Total number of portfolio holdings	19
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of
additio
nal information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-082-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2055 Target Date Retirement Fund
®
Class F-3
| FCJTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 0 *	0.01% †
*
Amount less than $1.
†
Annualized.
Key fund
statistics
Fund net assets (in millions)	$ 24,369
Total number of portfolio holdings	19
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additio
nal
inf
or
ma
tio
n
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-082-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2055 Target Date Retirement Fund
®
Class R-1
| RAMTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 55	1.11% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 24,369
Total number of portfolio holdings	19
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-082-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2055 Target Date Retirement Fund
®
Class R-2
| RBMTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 55	1.11% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 24,369
Total number of portfolio holdings	19
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-082-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2055 Target Date Retirement Fund
®
Class R-2E
| RBEMX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 40	0.81% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 24,369
Total number of portfolio holdings	19
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-082-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2055 Target Date Retirement Fund
®
Class R-3
| RCMTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 33	0.66% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 24,369
Total number of portfolio holdings	19
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important
information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-082-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2055 Target Date Retirement Fund
®
Class R-4
| RDJTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 18	0.36% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 24,369
Total number of portfolio holdings	19
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-082-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2055 Target Date Retirement Fund
®
Class R-5E
| RHJTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 8	0.16% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 24,369
Total number of portfolio holdings	19
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-082-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2055 Target Date Retirement Fund
®
Class R-5
| REKTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 3	0.06% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 24,369
Total number of portfolio holdings	19
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-082-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2055 Target Date Retirement Fund
®
Class R-6
| RFKTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 0 *	0.01% †
*
Amount less than $1.
†
Annualized.
Key fund statistics
Fund net assets (in millions)	$ 24,369
Total number of portfolio holdings	19
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-082-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2050 Target Date Retirement Fund
®
Class A
| AALTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund

(the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 16	0.33% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 34,084
Total number of portfolio holdings	19
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-069-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2050 Target Date Retirement Fund
®
Class C
| CCITX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 53	1.07% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 34,084
Total number of portfolio holdings	19
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-069-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2050 Target Date Retirement Fund
®
Class T
| TDFYX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 4	0.09% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 34,084
Total number of portfolio holdings	19
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important
information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-069-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2050 Target Date Retirement Fund
®
Class F-1
| FAITX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 18	0.37% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 34,084
Total number of portfolio holdings	19
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-069-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2050 Target Date Retirement Fund
®
Class F-2
| FBITX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund

(the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 5	0.10% *
*Annualized.
Key fund sta
tis
tics
Fund net assets (in millions)	$ 34,084
Total number of portfolio holdings	19
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-069-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2050 Target Date Retirement Fund
®
Class F-3
| DITFX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 0 *	0.01% †
*
Amount less than $1.
†
Annualized.
Key fund statisti
cs
Fund net assets (in millions)	$ 34,084
Total number of portfolio holdings	19
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-069-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2050 Target Date Retirement Fund
®
Class R-1
| RAITX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 inv
est
ment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 55	1.10% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 34,084
Total number of portfolio holdings	19
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-069-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2050 Target Date Retirement Fund
®
Class R-2
| RBITX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 55	1.11% *
*Annualized.
Key fund sta
tisti
cs
Fund net assets (in millions)	$ 34,084
Total number of portfolio holdings	19
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-069-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2050 Target Date Retirement Fund
®
Class R-2E
| RBHEX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 40	0.81% *
*Annualized.
Key fund statistics
Fund net assets (in millions )	$ 34,084
Total number of portfolio holdings	19
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed
to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-069-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2050 Target Date Retirement Fund
®
Class R-3
| RCITX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 33	0.66% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 34,084
Total number of portfolio holdings	19
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple
accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital
Group
or your financial intermediary.
Lit. No. MFR3SRX-069-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2050 Target Date Retirement Fund
®
Class R-4
| RDITX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 18	0.36% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 34,084
Total number of portfolio holdings	19
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple
accounts
at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-069-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2050 Target Date Retirement Fund
®
Class R-5E
| RHITX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 8	0.16% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 34,084
Total number of portfolio holdings	19
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective
within 30 days of receipt by Capital
Group
or your financial intermediary.
Lit. No. MFE5SRX-069-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2050 Target Date Retirement Fund
®
Class R-5
| REITX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 3	0.06% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 34,084
Total number of portfolio holdings	19
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact
Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your
instructions
will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-069-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2050 Target Date Retirement Fund
®
Class R-6
| RFITX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 0 *	0.01% †
*
Amount less than $1.
†
Annualized.
Key fund statistics
Fund net assets (in millions)	$ 34,084
Total number of portfolio holdings	19
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net a
sse
ts)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-069-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2045 Target Date Retirement Fund
®
Class A
| AAHTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund

(the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 16	0.33% *
*Annualized.
Key fund statistics
Fund net assets (in millions )	$ 37,849
Total number of portfolio holdings	23
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of ad
ditional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-068-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2045 Target Date Retirement Fund
®
Class C
| CCHTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 53	1.07% *
*Annualized.
Key fund statistics
Fund net assets (in millions )	$ 37,849
Total number of portfolio holdings	23
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of addi
tional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-068-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2045 Target Date Retirement Fund
®
Class T
| TDFUX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 4	0.09% *
*Annualized.
Key fund
statistics
Fund net assets (in millions)	$ 37,849
Total number of portfolio holdings	23
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of a
dditional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-068-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2045 Target Date Retirement Fund
®
Class F-1
| FATTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 18	0.37% *
*Annualized.
Key fund statistics
Fund net assets (in millions )	$ 37,849
Total number of portfolio holdings	23
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability
of addition
al information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-068-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2045 Target Date Retirement Fund
®
Class F-2
| FBHTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund

(the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 5	0.10% *
*Annualized.
Key fund statistics
Fund net assets (in millions )	$ 37,849
Total number of portfolio holdings	23
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of addition
al inform
ation
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-068-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2045 Target Date Retirement Fund
®
Class F-3
| FCHTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 0 *	0.01% †
*
Amount less than $1.
†
Annualized.
Key fund statistics
Fund net assets (in millions)	$ 37,849
Total number of portfolio holdings	23
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of
additio
nal information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-068-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2045 Target Date Retirement Fund
®
Class R-1
| RAHTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 55	1.10% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 37,849
Total number of portfolio holdings	23
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of
additional i
nformation
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-068-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2045 Target Date Retirement Fund
®
Class R-2
| RBHTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 55	1.11% *
*Annualized.
Key fund statistics
Fund net assets (in mill i ons)	$ 37,849
Total number of portfolio holdings	23
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability
of addi
tional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-068-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2045 Target Date Retirement Fund
®
Class R-2E
| RBHHX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 40	0.81% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 37,849
Total number of portfolio holdings	23
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of addi
tional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-068-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2045 Target Date Retirement Fund
®
Class R-3
| RCHTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 33	0.66% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 37,849
Total number of portfolio holdings	23
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability
of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most
shareholder
documents will be mailed to shareholders with
multiple
accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-068-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2045 Target Date Retirement Fund
®
Class R-4
| RDHTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 18	0.36% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 37,849
Total number of portfolio holdings	23
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed
to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days
of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-068-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2045 Target Date Retirement Fund
®
Class R-5E
| RHHTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 8	0.16% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 37,849
Total number of portfolio holdings	23
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses,
only
one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions
will
typically be effective within 30 days of receipt by Capital
Group
or your financial intermediary.
Lit. No. MFE5SRX-068-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2045 Target Date Retirement Fund
®
Class R-5
| REHTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 3	0.06% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 37,849
Total number of portfolio holdings	23
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability
of
additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-068-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2045 Target Date Retirement Fund
®
Class R-6
| RFHTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 0 *	0.01% †
*
Amount less than $1.
†
Annualized.
Key fund statistics
Fund net assets (in millions)	$ 37,849
Total number of portfolio holdings	23
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial
intermediary
. Your instructions will typically be effective within 30 days of receipt
by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-068-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2040 Target Date Retirement Fund
®
Class A
| AAGTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund

(the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 16	0.33% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 43,888
Total number of portfolio holdings	24
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To
reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts
at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-067-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2040 Target Date Retirement Fund
®
Class C
| CCGTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 53	1.07% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 43,888
Total number of portfolio holdings	24
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders
with
multiple
accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-067-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2040 Target Date Retirement Fund
®
Class T
| TDFOX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 4	0.09% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 43,888
Total number of portfolio holdings	24
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders
with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact
Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-067-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2040 Target Date Retirement Fund
®
Class F-1
| FAUTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 18	0.37% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 43,888
Total number of portfolio holdings	24
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will
be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by
Capital
Group or your financial intermediary.
Lit. No. MFF1SRX-067-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2040 Target Date Retirement Fund
®
Class F-2
| FBGTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund

(the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 5	0.10% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 43,888
Total number of portfolio holdings	24
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt
by
Capital
Group or your financial intermediary.
Lit. No. MFF2SRX-067-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2040 Target Date Retirement Fund
®
Class F-3
| FCGTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 0 *	0.01% †
*
Amount less than $1.
†
Annualized.
Key fund statistics
Fund net assets (in millions)	$ 43,888
Total number of portfolio holdings	24
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with
multiple
accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-067-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2040 Target Date Retirement Fund
®
Class R-1
| RAKTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 55	1.10% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 43,888
Total number of portfolio holdings	24
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (
householding
). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by
Capital
Group or your financial intermediary.
Lit. No. MFR1SRX-067-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2040 Target Date Retirement Fund
®
Class R-2
| RBKTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 55	1.11% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 43,888
Total number of portfolio holdings	24
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within
30
days of receipt
by
Capital Group or your financial intermediary.
Lit. No. MFR2SRX-067-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2040 Target Date Retirement Fund
®
Class R-2E
| RBEKX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 40	0.81% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 43,888
Total number of portfolio holdings	24
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple
accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by
Capital Group or your financial intermediary.
Lit. No. MF2ESRX-067-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2040 Target Date Retirement Fund
®
Class R-3
| RCKTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 inv
es
tment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 33	0.66% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 43,888
Total number of portfolio holdings	24
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-067-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2040 Target Date Retirement Fund
®
Class R-4
| RDGTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 18	0.36% *
*Annualized.
Key fund stati
sti
cs
Fund net assets (in millions)	$ 43,888
Total number of portfolio holdings	24
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-067-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2040 Target Date Retirement Fund
®
Class R-5E
| RHGTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investm
en
t)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 8	0.16% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 43,888
Total number of portfolio holdings	24
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-067-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2040 Target Date Retirement Fund
®
Class R-5
| REGTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 3	0.06% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 43,888
Total number of portfolio holdings	24
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional infor
mat
ion
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-067-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2040 Target Date Retirement Fund
®
Class R-6
| RFGTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 inve
stm
ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 0 *	0.01% †
*
Amount less than $1.
†
Annualized.
Key fund statistics
Fund net assets (in millions)	$ 43,888
Total number of portfolio holdings	24
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net as
sets
)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-067-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2035 Target Date Retirement Fund
®
Class A
| AAFTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund

(the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 17	0.34% *
*Annualized.
Key fund sta
tist
ics
Fund net assets (in millions)	$ 48,289
Total number of portfolio holdings	25
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-066-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2035 Target Date Retirement Fund
®
Class C
| CCFTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 53	1.07% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 48,289
Total number of portfolio holdings	25
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net a
ss
ets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-066-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2035 Target Date Retirement Fund
®
Class T
| TDFHX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 4	0.09% *
*Annualized.
Key fund stati
stic
s
Fund net assets (in millions)	$ 48,289
Total number of portfolio holdings	25
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-066-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2035 Target Date Retirement Fund
®
Class F-1
| FAQTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 18	0.37% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 48,289
Total number of portfolio holdings	25
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareho lder
s with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-066-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2035 Target Date Retirement Fund
®
Class F-2
| FBFTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund

(the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 5	0.10% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 48,289
Total number of portfolio holdings	25
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
info
rmation
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-066-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2035 Target Date Retirement Fund
®
Class F-3
| FDFTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 inv
est
ment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 0 *	0.01% †
*
Amount less than $1.
†
Annualized.
Key fund st
ati
stics
Fund net assets (in millions)	$ 48,289
Total number of portfolio holdings	25
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net
ass
ets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-066-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2035 Target Date Retirement Fund
®
Class R-1
| RAFTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 55	1.10% *
*Annualized.
Key fund sta
tist
ics
Fund net assets (in millions)	$ 48,289
Total number of portfolio holdings	25
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-066-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2035 Target Date Retirement Fund
®
Class R-2
| RBFTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 55	1.11% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 48,289
Total number of portfolio holdings	25
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net a
ss
ets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-066-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2035 Target Date Retirement Fund
®
Class R-2E
| RBEFX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 40	0.81% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 48,289
Total number of portfolio holdings	25
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional inform
ation
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-066-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2035 Target Date Retirement Fund
®
Class R-3
| RCFTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 33	0.66% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 48,289
Total number of portfolio holdings	25
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional info
rm
ation
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-066-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2035 Target Date Retirement Fund
®
Class R-4
| RDFTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 18	0.36% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 48,289
Total number of portfolio holdings	25
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional infor
matio
n
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-066-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2035 Target Date Retirement Fund
®
Class R-5E
| RHFTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 8	0.16% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 48,289
Total number of portfolio holdings	25
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net as
sets
)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-066-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2035 Target Date Retirement Fund
®
Class R-5
| REFTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 3	0.06% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 48,289
Total number of portfolio holdings	25
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional infor
matio
n
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-066-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2035 Target Date Retirement Fund
®
Class R-6
| RFFTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 0 *	0.01% †
*
Amount less than $1.
†
Annualized.
Key fund statistics
Fund net assets (in millions)	$ 48,289
Total number of portfolio holdings	25
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net
ass
ets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be m ail
ed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-066-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2030 Target Date Retirement Fund
®
Class A
| AAETX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund

(the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were
the
fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 17	0.34% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 48,534
Total number of portfolio holdings	24
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders
w
ith multi
ple
accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-065-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2030 Target Date Retirement Fund
®
Class C
| CCETX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund
costs
for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 53	1.07% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 48,534
Total number of portfolio holdings	24
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of ne
t a
ssets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-065-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2030 Target Date Retirement Fund
®
Class T
| TDFMX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund
costs
for the
last
six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 5	0.09% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 48,534
Total number of portfolio holdings	24
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net a
sse
ts)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-065-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2030 Target Date Retirement Fund
®
Class F-1
| FAETX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund
costs
for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 19	0.37% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 48,534
Total number of portfolio holdings	24
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net a
sset
s)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-065-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2030 Target Date Retirement Fund
®
Class F-2
| FBETX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund

(the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs
for
the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 5	0.10% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 48,534
Total number of portfolio holdings	24
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional inform
at
ion
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-065-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2030 Target Date Retirement Fund
®
Class F-3
| FCETX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for
the
last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 48,534
Total number of portfolio holdings	24
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net
ass
ets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-065-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2030 Target Date Retirement Fund
®
Class R-1
| RAETX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the
fund
costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 55	1.10% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 48,534
Total number of portfolio holdings	24
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of n
et as
sets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-065-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2030 Target Date Retirement Fund
®
Class R-2
| RBETX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund
costs
for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 55	1.11% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 48,534
Total number of portfolio holdings	24
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of ne
t as
sets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-065-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2030 Target Date Retirement Fund
®
Class R-2E
| RBEEX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund
costs
for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 40	0.81% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 48,534
Total number of portfolio holdings	24
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of n
et ass
ets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-065-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2030 Target Date Retirement Fund
®
Class R-3
| RCETX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the
last
six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 33	0.66% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 48,534
Total number of portfolio holdings	24
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of n
et as
sets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-065-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2030 Target Date Retirement Fund
®
Class R-4
| RDETX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs
for
the last
six
months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 18	0.36% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 48,534
Total number of portfolio holdings	24
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of ne
t a
ssets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-065-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2030 Target Date Retirement Fund
®
Class R-5E
| RHETX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for
the
last six months?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 8	0.16% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 48,534
Total number of portfolio holdings	24
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of ne
t a
ssets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-065-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2030 Target Date Retirement Fund
®
Class R-5
| REETX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 3	0.06% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 48,534
Total number of portfolio holdings	24
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of n
et a
ssets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-065-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2030 Target Date Retirement Fund
®
Class R-6
| RFETX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 in
ve
stment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 48,534
Total number of portfolio holdings	24
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-065-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2025 Target Date Retirement Fund
®
Class A
| AADTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2025 Target Date Retirement Fund

(the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 17	0.34% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 32,097
Total number of portfolio holdings	24
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-064-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2025 Target Date Retirement Fund
®
Class C
| CCDTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2025 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 54	1.07% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 32,097
Total number of portfolio holdings	24
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-064-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2025 Target Date Retirement Fund
®
Class T
| TDLMX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2025 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 5	0.09% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 32,097
Total number of portfolio holdings	24
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-064-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2025 Target Date Retirement Fund
®
Class F-1
| FAPTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2025 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 19	0.37% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 32,097
Total number of portfolio holdings	24
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-064-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2025 Target Date Retirement Fund
®
Class F-2
| FBDTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2025 Target Date Retirement Fund

(the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 5	0.09% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 32,097
Total number of portfolio holdings	24
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-064-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2025 Target Date Retirement Fund
®
Class F-3
| FDDTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2025 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 32,097
Total number of portfolio holdings	24
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-064-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2025 Target Date Retirement Fund
®
Class R-1
| RADTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2025 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 55	1.10% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 32,097
Total number of portfolio holdings	24
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-064-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2025 Target Date Retirement Fund
®
Class R-2
| RBDTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2025 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 56	1.11% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 32,097
Total number of portfolio holdings	24
Portfolio turnover rate	5%
Portfolio
holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-064-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2025 Target Date Retirement Fund
®
Class R-2E
| RBEDX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2025 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 41	0.81% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 32,097
Total number of portfolio holdings	24
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-064-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2025 Target Date Retirement Fund
®
Class R-3
| RCDTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2025 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 33	0.66% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 32,097
Total number of portfolio holdings	24
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-064-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2025 Target Date Retirement Fund
®
Class R-4
| RDDTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2025 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 18	0.36% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 32,097
Total number of portfolio holdings	24
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-064-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2025 Target Date Retirement Fund
®
Class R-5E
| RHDTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2025 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 8	0.16% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 32,097
Total number of portfolio holdings	24
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-064-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2025 Target Date Retirement Fund
®
Class R-5
| REDTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2025 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 3	0.06% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 32,097
Total number of portfolio holdings	24
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-064-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2025 Target Date Retirement Fund
®
Class R-6
| RFDTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2025 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 32,097
Total number of portfolio holdings	24
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-064-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2020 Target Date Retirement Fund
®
Class A
| AACTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2020 Target Date Retirement Fund

(the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 17	0.33% *
*Annualized.
Key fund sta
tist
ics
Fund net assets (in millions)	$ 14,818
Total number of portfolio holdings	22
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availa
bilit
y of addi
tional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important info
rmati
on
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-063-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2020 Target Date Retirement Fund
®
Class C
| CCCTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2020 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 55	1.09% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 14,818
Total number of portfolio holdings	22
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of a
ddition
al information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-063-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2020 Target Date Retirement Fund
®
Class T
| TDAMX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2020 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 5	0.09% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 14,818
Total number of portfolio holdings	22
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of ad
ditio
nal information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-063-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2020 Target Date Retirement Fund
®
Class F-1
| FAOTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2020 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 19	0.37% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 14,818
Total number of portfolio holdings	22
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Avail
abili
ty of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-063-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2020 Target Date Retirement Fund
®
Class F-2
| FBCTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2020 Target Date Retirement Fund

(the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 5	0.09% *
*Annualized.
Key fund statistics
Fund net assets (in millions )	$ 14,818
Total number of portfolio holdings	22
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availabil
ity of additi
onal information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-063-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2020 Target Date Retirement Fund
®
Class F-3
| FCCTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2020 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 14,818
Total number of portfolio holdings	22
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of ad
dition
al information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-063-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2020 Target Date Retirement Fund
®
Class R-1
| RACTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2020 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 51	1.01% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 14,818
Total number of portfolio holdings	22
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additiona
l info
rmation
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-063-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2020 Target Date Retirement Fund
®
Class R-2
| RBCTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2020 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 56	1.11% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 14,818
Total number of portfolio holdings	22
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund
expenses
, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-063-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2020 Target Date Retirement Fund
®
Class R-2E
| RBEHX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2020 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 41	0.81% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 14,818
Total number of portfolio holdings	22
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one
copy
of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-063-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2020 Target Date Retirement Fund
®
Class R-3
| RCCTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2020 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 33	0.66% *
*Annualized.
Key fund st
atist
ics
Fund net assets (in millions)	$ 14,818
Total number of portfolio holdings	22
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only
one
copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-063-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2020 Target Date Retirement Fund
®
Class R-4
| RDCTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2020 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 18	0.36% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 14,818
Total number of portfolio holdings	22
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To
reduce
fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-063-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2020 Target Date Retirement Fund
®
Class R-5E
| RHCTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2020 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 8	0.16% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 14,818
Total number of portfolio holdings	22
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important
information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-063-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2020 Target Date Retirement Fund
®
Class R-5
|
RECTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2020 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 3	0.06% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 14,818
Total number of portfolio holdings	22
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important
information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-063-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2020 Target Date Retirement Fund
®
Class R-6
| RRCTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2020 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 14,818
Total number of portfolio holdings	22
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-063-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2015 Target Date Retirement Fund
®
Class A
| AABTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2015 Target Date Retirement Fund

(the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 17	0.33% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 4,744
Total number of portfolio holdings	19
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability
of addi
tional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-062-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2015 Target Date Retirement Fund
®
Class C
| CCBTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2015 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 54	1.07% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 4,744
Total number of portfolio holdings	19
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availabil
ity of
additi
ona
l information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-062-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2015 Target Date Retirement Fund
®
Class T
| TDQMX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2015 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 5	0.09% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 4,744
Total number of portfolio holdings	19
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additi
onal
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-062-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2015 Target Date Retirement Fund
®
Class F-1
| FAKTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2015 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 19	0.37% *
*Annualized.
Key fund
statistics
Fund net assets (in millions)	$ 4,744
Total number of portfolio holdings	19
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-062-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2015 Target Date Retirement Fund
®
Class F-2
| FBBTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2015 Target Date Retirement Fund

(the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 5	0.10% *
*Annualized.
Key fund
statistics
Fund net assets (in millions)	$ 4,744
Total number of portfolio holdings	19
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-062-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2015 Target Date Retirement Fund
®
Class F-3
| FDBTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2015 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01% *
*Annualized.
Key fund
statistics
Fund net assets (in millions)	$ 4,744
Total number of portfolio holdings	19
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-062-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2015 Target Date Retirement Fund
®
Class R-1
| RAJTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2015 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 55	1.10% *
*Annualized.
Key fund
statistics
Fund net assets (in millions)	$ 4,744
Total number of portfolio holdings	19
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-062-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2015 Target Date Retirement Fund
®
Class R-2
| RBJTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2015 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 56	1.11% *
*Annualized.
Key fund
statistics
Fund net assets (in millions)	$ 4,744
Total number of portfolio holdings	19
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-062-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2015 Target Date Retirement Fund
®
Class R-2E
| RBEJX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2015 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 41	0.81% *
*Annualized.
Key fund
statistics
Fund net assets (in millions)	$ 4,744
Total number of portfolio holdings	19
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-062-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2015 Target Date Retirement Fund
®
Class R-3
| RCJTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2015 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 33	0.66% *
*Annualized.
Key fund
statistics
Fund net assets (in millions)	$ 4,744
Total number of portfolio holdings	19
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-062-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2015 Target Date Retirement Fund
®
Class R-4
| RDBTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2015 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 18	0.36% *
*Annualized.
Key fund
statistics
Fund net assets (in millions)	$ 4,744
Total number of portfolio holdings	19
Portfolio turnover rate	5%
Portfolio holdings
by
fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-062-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2015 Target Date Retirement Fund
®
Class R-5E
| RHBTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2015 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 8	0.16% *
*Annualized.
Key fund
statistics
Fund net assets (in millions)	$ 4,744
Total number of portfolio holdings	19
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-062-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2015 Target Date Retirement Fund
®
Class R-5
| REJTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2015 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 3	0.06% *
*Annualized.
Key fund
statistics
Fund net assets (in millions)	$ 4,744
Total number of portfolio holdings	19
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-062-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2015 Target Date Retirement Fund
®
Class R-6
| RFJTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2015 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01% *
*Annualized.
Key fund
statistics
Fund net assets (in millions)	$ 4,744
Total number of portfolio holdings	19
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-062-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2010 Target Date Retirement Fund
®
Class A
| AAATX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2010 Target Date Retirement Fund

(the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 17	0.34% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 3,802
Total number of portfolio holdings	18
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-061-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2010 Target Date Retirement Fund
®
Class C
| CCATX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2010 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 55	1.09% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,802
Total number of portfolio holdings	18
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net
assets
)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-061-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2010 Target Date Retirement Fund
®
Class T
| TDMMX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2010 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 5	0.09% *
*Annualized.
Key fund
statistics
Fund net assets (in millions)	$ 3,802
Total number of portfolio holdings	18
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-061-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2010 Target Date Retirement Fund
®
Class F-1
| FAATX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2010 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 19	0.37% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,802
Total number of portfolio holdings	18
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of n
et as
sets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-061-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2010 Target Date Retirement Fund
®
Class F-2
| FBATX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2010 Target Date Retirement Fund

(the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 5	0.09% *
*Annualized.
Key fund statis
tic
s
Fund net assets (in millions)	$ 3,802
Total number of portfolio holdings	18
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-061-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2010 Target Date Retirement Fund
®
Class F-3
| DJTFX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2010 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 in
vestm
ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,802
Total number of portfolio holdings	18
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-061-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2010 Target Date Retirement Fund
®
Class R-1
| RAATX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2010 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 55	1.10% *
*Annualized.
Key fund statis
tics
Fund net assets (in millions)	$ 3,802
Total number of portfolio holdings	18
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-061-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2010 Target Date Retirement Fund
®
Class R-2
| RBATX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2010 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for
the
last
six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 56	1.11% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,802
Total number of portfolio holdings	18
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability
of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-061-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2010 Target Date Retirement Fund
®
Class R-2E
| RBEAX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2010 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last
six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 41	0.81% *
*Annualized.
Key fund s
tatis
tics
Fund net assets (in millions)	$ 3,802
Total number of portfolio holdings	18
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability
of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-061-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2010 Target Date Retirement Fund
®
Class R-3
| RCATX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2010 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the
last
six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 33	0.66% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,802
Total number of portfolio holdings	18
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net
assets
)
*Less than 1%.
Availability
of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-061-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2010 Target Date Retirement Fund
®
Class R-4
| RDATX
for the six
months
ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2010 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last
six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 18	0.36% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,802
Total number of portfolio holdings	18
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net
assets
)
*Less than 1%.
Availability
of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-061-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2010 Target Date Retirement Fund
®
Class R-5E
| RHATX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2010 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 8	0.16% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,802
Total number of portfolio holdings	18
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net a
sset
s)
*Less than 1%.
Availability
of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-061-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2010 Target Date Retirement Fund
®
Class R-5
| REATX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2010 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last
six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 3	0.06% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,802
Total number of portfolio holdings	18
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net a
sset
s)
*Less than 1%.
Availability
of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-061-0625 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2010 Target Date Retirement Fund
®
Class R-6
| RFTTX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about American Funds 2010 Target Date Retirement Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last
six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01% *
*Annualized.
Key fund statis
tics
Fund net assets (in millions)	$ 3,802
Total number of portfolio holdings	18
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability
of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-061-0625 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Funds Target Date Retirement Series®
Financial Statements and Other Information N-CSR Items 7-11
for the six months ended April 30, 2025
Lit. No. MFGEFP2-850-0625 © 2025 Capital Group. All rights reserved.

American Funds 2070 Target Date Retirement Fundunaudited
Investment portfolio April 30, 2025
Designed for investors who plan to retire in or near 2070.

Growth funds 49%	Shares	Value (000)
New Perspective Fund, Class R-6	233,401	$14,559
SMALLCAP World Fund, Inc., Class R-6	218,023	14,559
New World Fund, Inc., Class R-6	145,833	11,648
AMCAP Fund, Class R-6	245,288	10,192
The Growth Fund of America, Class R-6	143,303	10,192
The New Economy Fund, Class R-6	123,911	7,280
EuroPacific Growth Fund, Class R-6	51,347	2,912
		71,342
Growth-and-income funds 37%
Fundamental Investors, Class R-6	166,840	13,103
Washington Mutual Investors Fund, Class R-6	191,196	11,648
Capital World Growth and Income Fund, Class R-6	182,194	11,647
The Investment Company of America, Class R-6	182,745	10,192
American Mutual Fund, Class R-6	132,096	7,280
		53,870
Balanced funds 8%
American Balanced Fund, Class R-6	256,406	8,736
American Funds Global Balanced Fund, Class R-6	77,776	2,912
		11,648
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	601,635	7,280
American Funds Emerging Markets Bond Fund, Class R-6	188,840	1,456
		8,736
Total investment securities 100% (cost: $148,977,000)		145,596
Other assets less liabilities 0%		(38)
Net assets 100%		$145,558

American Funds Target Date Retirement Series	1

American Funds 2070 Target Date Retirement Fund (continued)
Investments in affiliates1

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 49%
New Perspective Fund, Class R-6	$2,557	$12,227	$76	$(3)	$(146)	$14,559	$41	$204
SMALLCAP World Fund, Inc., Class R-6	2,557	12,562	41	(3)	(516)	14,559	46	—
New World Fund, Inc., Class R-6	1,789	9,851	92	(4)	104	11,648	47	103
AMCAP Fund, Class R-6	1,789	8,902	29	(2)	(468)	10,192	20	180
The Growth Fund of America, Class R-6	1,790	8,930	30	(2)	(496)	10,192	22	261
The New Economy Fund, Class R-6	1,278	6,452	17	(1)	(432)	7,280	3	205
EuroPacific Growth Fund, Class R-6	511	2,390	24	(1)	36	2,912	10	30
						71,342
Growth-and-income funds 37%
Fundamental Investors, Class R-6	2,301	11,392	58	(3)	(529)	13,103	50	285
Washington Mutual Investors Fund, Class R-6	2,045	9,945	62	(1)	(279)	11,648	50	152
Capital World Growth and Income Fund, Class R-6	2,109	9,826	72	(5)	(211)	11,647	55	220
The Investment Company of America, Class R-6	1,789	8,896	54	(3)	(436)	10,192	35	242
American Mutual Fund, Class R-6	1,278	6,236	36	(3)	(195)	7,280	38	104
						53,870
Balanced funds 8%
American Balanced Fund, Class R-6	1,532	7,480	53	(3)	(220)	8,736	55	129
American Funds Global Balanced Fund, Class R-6	765	2,453	282	(6)	(18)	2,912	18	34
						11,648
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	1,288	6,004	153	(3)	144	7,280	86	—
American Funds Emerging Markets Bond Fund, Class R-6	194	1,268	16	(1)	11	1,456	27	—
						8,736
Total 100%				$(44)	$(3,651)	$145,596	$603	$2,149

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Refer to the notes to financial statements.

2	American Funds Target Date Retirement Series

American Funds 2065 Target Date Retirement Fundunaudited
Investment portfolio April 30, 2025
Designed for investors who plan to retire in or near 2065.

Growth funds 49%	Shares	Value (000)
New Perspective Fund, Class R-6	7,106,938	$443,331
SMALLCAP World Fund, Inc., Class R-6	6,637,630	443,261
New World Fund, Inc., Class R-6	4,439,129	354,553
The Growth Fund of America, Class R-6	4,382,677	311,696
AMCAP Fund, Class R-6	7,465,690	310,199
The New Economy Fund, Class R-6	3,770,072	221,492
EuroPacific Growth Fund, Class R-6	1,565,895	88,802
		2,173,334
Growth-and-income funds 37%
Fundamental Investors, Class R-6	5,082,554	399,184
Capital World Growth and Income Fund, Class R-6	5,550,288	354,830
Washington Mutual Investors Fund, Class R-6	5,824,523	354,830
The Investment Company of America, Class R-6	5,567,080	310,476
American Mutual Fund, Class R-6	4,024,104	221,768
		1,641,088
Balanced funds 8%
American Balanced Fund, Class R-6	7,811,008	266,121
American Funds Global Balanced Fund, Class R-6	2,369,275	88,706
		354,827
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	18,329,468	221,787
American Funds Emerging Markets Bond Fund, Class R-6	5,752,077	44,348
		266,135
Total investment securities 100% (cost: $4,244,432,000)		4,435,384
Other assets less liabilities 0%		(594)
Net assets 100%		$4,434,790

American Funds Target Date Retirement Series	3

American Funds 2065 Target Date Retirement Fund (continued)
Investments in affiliates1

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 49%
New Perspective Fund, Class R-6	$365,598	$93,373	$3,736	$1,042	$(12,946)	$443,331	$3,341	$16,500
SMALLCAP World Fund, Inc., Class R-6	365,915	111,383	6,010	390	(28,417)	443,261	3,659	—
New World Fund, Inc., Class R-6	255,808	109,514	3,977	668	(7,460)	354,553	3,835	8,343
The Growth Fund of America, Class R-6	255,808	86,326	6,448	802	(24,792)	311,696	1,788	20,985
AMCAP Fund, Class R-6	255,808	79,518	2,609	821	(23,339)	310,199	1,636	14,564
The New Economy Fund, Class R-6	182,615	63,656	1,862	576	(23,493)	221,492	252	16,673
EuroPacific Growth Fund, Class R-6	72,887	17,705	766	175	(1,199)	88,802	824	2,445
						2,173,334
Growth-and-income funds 37%
Fundamental Investors, Class R-6	328,502	102,940	3,712	971	(29,517)	399,184	3,015	23,034
Capital World Growth and Income Fund, Class R-6	301,055	80,720	10,210	676	(17,411)	354,830	3,221	17,755
Washington Mutual Investors Fund, Class R-6	292,363	83,344	6,658	689	(14,908)	354,830	2,823	12,395
The Investment Company of America, Class R-6	255,508	80,397	2,872	870	(23,427)	310,476	1,906	19,669
American Mutual Fund, Class R-6	183,595	55,127	4,833	404	(12,525)	221,768	2,158	8,357
						1,641,088
Balanced funds 8%
American Balanced Fund, Class R-6	220,168	62,926	3,776	356	(13,553)	266,121	3,686	11,229
American Funds Global Balanced Fund, Class R-6	110,208	20,097	38,574	1,434	(4,459)	88,706	904	2,686
						354,827
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	185,859	47,526	15,705	(1,319)	5,426	221,787	4,692	—
American Funds Emerging Markets Bond Fund, Class R-6	27,982	17,217	738	(2)	(111)	44,348	1,398	—
						266,135
Total 100%				$8,553	$(232,131)	$4,435,384	$39,138	$174,635

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Refer to the notes to financial statements.

4	American Funds Target Date Retirement Series

American Funds 2060 Target Date Retirement Fund® unaudited
Investment portfolio April 30, 2025
Designed for investors who plan to retire in or near 2060.

Growth funds 49%	Shares	Value (000)
New Perspective Fund, Class R-6	24,237,337	$1,511,925
SMALLCAP World Fund, Inc., Class R-6	22,521,752	1,504,002
New World Fund, Inc., Class R-6	15,244,619	1,217,588
The Growth Fund of America, Class R-6	14,970,571	1,064,707
AMCAP Fund, Class R-6	25,362,764	1,053,823
The New Economy Fund, Class R-6	12,728,984	747,828
EuroPacific Growth Fund, Class R-6	5,461,650	309,730
American Funds Global Insight Fund, Class R-6	1,006,427	24,144
		7,433,747
Growth-and-income funds 37%
Fundamental Investors, Class R-6	17,364,279	1,363,790
Capital World Growth and Income Fund, Class R-6	18,961,093	1,212,183
Washington Mutual Investors Fund, Class R-6	19,897,943	1,212,183
The Investment Company of America, Class R-6	18,776,343	1,047,157
American Mutual Fund, Class R-6	14,017,785	772,520
		5,607,833
Balanced funds 8%
American Balanced Fund, Class R-6	26,675,052	908,819
American Funds Global Balanced Fund, Class R-6	8,076,600	302,388
		1,211,207
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	62,579,441	757,211
American Funds Emerging Markets Bond Fund, Class R-6	19,556,435	150,780
		907,991
Total investment securities 100% (cost: $13,881,184,000)		15,160,778
Other assets less liabilities 0%		(1,722)
Net assets 100%		$15,159,056

American Funds Target Date Retirement Series	5

American Funds 2060 Target Date Retirement Fund®  (continued)
Investments in affiliates1

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 49%
New Perspective Fund, Class R-6	$1,426,736	$160,941	$30,984	$12,256	$(57,024)	$1,511,925	$12,759	$63,016
SMALLCAP World Fund, Inc., Class R-6	1,426,734	232,284	55,096	9,196	(109,116)	1,504,002	13,760	—
New World Fund, Inc., Class R-6	997,527	294,377	45,021	2,065	(31,360)	1,217,588	14,520	31,586
The Growth Fund of America, Class R-6	1,011,384	191,898	53,273	11,649	(96,951)	1,064,707	6,870	80,642
AMCAP Fund, Class R-6	997,527	160,997	24,135	7,754	(88,320)	1,053,823	6,279	55,898
The New Economy Fund, Class R-6	714,475	131,202	14,744	6,011	(89,116)	747,828	969	64,087
EuroPacific Growth Fund, Class R-6	282,180	38,268	6,051	1,452	(6,119)	309,730	3,096	9,185
American Funds Global Insight Fund, Class R-6	—	23,898	296	14	528	24,144	—	—
						7,433,747
Growth-and-income funds 37%
Fundamental Investors, Class R-6	1,285,448	216,171	34,398	11,278	(114,709)	1,363,790	11,162	87,773
Capital World Growth and Income Fund, Class R-6	1,177,132	141,976	45,452	8,050	(69,523)	1,212,183	11,964	67,625
Washington Mutual Investors Fund, Class R-6	1,143,256	153,638	33,669	9,411	(60,453)	1,212,183	10,390	47,210
The Investment Company of America, Class R-6	999,549	160,316	31,452	10,756	(92,012)	1,047,157	6,938	75,012
American Mutual Fund, Class R-6	716,642	125,299	24,544	5,189	(50,066)	772,520	8,052	31,797
						5,607,833
Balanced funds 8%
American Balanced Fund, Class R-6	861,930	118,399	23,604	4,443	(52,349)	908,819	13,796	42,606
American Funds Global Balanced Fund, Class R-6	430,314	43,112	159,492	11,110	(22,656)	302,388	3,348	10,228
						1,211,207
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	726,850	141,696	125,565	(13,484)	27,714	757,211	17,067	—
American Funds Emerging Markets Bond Fund, Class R-6	109,249	56,876	14,723	(324)	(298)	150,780	5,094	—
						907,991
Total 100%				$96,826	$(911,830)	$15,160,778	$146,064	$666,665

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Refer to the notes to financial statements.

6	American Funds Target Date Retirement Series

American Funds 2055 Target Date Retirement Fund® unaudited
Investment portfolio April 30, 2025
Designed for investors who plan to retire in or near 2055.

Growth funds 49%	Shares	Value (000)
New Perspective Fund, Class R-6	35,398,026	$2,208,129
SMALLCAP World Fund, Inc., Class R-6	32,696,897	2,183,499
New World Fund, Inc., Class R-6	23,992,094	1,916,248
The Growth Fund of America, Class R-6	24,046,904	1,710,216
AMCAP Fund, Class R-6	40,739,658	1,692,733
The New Economy Fund, Class R-6	20,028,677	1,176,685
American Funds Global Insight Fund, Class R-6	21,124,375	506,773
EuroPacific Growth Fund, Class R-6	8,876,367	503,379
		11,897,662
Growth-and-income funds 37%
Fundamental Investors, Class R-6	27,677,147	2,173,763
Capital World Growth and Income Fund, Class R-6	30,294,648	1,936,737
Washington Mutual Investors Fund, Class R-6	31,790,484	1,936,676
American Mutual Fund, Class R-6	26,739,313	1,473,604
The Investment Company of America, Class R-6	25,834,642	1,440,798
		8,961,578
Equity-income funds 0%
Capital Income Builder, Class R-6	623,388	45,040
The Income Fund of America, Class R-6	1,778,821	45,039
		90,079
Balanced funds 8%
American Balanced Fund, Class R-6	43,262,342	1,473,948
American Funds Global Balanced Fund, Class R-6	13,162,249	492,795
		1,966,743
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	100,268,493	1,213,249
American Funds Emerging Markets Bond Fund, Class R-6	31,509,365	242,937
		1,456,186
Total investment securities 100% (cost: $21,650,054,000)		24,372,248
Other assets less liabilities 0%		(2,820)
Net assets 100%		$24,369,428

American Funds Target Date Retirement Series	7

American Funds 2055 Target Date Retirement Fund®  (continued)
Investments in affiliates1

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 49%
New Perspective Fund, Class R-6	$2,117,798	$204,548	$48,253	$13,539	$(79,503)	$2,208,129	$18,935	$93,516
SMALLCAP World Fund, Inc., Class R-6	2,117,798	289,311	78,780	9,810	(154,640)	2,183,499	20,109	—
New World Fund, Inc., Class R-6	1,646,639	432,784	112,781	(4,121)	(46,273)	1,916,248	23,759	51,683
The Growth Fund of America, Class R-6	1,691,807	271,296	115,538	20,683	(158,032)	1,710,216	11,300	132,646
AMCAP Fund, Class R-6	1,651,871	213,409	41,692	12,054	(142,909)	1,692,733	10,347	92,112
The New Economy Fund, Class R-6	1,195,319	166,675	50,594	8,892	(143,607)	1,176,685	1,599	105,783
American Funds Global Insight Fund, Class R-6	460,084	49,509	7,278	2,255	2,203	506,773	5,990	—
EuroPacific Growth Fund, Class R-6	460,084	62,114	10,888	1,025	(8,956)	503,379	5,110	15,160
						11,897,662
Growth-and-income funds 37%
Fundamental Investors, Class R-6	2,134,653	262,702	55,185	15,098	(183,505)	2,173,763	18,194	144,155
Capital World Growth and Income Fund, Class R-6	1,937,747	172,790	72,226	11,279	(112,853)	1,936,737	19,561	111,104
Washington Mutual Investors Fund, Class R-6	1,896,422	180,323	56,518	14,021	(97,572)	1,936,676	16,989	77,292
American Mutual Fund, Class R-6	1,421,525	188,374	47,704	8,891	(97,482)	1,473,604	15,786	62,442
The Investment Company of America, Class R-6	1,425,206	171,644	43,343	12,708	(125,417)	1,440,798	9,686	105,553
						8,961,578
Equity-income funds 0%
Capital Income Builder, Class R-6	—	44,011	398	18	1,409	45,040	184	—
The Income Fund of America, Class R-6	—	44,438	355	15	941	45,039	188	—
						90,079
Balanced funds 8%
American Balanced Fund, Class R-6	1,426,391	165,154	39,677	5,404	(83,324)	1,473,948	22,639	69,911
American Funds Global Balanced Fund, Class R-6	713,661	47,337	249,594	22,254	(40,863)	492,795	5,444	16,734
						1,966,743
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	1,203,713	189,041	202,433	(22,051)	44,979	1,213,249	27,787	—
American Funds Emerging Markets Bond Fund, Class R-6	180,912	84,742	21,661	(398)	(658)	242,937	8,309	—
						1,456,186
Total 100%				$131,376	$(1,426,062)	$24,372,248	$241,916	$1,078,091

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Refer to the notes to financial statements.

8	American Funds Target Date Retirement Series

American Funds 2050 Target Date Retirement Fund® unaudited
Investment portfolio April 30, 2025
Designed for investors who plan to retire in or near 2050.

Growth funds 46%	Shares	Value (000)
New Perspective Fund, Class R-6	48,498,233	$3,025,320
SMALLCAP World Fund, Inc., Class R-6	40,613,437	2,712,165
The Growth Fund of America, Class R-6	33,698,371	2,396,628
AMCAP Fund, Class R-6	57,090,929	2,372,128
New World Fund, Inc., Class R-6	25,930,936	2,071,104
The New Economy Fund, Class R-6	22,782,026	1,338,444
American Funds Global Insight Fund, Class R-6	44,280,894	1,062,299
EuroPacific Growth Fund, Class R-6	12,466,699	706,986
		15,685,074
Growth-and-income funds 35%
Fundamental Investors, Class R-6	34,528,632	2,711,879
Washington Mutual Investors Fund, Class R-6	44,085,778	2,685,706
Capital World Growth and Income Fund, Class R-6	37,506,887	2,397,815
American Mutual Fund, Class R-6	43,383,075	2,390,841
The Investment Company of America, Class R-6	29,678,024	1,655,143
		11,841,384
Equity-income funds 4%
The Income Fund of America, Class R-6	28,893,311	731,579
Capital Income Builder, Class R-6	9,972,390	720,505
		1,452,084
Balanced funds 9%
American Balanced Fund, Class R-6	70,530,136	2,402,962
American Funds Global Balanced Fund, Class R-6	18,236,174	682,762
		3,085,724
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	139,068,404	1,682,728
American Funds Emerging Markets Bond Fund, Class R-6	44,259,923	341,244
		2,023,972
Total investment securities 100% (cost: $29,526,754,000)		34,088,238
Other assets less liabilities 0%		(4,027)
Net assets 100%		$34,084,211

American Funds Target Date Retirement Series	9

American Funds 2050 Target Date Retirement Fund®  (continued)
Investments in affiliates1

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 46%
New Perspective Fund, Class R-6	$2,999,326	$212,227	$90,195	$22,611	$(118,649)	$3,025,320	$26,828	$132,501
SMALLCAP World Fund, Inc., Class R-6	2,671,880	298,791	78,269	14,020	(194,257)	2,712,165	25,182	—
The Growth Fund of America, Class R-6	2,406,393	370,605	188,509	36,579	(228,440)	2,396,628	16,018	188,027
AMCAP Fund, Class R-6	2,356,733	277,989	79,116	18,309	(201,787)	2,372,128	14,683	130,709
New World Fund, Inc., Class R-6	1,812,431	407,585	97,289	2,653	(54,276)	2,071,104	25,178	54,768
The New Economy Fund, Class R-6	1,376,896	183,724	71,411	17,321	(168,086)	1,338,444	1,812	119,912
American Funds Global Insight Fund, Class R-6	981,942	87,775	16,418	4,569	4,431	1,062,299	12,730	—
EuroPacific Growth Fund, Class R-6	649,443	86,442	17,422	1,466	(12,943)	706,986	7,239	21,479
						15,685,074
Growth-and-income funds 35%
Fundamental Investors, Class R-6	2,690,119	305,301	73,306	22,624	(232,859)	2,711,879	22,798	181,233
Washington Mutual Investors Fund, Class R-6	2,698,484	181,830	78,621	22,565	(138,552)	2,685,706	23,818	108,800
Capital World Growth and Income Fund, Class R-6	2,434,924	203,788	115,582	17,853	(143,168)	2,397,815	24,212	137,500
American Mutual Fund, Class R-6	2,361,843	227,693	53,751	19,975	(164,919)	2,390,841	25,806	102,581
The Investment Company of America, Class R-6	1,687,284	168,627	68,165	16,522	(149,125)	1,655,143	11,361	124,373
						11,841,384
Equity-income funds 4%
The Income Fund of America, Class R-6	670,751	100,954	31,588	1,549	(10,087)	731,579	19,137	14,849
Capital Income Builder, Class R-6	669,961	81,960	33,016	1,878	(278)	720,505	14,997	15,742
						1,452,084
Balanced funds 9%
American Balanced Fund, Class R-6	2,304,492	283,808	56,863	10,759	(139,234)	2,402,962	37,236	115,195
American Funds Global Balanced Fund, Class R-6	898,916	52,818	243,534	25,883	(51,321)	682,762	7,679	23,562
						3,085,724
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	1,701,424	209,551	259,850	(35,138)	66,741	1,682,728	39,153	—
American Funds Emerging Markets Bond Fund, Class R-6	249,818	121,344	28,465	(533)	(920)	341,244	11,690	—
						2,023,972
Total 100%				$221,465	$(1,937,729)	$34,088,238	$367,557	$1,471,231

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Refer to the notes to financial statements.

10	American Funds Target Date Retirement Series

American Funds 2045 Target Date Retirement Fund® unaudited
Investment portfolio April 30, 2025
Designed for investors who plan to retire in or near 2045.

Growth funds 44%	Shares	Value (000)
New Perspective Fund, Class R-6	42,530,830	$2,653,073
The Growth Fund of America, Class R-6	37,094,405	2,638,154
AMCAP Fund, Class R-6	62,844,404	2,611,185
SMALLCAP World Fund, Inc., Class R-6	39,017,330	2,605,577
New World Fund, Inc., Class R-6	28,267,419	2,257,719
American Funds Global Insight Fund, Class R-6	64,138,222	1,538,676
The New Economy Fund, Class R-6	24,936,252	1,465,005
EuroPacific Growth Fund, Class R-6	13,085,676	742,089
		16,511,478
Growth-and-income funds 33%
Fundamental Investors, Class R-6	37,881,325	2,975,199
Capital World Growth and Income Fund, Class R-6	41,432,908	2,648,806
American Mutual Fund, Class R-6	47,915,510	2,640,624
Washington Mutual Investors Fund, Class R-6	42,647,072	2,598,059
The Investment Company of America, Class R-6	26,876,618	1,498,909
International Growth and Income Fund, Class R-6	1,526,225	60,576
		12,422,173
Equity-income funds 7%
The Income Fund of America, Class R-6	60,530,083	1,532,622
Capital Income Builder, Class R-6	16,065,643	1,160,742
		2,693,364
Balanced funds 10%
American Balanced Fund, Class R-6	89,009,620	3,032,558
American Funds Global Balanced Fund, Class R-6	20,794,164	778,533
		3,811,091
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	157,876,143	1,910,301
American Funds Emerging Markets Bond Fund, Class R-6	51,261,148	395,224
Capital World Bond Fund, Class R-6	2,276,206	37,398
American Funds Inflation Linked Bond Fund, Class R-6	3,833,895	36,805
American Funds Multi-Sector Income Fund, Class R-6	3,857,878	35,763
		2,415,491
Total investment securities 100% (cost: $32,668,947,000)		37,853,597
Other assets less liabilities 0%		(4,735)
Net assets 100%		$37,848,862

American Funds Target Date Retirement Series	11

American Funds 2045 Target Date Retirement Fund®  (continued)
Investments in affiliates1

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 44%
New Perspective Fund, Class R-6	$2,629,133	$179,050	$73,189	$28,001	$(109,922)	$2,653,073	$23,226	$114,710
The Growth Fund of America, Class R-6	2,678,671	406,965	234,194	47,726	(261,014)	2,638,154	17,809	209,051
AMCAP Fund, Class R-6	2,625,197	300,335	110,502	27,029	(230,874)	2,611,185	16,309	145,188
SMALLCAP World Fund, Inc., Class R-6	2,604,654	271,021	95,215	13,160	(188,043)	2,605,577	24,441	—
New World Fund, Inc., Class R-6	1,924,741	502,293	110,977	10,179	(68,517)	2,257,719	28,070	61,061
American Funds Global Insight Fund, Class R-6	1,456,669	100,875	31,660	8,530	4,262	1,538,676	18,890	—
The New Economy Fund, Class R-6	1,513,966	193,549	74,544	21,519	(189,485)	1,465,005	2,016	133,384
EuroPacific Growth Fund, Class R-6	723,439	75,967	43,220	2,537	(16,634)	742,089	8,057	23,906
						16,511,478
Growth-and-income funds 33%
Fundamental Investors, Class R-6	3,002,929	297,594	93,611	31,552	(263,265)	2,975,199	25,228	201,411
Capital World Growth and Income Fund, Class R-6	2,691,209	220,376	123,603	23,370	(162,546)	2,648,806	26,854	152,897
American Mutual Fund, Class R-6	2,637,426	235,748	72,788	28,143	(187,905)	2,640,624	28,540	113,571
Washington Mutual Investors Fund, Class R-6	2,635,766	153,184	79,519	29,507	(140,879)	2,598,059	23,027	105,314
The Investment Company of America, Class R-6	1,511,890	169,821	66,105	21,836	(138,533)	1,498,909	10,125	110,697
International Growth and Income Fund, Class R-6	—	57,707	743	67	3,545	60,576	176	—
						12,422,173
Equity-income funds 7%
The Income Fund of America, Class R-6	1,498,815	143,746	87,343	4,532	(27,128)	1,532,622	42,026	33,195
Capital Income Builder, Class R-6	1,120,224	105,592	65,781	4,380	(3,673)	1,160,742	24,803	26,342
						2,693,364
Balanced funds 10%
American Balanced Fund, Class R-6	3,002,424	264,895	73,061	18,932	(180,632)	3,032,558	47,150	146,356
American Funds Global Balanced Fund, Class R-6	1,021,174	68,468	283,107	29,228	(57,230)	778,533	8,510	26,212
						3,811,091
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	1,891,882	202,122	219,396	(19,622)	55,315	1,910,301	43,832	—
American Funds Emerging Markets Bond Fund, Class R-6	275,556	129,922	8,781	136	(1,609)	395,224	12,879	—
Capital World Bond Fund, Class R-6	—	35,976	728	27	2,123	37,398	362	—
American Funds Inflation Linked Bond Fund, Class R-6	—	35,704	724	19	1,806	36,805	—	—
American Funds Multi-Sector Income Fund, Class R-6	—	36,642	721	10	(168)	35,763	700	—
						2,415,491
Total 100%				$330,798	$(2,161,006)	$37,853,597	$433,030	$1,603,295

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Refer to the notes to financial statements.

12	American Funds Target Date Retirement Series

American Funds 2040 Target Date Retirement Fund® unaudited
Investment portfolio April 30, 2025
Designed for investors who plan to retire in or near 2040.

Growth funds 38%	Shares	Value (000)
The Growth Fund of America, Class R-6	42,263,459	$3,005,777
New Perspective Fund, Class R-6	47,990,848	2,993,669
AMCAP Fund, Class R-6	71,754,844	2,981,414
SMALLCAP World Fund, Inc., Class R-6	37,857,799	2,528,144
American Funds Global Insight Fund, Class R-6	73,874,099	1,772,240
New World Fund, Inc., Class R-6	20,995,055	1,676,875
The New Economy Fund, Class R-6	27,244,904	1,600,638
		16,558,757
Growth-and-income funds 33%
Capital World Growth and Income Fund, Class R-6	48,196,093	3,081,176
American Mutual Fund, Class R-6	55,374,661	3,051,698
Fundamental Investors, Class R-6	38,265,166	3,005,346
Washington Mutual Investors Fund, Class R-6	42,437,141	2,585,271
The Investment Company of America, Class R-6	30,820,265	1,718,846
International Growth and Income Fund, Class R-6	24,073,039	955,459
		14,397,796
Equity-income funds 7%
The Income Fund of America, Class R-6	69,871,584	1,769,148
Capital Income Builder, Class R-6	19,163,108	1,384,535
		3,153,683
Balanced funds 10%
American Balanced Fund, Class R-6	103,113,848	3,513,089
American Funds Global Balanced Fund, Class R-6	25,636,981	959,848
		4,472,937
Fixed income funds 12%
U.S. Government Securities Fund, Class R-6	177,754,699	2,150,832
American Funds Inflation Linked Bond Fund, Class R-6	103,328,709	991,955
Capital World Bond Fund, Class R-6	57,346,326	942,200
American Funds Multi-Sector Income Fund, Class R-6	100,472,848	931,383
American Funds Mortgage Fund, Class R-6	19,210,358	170,012
Intermediate Bond Fund of America, Class R-6	6,479,363	82,223
American Funds Strategic Bond Fund, Class R-6	4,418,666	41,359
		5,309,964
Total investment securities 100% (cost: $37,452,663,000)		43,893,137
Other assets less liabilities 0%		(5,549)
Net assets 100%		$43,887,588

American Funds Target Date Retirement Series	13

American Funds 2040 Target Date Retirement Fund®  (continued)
Investments in affiliates1

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 38%
The Growth Fund of America, Class R-6	$3,145,195	$380,315	$271,391	$75,409	$(323,751)	$3,005,777	$20,978	$246,247
New Perspective Fund, Class R-6	3,069,329	194,952	173,362	45,298	(142,548)	2,993,669	27,387	135,258
AMCAP Fund, Class R-6	3,106,602	266,316	157,116	44,163	(278,551)	2,981,414	19,191	170,845
SMALLCAP World Fund, Inc., Class R-6	2,635,556	177,098	111,779	33,656	(206,387)	2,528,144	24,798	—
American Funds Global Insight Fund, Class R-6	1,736,878	71,586	51,001	13,440	1,337	1,772,240	22,333	—
New World Fund, Inc., Class R-6	1,543,055	345,236	163,555	9,298	(57,159)	1,676,875	22,082	48,036
The New Economy Fund, Class R-6	1,781,694	159,960	147,411	28,180	(221,785)	1,600,638	2,382	157,578
EuroPacific Growth Fund, Class R-6[2]	57,501	—	56,904	16,348	(16,945)	—	—	—
						16,558,757
Growth-and-income funds 33%
Capital World Growth and Income Fund, Class R-6	3,096,728	237,626	89,435	35,578	(199,321)	3,081,176	31,526	180,551
American Mutual Fund, Class R-6	3,134,480	221,979	118,794	49,740	(235,707)	3,051,698	33,377	134,055
Fundamental Investors, Class R-6	3,136,503	254,949	147,431	50,949	(289,624)	3,005,346	26,034	208,455
Washington Mutual Investors Fund, Class R-6	2,695,300	132,876	132,171	45,193	(155,927)	2,585,271	23,133	106,490
The Investment Company of America, Class R-6	1,805,467	155,100	103,941	34,968	(172,748)	1,718,846	11,913	130,873
International Growth and Income Fund, Class R-6	804,941	121,217	26,517	8,604	47,214	955,459	8,538	6,535
						14,397,796
Equity-income funds 7%
The Income Fund of America, Class R-6	1,790,558	125,798	121,340	8,225	(34,093)	1,769,148	49,159	38,936
Capital Income Builder, Class R-6	1,337,633	85,996	40,048	8,356	(7,402)	1,384,535	29,010	31,007
						3,153,683
Balanced funds 10%
American Balanced Fund, Class R-6	3,570,789	259,767	128,701	31,451	(220,217)	3,513,089	55,397	172,745
American Funds Global Balanced Fund, Class R-6	1,166,840	135,024	308,550	39,995	(73,461)	959,848	10,257	30,826
						4,472,937
Fixed income funds 12%
U.S. Government Securities Fund, Class R-6	2,243,955	219,300	352,722	(24,479)	64,778	2,150,832	50,876	—
American Funds Inflation Linked Bond Fund, Class R-6	953,453	137,209	115,042	(5,441)	21,776	991,955	20,379	—
Capital World Bond Fund, Class R-6	708,820	259,329	43,933	347	17,637	942,200	17,668	—
American Funds Multi-Sector Income Fund, Class R-6	893,757	96,189	43,690	1,720	(16,593)	931,383	29,919	—
American Funds Mortgage Fund, Class R-6	—	168,901	3,058	86	4,083	170,012	1,651	—
Intermediate Bond Fund of America, Class R-6	—	82,278	1,741	30	1,656	82,223	793	—
American Funds Strategic Bond Fund, Class R-6[3]	—	40,827	1,089	41	1,580	41,359	390	—
						5,309,964
Total 100%				$551,155	$(2,492,158)	$43,893,137	$539,171	$1,798,437

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Affiliated issuer during the reporting period but no longer held at 4/30/2025.
[3]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

14	American Funds Target Date Retirement Series

American Funds 2035 Target Date Retirement Fund® unaudited
Investment portfolio April 30, 2025
Designed for investors who plan to retire in or near 2035.

Growth funds 22%	Shares	Value (000)
AMCAP Fund, Class R-6	68,980,876	$2,866,155
The Growth Fund of America, Class R-6	39,234,963	2,790,390
American Funds Global Insight Fund, Class R-6	77,112,318	1,849,924
SMALLCAP World Fund, Inc., Class R-6	27,102,363	1,809,896
New Perspective Fund, Class R-6	23,145,441	1,443,813
New World Fund, Inc., Class R-6	541,566	43,255
The New Economy Fund, Class R-6	736,253	43,255
		10,846,688
Growth-and-income funds 31%
American Mutual Fund, Class R-6	60,752,713	3,348,082
Capital World Growth and Income Fund, Class R-6	52,308,888	3,344,107
Fundamental Investors, Class R-6	35,438,193	2,783,316
Washington Mutual Investors Fund, Class R-6	39,442,477	2,402,836
The Investment Company of America, Class R-6	34,015,783	1,897,060
International Growth and Income Fund, Class R-6	24,494,005	972,167
		14,747,568
Equity-income funds 8%
The Income Fund of America, Class R-6	77,419,472	1,960,261
Capital Income Builder, Class R-6	26,739,572	1,931,934
		3,892,195
Balanced funds 13%
American Balanced Fund, Class R-6	112,671,642	3,838,723
American Funds Global Balanced Fund, Class R-6	64,062,179	2,398,488
		6,237,211
Fixed income funds 26%
American Funds Inflation Linked Bond Fund, Class R-6	259,094,347	2,487,306
U.S. Government Securities Fund, Class R-6	202,466,731	2,449,847
American Funds Mortgage Fund, Class R-6	276,798,644	2,449,668
Intermediate Bond Fund of America, Class R-6	123,499,736	1,567,212
American Funds Multi-Sector Income Fund, Class R-6	158,894,366	1,472,951
American Funds Strategic Bond Fund, Class R-6	106,401,907	995,922
Capital World Bond Fund, Class R-6	60,550,230	994,840
The Bond Fund of America, Class R-6	13,552,565	153,686
		12,571,432
Total investment securities 100% (cost: $42,262,271,000)		48,295,094
Other assets less liabilities 0%		(5,872)
Net assets 100%		$48,289,222

American Funds Target Date Retirement Series	15

American Funds 2035 Target Date Retirement Fund®  (continued)
Investments in affiliates1

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 22%
AMCAP Fund, Class R-6	$2,933,792	$302,168	$149,384	$48,356	$(268,777)	$2,866,155	$18,317	$163,059
The Growth Fund of America, Class R-6	2,968,325	359,942	303,886	68,013	(302,004)	2,790,390	20,006	234,835
American Funds Global Insight Fund, Class R-6	1,861,892	27,514	55,006	14,288	1,236	1,849,924	23,281	—
SMALLCAP World Fund, Inc., Class R-6	1,934,812	54,943	54,319	25,412	(150,952)	1,809,896	18,189	—
New Perspective Fund, Class R-6	1,525,467	79,693	113,682	32,710	(80,375)	1,443,813	13,419	66,274
New World Fund, Inc., Class R-6	85,039	2,753	41,685	14,559	(17,411)	43,255	868	1,886
The New Economy Fund, Class R-6	84,739	6,161	41,022	20,170	(26,793)	43,255	92	6,070
						10,846,688
Growth-and-income funds 31%
American Mutual Fund, Class R-6	3,440,906	210,940	100,873	49,952	(252,843)	3,348,082	36,470	146,963
Capital World Growth and Income Fund, Class R-6	3,383,842	237,446	100,265	39,179	(216,095)	3,344,107	34,156	195,682
Fundamental Investors, Class R-6	2,974,150	226,277	189,693	52,777	(280,195)	2,783,316	24,861	201,416
Washington Mutual Investors Fund, Class R-6	2,484,382	121,280	99,443	40,964	(144,347)	2,402,836	21,585	99,695
The Investment Company of America, Class R-6	1,960,785	159,645	67,585	30,118	(185,903)	1,897,060	13,285	146,361
International Growth and Income Fund, Class R-6	929,161	15,369	27,956	9,081	46,512	972,167	8,700	6,669
						14,747,568
Equity-income funds 8%
The Income Fund of America, Class R-6	1,966,741	96,325	74,058	11,642	(40,389)	1,960,261	53,656	42,669
Capital Income Builder, Class R-6	1,903,580	84,317	56,629	12,631	(11,965)	1,931,934	40,692	43,625
						3,892,195
Balanced funds 13%
American Balanced Fund, Class R-6	3,878,231	279,667	114,027	34,232	(239,380)	3,838,723	60,396	188,783
American Funds Global Balanced Fund, Class R-6	2,382,494	165,040	70,257	15,514	(94,303)	2,398,488	26,267	81,435
						6,237,211
Fixed income funds 26%
American Funds Inflation Linked Bond Fund, Class R-6	2,379,849	218,929	149,287	(11,831)	49,646	2,487,306	54,598	—
U.S. Government Securities Fund, Class R-6	2,387,081	197,359	179,135	(7,294)	51,836	2,449,847	55,400	—
American Funds Mortgage Fund, Class R-6	2,379,780	203,861	174,578	(16,579)	57,184	2,449,668	57,868	—
Intermediate Bond Fund of America, Class R-6	1,398,672	186,548	44,724	1,312	25,404	1,567,212	32,569	—
American Funds Multi-Sector Income Fund, Class R-6	1,430,285	109,200	43,029	2,295	(25,800)	1,472,951	47,355	—
American Funds Strategic Bond Fund, Class R-6[2]	906,908	110,156	56,712	775	34,795	995,922	853	—
Capital World Bond Fund, Class R-6	906,908	116,530	46,302	(1,307)	19,011	994,840	18,557	—
The Bond Fund of America, Class R-6	—	154,394	4,373	103	3,562	153,686	2,083	—
						12,571,432
Total 100%				$487,072	$(2,048,346)	$48,295,094	$683,523	$1,625,422

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

16	American Funds Target Date Retirement Series

American Funds 2030 Target Date Retirement Fund® unaudited
Investment portfolio April 30, 2025
Designed for investors who plan to retire in or near 2030.

Growth funds 16%	Shares	Value (000)
AMCAP Fund, Class R-6	66,002,103	$2,742,387
The Growth Fund of America, Class R-6	24,988,354	1,777,172
American Funds Global Insight Fund, Class R-6	62,108,855	1,489,991
New Perspective Fund, Class R-6	14,547,987	907,504
SMALLCAP World Fund, Inc., Class R-6	13,589,450	907,503
		7,824,557
Growth-and-income funds 27%
Capital World Growth and Income Fund, Class R-6	52,751,996	3,372,435
American Mutual Fund, Class R-6	60,270,369	3,321,500
Washington Mutual Investors Fund, Class R-6	39,405,345	2,400,574
Fundamental Investors, Class R-6	18,411,928	1,446,073
The Investment Company of America, Class R-6	25,830,357	1,440,559
International Growth and Income Fund, Class R-6	24,552,016	974,469
		12,955,610
Equity-income funds 8%
The Income Fund of America, Class R-6	80,645,650	2,041,948
Capital Income Builder, Class R-6	27,900,382	2,015,803
		4,057,751
Balanced funds 13%
American Balanced Fund, Class R-6	114,112,416	3,887,810
American Funds Global Balanced Fund, Class R-6	64,545,110	2,416,569
		6,304,379
Fixed income funds 36%
The Bond Fund of America, Class R-6	302,614,121	3,431,644
American Funds Inflation Linked Bond Fund, Class R-6	312,932,599	3,004,153
American Funds Mortgage Fund, Class R-6	281,497,734	2,491,255
Intermediate Bond Fund of America, Class R-6	195,101,658	2,475,840
U.S. Government Securities Fund, Class R-6	201,548,376	2,438,735
American Funds Multi-Sector Income Fund, Class R-6	159,077,616	1,474,650
American Funds Strategic Bond Fund, Class R-6	107,656,607	1,007,666
Capital World Bond Fund, Class R-6	60,424,062	992,767
American High-Income Trust, Class R-6	8,470,800	81,659
		17,398,369
Total investment securities 100% (cost: $43,123,026,000)		48,540,666
Other assets less liabilities 0%		(6,595)
Net assets 100%		$48,534,071

American Funds Target Date Retirement Series	17

American Funds 2030 Target Date Retirement Fund®  (continued)
Investments in affiliates1

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 16%
AMCAP Fund, Class R-6	$3,004,066	$212,760	$259,447	$45,012	$(260,004)	$2,742,387	$18,302	$162,926
The Growth Fund of America, Class R-6	2,025,921	171,868	267,344	58,994	(212,267)	1,777,172	13,493	158,376
American Funds Global Insight Fund, Class R-6	1,538,668	19,204	80,116	11,472	763	1,489,991	19,204	—
New Perspective Fund, Class R-6	1,046,888	54,145	159,749	26,871	(60,651)	907,504	9,118	45,027
SMALLCAP World Fund, Inc., Class R-6	1,059,615	9,605	96,055	(7,408)	(58,254)	907,503	9,606	—
						7,824,557
Growth-and-income funds 27%
Capital World Growth and Income Fund, Class R-6	3,449,339	238,123	136,035	29,816	(208,808)	3,372,435	34,754	199,470
American Mutual Fund, Class R-6	3,538,996	195,978	211,585	54,015	(255,904)	3,321,500	36,732	149,136
Washington Mutual Investors Fund, Class R-6	2,549,474	122,416	169,726	44,313	(145,903)	2,400,574	21,704	100,712
Fundamental Investors, Class R-6	1,561,415	117,032	114,706	33,862	(151,530)	1,446,073	12,902	104,131
The Investment Company of America, Class R-6	1,564,587	124,704	130,638	39,768	(157,862)	1,440,559	10,248	114,457
International Growth and Income Fund, Class R-6	958,693	15,845	57,113	9,403	47,641	974,469	8,965	6,881
						12,955,610
Equity-income funds 8%
The Income Fund of America, Class R-6	2,003,005	110,921	43,072	10,970	(39,876)	2,041,948	54,765	43,456
Capital Income Builder, Class R-6	1,981,701	87,892	54,269	10,882	(10,403)	2,015,803	42,477	45,415
						4,057,751
Balanced funds 13%
American Balanced Fund, Class R-6	3,993,610	256,714	151,440	29,536	(240,610)	3,887,810	62,315	194,399
American Funds Global Balanced Fund, Class R-6	2,438,074	110,059	51,556	11,616	(91,624)	2,416,569	26,725	83,335
						6,304,379
Fixed income funds 36%
The Bond Fund of America, Class R-6	3,285,922	294,027	168,257	(15,179)	35,131	3,431,644	77,891	—
American Funds Inflation Linked Bond Fund, Class R-6	2,898,944	175,329	115,506	(7,935)	53,321	3,004,153	65,179	—
American Funds Mortgage Fund, Class R-6	2,398,651	140,353	88,479	(4,675)	45,405	2,491,255	57,675	—
Intermediate Bond Fund of America, Class R-6	2,382,398	146,289	94,368	(1,099)	42,620	2,475,840	53,198	—
U.S. Government Securities Fund, Class R-6	2,403,821	110,552	119,012	(7,796)	51,170	2,438,735	54,823	—
American Funds Multi-Sector Income Fund, Class R-6	1,463,577	65,863	31,048	1,500	(25,242)	1,474,650	47,680	—
American Funds Strategic Bond Fund, Class R-6[2]	949,619	60,720	39,126	821	35,632	1,007,666	(881)	—
Capital World Bond Fund, Class R-6	945,350	51,869	20,236	642	15,142	992,767	18,396	—
American High-Income Trust, Class R-6	—	83,525	749	8	(1,125)	81,659	649	—
						17,398,369
Total 100%				$375,409	$(1,593,238)	$48,540,666	$755,920	$1,407,721

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

18	American Funds Target Date Retirement Series

American Funds 2025 Target Date Retirement Fund® unaudited
Investment portfolio April 30, 2025
Designed for investors who plan to retire in or near 2025.

Growth funds 6%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	40,061,329	$961,071
AMCAP Fund, Class R-6	21,088,750	876,238
New Perspective Fund, Class R-6	57,789	3,605
SMALLCAP World Fund, Inc., Class R-6	52,226	3,488
The Growth Fund of America, Class R-6	47,811	3,400
		1,847,802
Growth-and-income funds 23%
American Mutual Fund, Class R-6	34,408,562	1,896,256
Capital World Growth and Income Fund, Class R-6	29,507,114	1,886,390
Washington Mutual Investors Fund, Class R-6	25,862,911	1,575,568
Fundamental Investors, Class R-6	11,962,646	939,546
The Investment Company of America, Class R-6	16,664,000	929,351
International Growth and Income Fund, Class R-6	8,358,442	331,747
		7,558,858
Equity-income funds 14%
The Income Fund of America, Class R-6	105,699,037	2,676,300
Capital Income Builder, Class R-6	23,159,316	1,673,260
		4,349,560
Balanced funds 12%
American Balanced Fund, Class R-6	74,983,727	2,554,696
American Funds Global Balanced Fund, Class R-6	35,242,783	1,319,490
		3,874,186
Fixed income funds 45%
The Bond Fund of America, Class R-6	226,787,645	2,571,772
American Funds Inflation Linked Bond Fund, Class R-6	267,252,318	2,565,622
American Funds Mortgage Fund, Class R-6	218,048,959	1,929,733
Intermediate Bond Fund of America, Class R-6	152,067,241	1,929,733
U.S. Government Securities Fund, Class R-6	132,951,568	1,608,714
American Funds Multi-Sector Income Fund, Class R-6	138,909,889	1,287,695
American High-Income Trust, Class R-6	100,277,527	966,676
American Funds Strategic Bond Fund, Class R-6	103,277,282	966,675
Capital World Bond Fund, Class R-6	39,251,687	644,905
		14,471,525
Total investment securities 100% (cost: $29,019,986,000)		32,101,931
Other assets less liabilities 0%		(4,911)
Net assets 100%		$32,097,020

American Funds Target Date Retirement Series	19

American Funds 2025 Target Date Retirement Fund®  (continued)
Investments in affiliates1

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 6%
American Funds Global Insight Fund, Class R-6	$1,025,849	$12,481	$85,641	$11,266	$(2,884)	$961,071	$12,481	$—
AMCAP Fund, Class R-6	1,016,615	59,710	132,536	30,189	(97,740)	876,238	6,030	53,680
New Perspective Fund, Class R-6	24,530	505	21,471	13,838	(13,797)	3,605	85	420
SMALLCAP World Fund, Inc., Class R-6	24,530	90	21,056	(4,299)	4,223	3,488	91	—
The Growth Fund of America, Class R-6	24,530	830	22,203	14,130	(13,887)	3,400	65	764
						1,847,802
Growth-and-income funds 23%
American Mutual Fund, Class R-6	2,026,407	110,563	126,397	43,515	(157,832)	1,896,256	20,835	84,168
Capital World Growth and Income Fund, Class R-6	2,016,335	136,130	165,636	21,032	(121,471)	1,886,390	19,712	114,364
Washington Mutual Investors Fund, Class R-6	1,688,965	92,939	140,666	49,795	(115,465)	1,575,568	14,181	65,739
Fundamental Investors, Class R-6	1,017,161	90,946	95,229	36,099	(109,431)	939,546	8,239	66,133
The Investment Company of America, Class R-6	1,016,827	90,861	104,016	36,722	(111,043)	929,351	6,568	73,141
International Growth and Income Fund, Class R-6	353,901	5,674	45,730	6,559	11,343	331,747	3,140	2,533
						7,558,858
Equity-income funds 14%
The Income Fund of America, Class R-6	2,692,029	131,605	108,336	9,681	(48,679)	2,676,300	73,310	58,296
Capital Income Builder, Class R-6	1,701,608	75,066	102,559	9,788	(10,643)	1,673,260	36,070	38,996
						4,349,560
Balanced funds 12%
American Balanced Fund, Class R-6	2,745,103	169,582	222,844	28,061	(165,206)	2,554,696	40,982	128,600
American Funds Global Balanced Fund, Class R-6	1,384,240	61,289	81,161	8,529	(53,407)	1,319,490	14,755	46,534
						3,874,186
Fixed income funds 45%
The Bond Fund of America, Class R-6	2,644,692	80,350	167,242	(22,232)	36,204	2,571,772	59,766	—
American Funds Inflation Linked Bond Fund, Class R-6	2,654,289	71,147	196,481	(26,270)	62,937	2,565,622	59,392	—
American Funds Mortgage Fund, Class R-6	1,959,497	81,180	142,495	(20,249)	51,800	1,929,733	46,461	—
Intermediate Bond Fund of America, Class R-6	1,978,348	51,387	132,516	(6,538)	39,052	1,929,733	43,003	—
U.S. Government Securities Fund, Class R-6	1,649,090	49,023	117,992	(19,373)	47,966	1,608,714	37,095	—
American Funds Multi-Sector Income Fund, Class R-6	1,330,248	43,008	64,452	209	(21,318)	1,287,695	43,008	—
American High-Income Trust, Class R-6	965,238	43,990	26,460	935	(17,027)	966,676	32,207	—
American Funds Strategic Bond Fund, Class R-6[2]	956,886	62,076	89,030	(4,828)	41,571	966,675	(932)	—
Capital World Bond Fund, Class R-6	657,898	27,495	51,146	(6,507)	17,165	644,905	12,778	—
						14,471,525
Total 100%				$210,052	$(747,569)	$32,101,931	$589,322	$733,368

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

20	American Funds Target Date Retirement Series

American Funds 2020 Target Date Retirement Fund® unaudited
Investment portfolio April 30, 2025
Designed for investors who retired in or near 2020.

Growth funds 3%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	11,390,252	$273,252
AMCAP Fund, Class R-6	3,226,693	134,069
		407,321
Growth-and-income funds 22%
American Mutual Fund, Class R-6	15,968,138	880,004
Capital World Growth and Income Fund, Class R-6	11,708,961	748,554
Washington Mutual Investors Fund, Class R-6	11,819,295	720,031
The Investment Company of America, Class R-6	7,695,844	429,197
Fundamental Investors, Class R-6	5,401,601	424,242
International Growth and Income Fund, Class R-6	4,349	173
		3,202,201
Equity-income funds 18%
The Income Fund of America, Class R-6	70,906,419	1,795,351
Capital Income Builder, Class R-6	12,378,258	894,329
		2,689,680
Balanced funds 12%
American Balanced Fund, Class R-6	34,470,325	1,174,404
American Funds Global Balanced Fund, Class R-6	15,929,597	596,404
		1,770,808
Fixed income funds 45%
The Bond Fund of America, Class R-6	106,391,903	1,206,484
American Funds Inflation Linked Bond Fund, Class R-6	123,908,518	1,189,522
Intermediate Bond Fund of America, Class R-6	73,754,018	935,938
American Funds Mortgage Fund, Class R-6	101,301,644	896,520
U.S. Government Securities Fund, Class R-6	55,719,992	674,212
American Funds Multi-Sector Income Fund, Class R-6	64,736,717	600,109
American Funds Strategic Bond Fund, Class R-6	49,863,759	466,725
American High-Income Trust, Class R-6	46,878,036	451,904
Capital World Bond Fund, Class R-6	18,466,835	303,410
Short-Term Bond Fund of America, Class R-6	2,666,121	25,675
		6,750,499
Total investment securities 100% (cost: $13,240,433,000)		14,820,509
Other assets less liabilities 0%		(2,336)
Net assets 100%		$14,818,173

American Funds Target Date Retirement Series	21

American Funds 2020 Target Date Retirement Fund®  (continued)
Investments in affiliates1

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 3%
American Funds Global Insight Fund, Class R-6	$318,422	$3,854	$51,400	$6,288	$(3,912)	$273,252	$3,854	$—
AMCAP Fund, Class R-6	160,521	9,320	25,402	7,904	(18,274)	134,069	941	8,380
						407,321
Growth-and-income funds 22%
American Mutual Fund, Class R-6	944,583	58,329	70,180	25,770	(78,498)	880,004	9,695	39,158
Capital World Growth and Income Fund, Class R-6	783,419	62,630	59,871	17,260	(54,884)	748,554	7,653	44,221
Washington Mutual Investors Fund, Class R-6	785,755	38,839	74,495	28,339	(58,407)	720,031	6,547	30,544
The Investment Company of America, Class R-6	469,836	38,525	45,093	18,031	(52,102)	429,197	3,025	33,681
Fundamental Investors, Class R-6	469,990	36,796	49,300	20,510	(53,754)	424,242	3,772	30,497
International Growth and Income Fund, Class R-6	2,187	8	2,005	575	(592)	173	4	4
						3,202,201
Equity-income funds 18%
The Income Fund of America, Class R-6	1,896,368	98,373	172,878	18,270	(44,782)	1,795,351	50,507	40,280
Capital Income Builder, Class R-6	951,087	41,425	97,458	16,676	(17,401)	894,329	19,918	21,506
						2,689,680
Balanced funds 12%
American Balanced Fund, Class R-6	1,261,505	78,403	102,616	11,904	(74,792)	1,174,404	18,941	59,462
American Funds Global Balanced Fund, Class R-6	635,631	28,184	46,745	1,158	(21,824)	596,404	6,805	21,379
						1,770,808
Fixed income funds 45%
The Bond Fund of America, Class R-6	1,265,117	30,067	95,079	(10,400)	16,779	1,206,484	28,115	—
American Funds Inflation Linked Bond Fund, Class R-6	1,267,976	28,381	123,474	(9,700)	26,339	1,189,522	28,085	—
Intermediate Bond Fund of America, Class R-6	947,390	30,601	57,624	(2,732)	18,303	935,938	20,450	—
American Funds Mortgage Fund, Class R-6	941,663	26,363	86,067	(5,816)	20,377	896,520	21,847	—
U.S. Government Securities Fund, Class R-6	783,940	19,095	140,679	(22,144)	34,000	674,212	16,891	—
American Funds Multi-Sector Income Fund, Class R-6	639,160	20,121	49,371	227	(10,028)	600,109	20,122	—
American Funds Strategic Bond Fund, Class R-6[2]	469,756	10,988	31,606	(823)	18,410	466,725	(826)	—
American High-Income Trust, Class R-6	483,917	15,390	39,974	(604)	(6,825)	451,904	15,390	—
Capital World Bond Fund, Class R-6	311,858	9,509	22,643	(3,046)	7,732	303,410	6,031	—
Short-Term Bond Fund of America, Class R-6	—	25,635	222	1	261	25,675	306	—
						6,750,499
Total 100%				$117,648	$(353,874)	$14,820,509	$288,073	$329,112

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

22	American Funds Target Date Retirement Series

American Funds 2015 Target Date Retirement Fund® unaudited
Investment portfolio April 30, 2025
Designed for investors who retired in or near 2015.

Growth-and-income funds 19%	Shares	Value (000)
American Mutual Fund, Class R-6	5,034,176	$277,433
Capital World Growth and Income Fund, Class R-6	3,588,328	229,402
Washington Mutual Investors Fund, Class R-6	3,056,411	186,197
The Investment Company of America, Class R-6	2,502,520	139,565
Fundamental Investors, Class R-6	1,135,421	89,176
		921,773
Equity-income funds 20%
The Income Fund of America, Class R-6	25,123,742	636,133
Capital Income Builder, Class R-6	4,073,437	294,306
		930,439
Balanced funds 11%
American Balanced Fund, Class R-6	9,604,879	327,239
American Funds Global Balanced Fund, Class R-6	5,015,684	187,787
		515,026
Fixed income funds 50%
Intermediate Bond Fund of America, Class R-6	34,486,998	437,640
The Bond Fund of America, Class R-6	38,174,145	432,895
American Funds Inflation Linked Bond Fund, Class R-6	39,137,517	375,720
American Funds Mortgage Fund, Class R-6	32,829,245	290,539
Short-Term Bond Fund of America, Class R-6	25,685,888	247,355
American Funds Strategic Bond Fund, Class R-6	20,394,191	190,890
American Funds Multi-Sector Income Fund, Class R-6	20,080,305	186,144
American High-Income Trust, Class R-6	13,402,700	129,202
Capital World Bond Fund, Class R-6	5,264,469	86,495
U.S. Government Securities Fund, Class R-6	89,392	1,082
		2,377,962
Total investment securities 100% (cost: $4,223,103,000)		4,745,200
Other assets less liabilities 0%		(794)
Net assets 100%		$4,744,406

American Funds Target Date Retirement Series	23

American Funds 2015 Target Date Retirement Fund®  (continued)
Investments in affiliates1

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 0%
AMCAP Fund, Class R-6[2]	$1,325	$—	$1,370	$431	$(386)	$—	$—	$—
American Funds Global Insight Fund, Class R-6[2]	1,325	—	1,333	192	(184)	—	—	—
						—
Growth-and-income funds 19%
American Mutual Fund, Class R-6	298,815	22,340	27,116	9,029	(25,635)	277,433	3,047	12,374
Capital World Growth and Income Fund, Class R-6	247,868	18,738	25,180	6,743	(18,767)	229,402	2,386	13,824
Washington Mutual Investors Fund, Class R-6	199,186	12,689	18,079	7,750	(15,349)	186,197	1,662	7,677
The Investment Company of America, Class R-6	149,256	16,771	15,899	7,100	(17,663)	139,565	957	10,498
Fundamental Investors, Class R-6	99,881	8,430	12,275	6,214	(13,074)	89,176	790	6,370
						921,773
Equity-income funds 20%
The Income Fund of America, Class R-6	649,550	38,685	43,319	7,130	(15,913)	636,133	17,307	13,750
Capital Income Builder, Class R-6	301,225	13,337	20,204	4,096	(4,148)	294,306	6,291	6,767
						930,439
Balanced funds 11%
American Balanced Fund, Class R-6	351,218	21,575	28,351	4,837	(22,040)	327,239	5,221	16,353
American Funds Global Balanced Fund, Class R-6	200,346	8,829	14,934	654	(7,108)	187,787	2,114	6,714
						515,026
Fixed income funds 50%
Intermediate Bond Fund of America, Class R-6	438,055	9,561	17,285	(701)	8,010	437,640	9,562	—
The Bond Fund of America, Class R-6	445,302	9,996	24,679	(2,674)	4,950	432,895	9,996	—
American Funds Inflation Linked Bond Fund, Class R-6	404,022	8,883	42,395	(3,984)	9,194	375,720	8,883	—
American Funds Mortgage Fund, Class R-6	298,157	6,953	19,235	(916)	5,580	290,539	6,953	—
Short-Term Bond Fund of America, Class R-6	233,155	14,410	2,510	51	2,249	247,355	5,223	—
American Funds Strategic Bond Fund, Class R-6[3]	194,699	3,567	14,576	(695)	7,895	190,890	(278)	—
American Funds Multi-Sector Income Fund, Class R-6	204,771	6,368	21,953	175	(3,217)	186,144	6,368	—
American High-Income Trust, Class R-6	156,045	4,758	29,395	(1,345)	(861)	129,202	4,757	—
Capital World Bond Fund, Class R-6	100,993	1,881	17,607	(2,728)	3,956	86,495	1,882	—
U.S. Government Securities Fund, Class R-6	14,938	92	13,959	(1,944)	1,955	1,082	92	—
						2,377,962
Total 100%				$39,415	$(100,556)	$4,745,200	$93,213	$94,327

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Affiliated issuer during the reporting period but no longer held at 4/30/2025.
[3]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

24	American Funds Target Date Retirement Series

American Funds 2010 Target Date Retirement Fund® unaudited
Investment portfolio April 30, 2025
Designed for investors who retired in or near 2010.

Growth-and-income funds 16%	Shares	Value (000)
American Mutual Fund, Class R-6	3,382,136	$186,390
Washington Mutual Investors Fund, Class R-6	2,497,882	152,171
The Investment Company of America, Class R-6	1,978,633	110,348
Capital World Growth and Income Fund, Class R-6	1,725,249	110,295
Fundamental Investors, Class R-6	435,384	34,195
		593,399
Equity-income funds 25%
The Income Fund of America, Class R-6	27,144,645	687,304
Capital Income Builder, Class R-6	3,691,770	266,730
		954,034
Balanced funds 9%
American Balanced Fund, Class R-6	7,804,550	265,901
American Funds Global Balanced Fund, Class R-6	1,827,139	68,408
		334,309
Fixed income funds 50%
Intermediate Bond Fund of America, Class R-6	33,578,456	426,111
The Bond Fund of America, Class R-6	33,887,828	384,288
Short-Term Bond Fund of America, Class R-6	32,723,708	315,129
American Funds Mortgage Fund, Class R-6	30,963,646	274,028
American Funds Inflation Linked Bond Fund, Class R-6	27,289,276	261,977
American Funds Strategic Bond Fund, Class R-6	16,642,210	155,771
American Funds Multi-Sector Income Fund, Class R-6	11,088,218	102,788
Capital World Bond Fund, Class R-6	7,057	116
American High-Income Trust, Class R-6	11,355	109
		1,920,317
Total investment securities 100% (cost: $3,498,107,000)		3,802,059
Other assets less liabilities 0%		(544)
Net assets 100%		$3,801,515

American Funds Target Date Retirement Series	25

American Funds 2010 Target Date Retirement Fund®  (continued)
Investments in affiliates1

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 16%
American Mutual Fund, Class R-6	$197,264	$17,075	$16,961	$5,070	$(16,058)	$186,390	$2,033	$8,183
Washington Mutual Investors Fund, Class R-6	157,559	16,541	16,039	5,242	(11,132)	152,171	1,334	6,091
The Investment Company of America, Class R-6	117,855	16,697	15,759	4,957	(13,402)	110,348	764	8,321
Capital World Growth and Income Fund, Class R-6	117,854	10,992	12,732	2,234	(8,053)	110,295	1,143	6,609
Fundamental Investors, Class R-6	39,323	4,612	6,965	2,185	(4,960)	34,195	313	2,555
						593,399
Equity-income funds 25%
The Income Fund of America, Class R-6	711,637	48,399	62,937	4,527	(14,322)	687,304	18,992	15,173
Capital Income Builder, Class R-6	276,654	12,217	21,910	3,709	(3,940)	266,730	5,824	6,295
						954,034
Balanced funds 9%
American Balanced Fund, Class R-6	275,998	23,750	19,995	2,015	(15,867)	265,901	4,159	13,039
American Funds Global Balanced Fund, Class R-6	79,250	3,492	11,678	1,654	(4,310)	68,408	829	2,663
						334,309
Fixed income funds 50%
Intermediate Bond Fund of America, Class R-6	436,332	13,488	30,804	(1,501)	8,596	426,111	9,353	—
The Bond Fund of America, Class R-6	396,282	9,862	23,881	(2,757)	4,782	384,288	8,837	—
Short-Term Bond Fund of America, Class R-6	317,945	11,149	16,893	(348)	3,276	315,129	6,825	—
American Funds Mortgage Fund, Class R-6	275,693	9,578	15,689	(2,299)	6,745	274,028	6,465	—
American Funds Inflation Linked Bond Fund, Class R-6	281,286	6,166	28,965	(1,987)	5,477	261,977	6,166	—
American Funds Strategic Bond Fund, Class R-6[2]	157,464	3,210	10,777	(547)	6,421	155,771	(252)	—
American Funds Multi-Sector Income Fund, Class R-6	123,158	3,657	22,090	67	(2,004)	102,788	3,657	—
Capital World Bond Fund, Class R-6	4,279	3	4,114	(483)	431	116	3	—
American High-Income Trust, Class R-6	4,660	16	4,575	577	(569)	109	16	—
						1,920,317
Total 100%				$22,315	$(58,889)	$3,802,059	$76,461	$68,929

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

26	American Funds Target Date Retirement Series

Financial statementsunaudited
Statements of assets and liabilities at April 30, 2025 (dollars in thousands)

	2070 Fund	2065 Fund	2060 Fund	2055 Fund	2050 Fund
Assets:
Investment securities of affiliated issuers, at value	$145,596	$4,435,384	$15,160,778	$24,372,248	$34,088,238
Receivables for:
Sales of investments	—	—	—	—	—
Sales of fund’s shares	950	11,996	31,198	34,266	36,350
Dividends	30	1,066	3,669	5,947	8,345
Total assets	146,576	4,448,446	15,195,645	24,412,461	34,132,933
Liabilities:
Payables for:
Purchases of investments	624	10,333	24,401	18,841	15,985
Repurchases of fund’s shares	363	2,728	10,487	21,385	28,728
Services provided by related parties	31	586	1,645	2,697	3,832
Trustees’ deferred compensation	— *	9	56	110	177
Total liabilities	1,018	13,656	36,589	43,033	48,722
Commitments and contingencies†
Net assets at April 30, 2025	$145,558	$4,434,790	$15,159,056	$24,369,428	$34,084,211
Net assets consist of:
Capital paid in on shares of beneficial interest	$146,662	$4,052,978	$13,092,543	$20,401,486	$27,776,489
Total distributable earnings (accumulated loss)	(1,104)	381,812	2,066,513	3,967,942	6,307,722
Net assets at April 30, 2025	$145,558	$4,434,790	$15,159,056	$24,369,428	$34,084,211
Investment securities of affiliated issuers, at cost	$148,977	$4,244,432	$13,881,184	$21,650,054	$29,526,754

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

American Funds Target Date Retirement Series	27

Financial statements (continued)unaudited
Statements of assets and liabilities at April 30, 2025  (continued)(dollars in thousands)

	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund
Assets:
Investment securities of affiliated issuers, at value	$37,853,597	$43,893,137	$48,295,094	$48,540,666	$32,101,931
Receivables for:
Sales of investments	—	14,953	15,043	21,458	23,702
Sales of fund’s shares	35,832	26,961	41,058	25,874	16,488
Dividends	9,633	13,937	32,748	48,799	42,806
Total assets	37,899,062	43,948,988	48,383,943	48,636,797	32,184,927
Liabilities:
Payables for:
Purchases of investments	13,162	13,937	32,748	48,799	42,806
Repurchases of fund’s shares	32,249	41,832	55,386	47,232	40,357
Services provided by related parties	4,587	5,375	6,300	6,366	4,475
Trustees’ deferred compensation	202	256	287	329	269
Total liabilities	50,200	61,400	94,721	102,726	87,907
Commitments and contingencies†
Net assets at April 30, 2025	$37,848,862	$43,887,588	$48,289,222	$48,534,071	$32,097,020
Net assets consist of:
Capital paid in on shares of beneficial interest	$30,655,206	$35,015,485	$39,955,128	$41,093,002	$27,870,168
Total distributable earnings (accumulated loss)	7,193,656	8,872,103	8,334,094	7,441,069	4,226,852
Net assets at April 30, 2025	$37,848,862	$43,887,588	$48,289,222	$48,534,071	$32,097,020
Investment securities of affiliated issuers, at cost	$32,668,947	$37,452,663	$42,262,271	$43,123,026	$29,019,986

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

28	American Funds Target Date Retirement Series

Financial statements (continued)unaudited
Statements of assets and liabilities at April 30, 2025  (continued)(dollars in thousands)

	2020 Fund	2015 Fund	2010 Fund
Assets:
Investment securities of affiliated issuers, at value	$14,820,509	$4,745,200	$3,802,059
Receivables for:
Sales of investments	11,997	5,708	2,133
Sales of fund’s shares	4,547	2,929	1,899
Dividends	19,855	7,015	5,727
Total assets	14,856,908	4,760,852	3,811,818
Liabilities:
Payables for:
Purchases of investments	19,855	7,015	5,727
Repurchases of fund’s shares	16,544	8,642	4,032
Services provided by related parties	2,168	728	500
Trustees’ deferred compensation	168	61	44
Total liabilities	38,735	16,446	10,303
Commitments and contingencies†
Net assets at April 30, 2025	$14,818,173	$4,744,406	$3,801,515
Net assets consist of:
Capital paid in on shares of beneficial interest	$12,701,361	$4,058,422	$3,389,787
Total distributable earnings (accumulated loss)	2,116,812	685,984	411,728
Net assets at April 30, 2025	$14,818,173	$4,744,406	$3,801,515
Investment securities of affiliated issuers, at cost	$13,240,433	$4,223,103	$3,498,107
*
Amount less than one thousand.
†
Refer to Note 6 for further information on expense recoupment.

Refer to the notes to financial statements.

American Funds Target Date Retirement Series	29

Financial statements (continued)unaudited
Statements of assets and liabilities at April 30, 2025  (continued)(dollars and shares in thousands, except per-share amounts)

		2070 Fund	2065 Fund	2060 Fund	2055 Fund	2050 Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class A:	Net assets	$20,787	$416,837	$1,206,356	$1,784,364	$2,614,430
	Shares outstanding	1,932	24,244	68,647	69,001	126,819
	Net asset value per share	$10.76	$17.19	$17.57	$25.86	$20.62
Class C:	Net assets	$840	$30,147	$106,087	$114,442	$162,649
	Shares outstanding	78	1,778	6,173	4,551	8,130
	Net asset value per share	$10.72	$16.95	$17.19	$25.14	$20.01
Class T:	Net assets	$11	$17	$16	$16	$15
	Shares outstanding	1	1	1	1	1
	Net asset value per share	$10.79	$17.31	$17.67	$25.93	$20.66
Class F-1:	Net assets	$30	$5,169	$37,287	$71,750	$102,946
	Shares outstanding	3	300	2,120	2,796	5,038
	Net asset value per share	$10.78	$17.23	$17.59	$25.66	$20.43
Class F-2:	Net assets	$1,424	$27,862	$92,991	$104,756	$154,686
	Shares outstanding	132	1,611	5,253	4,044	7,502
	Net asset value per share	$10.78	$17.29	$17.70	$25.90	$20.62
Class F-3:	Net assets	$11	$1,120	$10,243	$15,775	$22,973
	Shares outstanding	1	65	580	607	1,111
	Net asset value per share	$10.79	$17.32	$17.67	$25.97	$20.69
Class R-1:	Net assets	$16	$1,252	$10,688	$14,194	$22,000
	Shares outstanding	1	73	621	569	1,101
	Net asset value per share	$10.78	$17.12	$17.22	$24.95	$19.98
Class R-2:	Net assets	$9,258	$204,476	$457,714	$726,821	$1,021,439
	Shares outstanding	864	12,060	26,667	29,064	51,154
	Net asset value per share	$10.72	$16.95	$17.16	$25.01	$19.97
Class R-2E:	Net assets	$2,577	$28,115	$112,995	$173,394	$254,045
	Shares outstanding	240	1,647	6,517	6,854	12,614
	Net asset value per share	$10.73	$17.07	$17.34	$25.30	$20.14
Class R-3:	Net assets	$15,832	$278,059	$692,231	$1,135,169	$1,561,266
	Shares outstanding	1,474	16,248	39,748	44,561	76,943
	Net asset value per share	$10.74	$17.11	$17.42	$25.47	$20.29
Class R-4:	Net assets	$8,610	$168,515	$660,525	$1,137,756	$1,510,653
	Shares outstanding	800	9,794	37,558	44,069	73,453
	Net asset value per share	$10.77	$17.21	$17.59	$25.82	$20.57
Class R-5E:	Net assets	$8,000	$161,557	$447,816	$673,213	$978,176
	Shares outstanding	742	9,355	25,418	26,105	47,602
	Net asset value per share	$10.78	$17.27	$17.62	$25.79	$20.55
Class R-5:	Net assets	$1,860	$49,817	$165,446	$318,557	$405,725
	Shares outstanding	173	2,879	9,324	12,172	19,443
	Net asset value per share	$10.79	$17.31	$17.74	$26.17	$20.87
Class R-6:	Net assets	$76,302	$3,061,847	$11,158,661	$18,099,221	$25,273,208
	Shares outstanding	7,071	176,760	628,148	690,454	1,215,986
	Net asset value per share	$10.79	$17.32	$17.76	$26.21	$20.78

Refer to the notes to financial statements.

30	American Funds Target Date Retirement Series

Financial statements (continued)unaudited
Statements of assets and liabilities at April 30, 2025  (continued)(dollars and shares in thousands, except per-share amounts)

		2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class A:	Net assets	$2,849,581	$3,598,910	$4,088,672	$4,624,768	$3,795,376
	Shares outstanding	135,894	176,327	214,079	264,971	245,649
	Net asset value per share	$20.97	$20.41	$19.10	$17.45	$15.45
Class C:	Net assets	$163,755	$185,361	$214,057	$222,597	$159,866
	Shares outstanding	8,029	9,328	11,492	13,076	10,591
	Net asset value per share	$20.39	$19.87	$18.63	$17.02	$15.09
Class T:	Net assets	$15	$15	$14	$13	$12
	Shares outstanding	1	1	1	1	1
	Net asset value per share	$21.01	$20.45	$19.13	$17.47	$15.47
Class F-1:	Net assets	$129,542	$199,347	$229,994	$190,525	$98,754
	Shares outstanding	6,232	9,852	12,139	11,021	6,452
	Net asset value per share	$20.79	$20.23	$18.95	$17.29	$15.31
Class F-2:	Net assets	$195,885	$258,396	$308,210	$376,922	$286,464
	Shares outstanding	9,331	12,659	16,133	21,602	18,560
	Net asset value per share	$20.99	$20.41	$19.10	$17.45	$15.43
Class F-3:	Net assets	$18,802	$33,653	$45,597	$46,630	$29,656
	Shares outstanding	894	1,644	2,381	2,665	1,915
	Net asset value per share	$21.03	$20.48	$19.15	$17.50	$15.48
Class R-1:	Net assets	$34,276	$44,642	$43,517	$49,124	$20,616
	Shares outstanding	1,686	2,250	2,357	2,871	1,362
	Net asset value per share	$20.33	$19.84	$18.46	$17.11	$15.14
Class R-2:	Net assets	$1,259,673	$1,460,091	$1,643,209	$1,501,644	$1,011,622
	Shares outstanding	62,209	73,829	88,663	88,520	67,254
	Net asset value per share	$20.25	$19.78	$18.53	$16.96	$15.04
Class R-2E:	Net assets	$304,060	$350,934	$413,057	$452,246	$297,433
	Shares outstanding	14,835	17,578	22,147	26,474	19,659
	Net asset value per share	$20.50	$19.96	$18.65	$17.08	$15.13
Class R-3:	Net assets	$1,907,617	$2,178,931	$2,633,874	$2,555,551	$1,648,230
	Shares outstanding	92,524	108,262	139,959	148,386	108,051
	Net asset value per share	$20.62	$20.13	$18.82	$17.22	$15.25
Class R-4:	Net assets	$1,733,022	$2,097,214	$2,380,365	$2,502,612	$1,587,021
	Shares outstanding	82,804	102,974	124,933	143,647	102,874
	Net asset value per share	$20.93	$20.37	$19.05	$17.42	$15.43
Class R-5E:	Net assets	$1,137,105	$1,330,138	$1,358,418	$1,373,949	$931,200
	Shares outstanding	54,432	65,379	71,309	78,957	60,458
	Net asset value per share	$20.89	$20.35	$19.05	$17.40	$15.40
Class R-5:	Net assets	$458,306	$509,869	$642,823	$622,909	$389,260
	Shares outstanding	21,572	24,678	33,266	35,277	24,928
	Net asset value per share	$21.25	$20.66	$19.32	$17.66	$15.62
Class R-6:	Net assets	$27,657,223	$31,640,087	$34,287,415	$34,014,581	$21,841,510
	Shares outstanding	1,308,078	1,538,364	1,783,060	1,936,577	1,404,028
	Net asset value per share	$21.14	$20.57	$19.23	$17.56	$15.56

Refer to the notes to financial statements.

American Funds Target Date Retirement Series	31

Financial statements (continued)unaudited
Statements of assets and liabilities at April 30, 2025  (continued)(dollars and shares in thousands, except per-share amounts)

		2020 Fund	2015 Fund	2010 Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class A:	Net assets	$2,165,105	$795,404	$516,535
	Shares outstanding	157,568	63,384	43,283
	Net asset value per share	$13.74	$12.55	$11.93
Class C:	Net assets	$83,524	$19,320	$15,059
	Shares outstanding	6,201	1,562	1,281
	Net asset value per share	$13.47	$12.37	$11.75
Class T:	Net assets	$11	$11	$11
	Shares outstanding	1	1	1
	Net asset value per share	$13.74	$12.54	$11.93
Class F-1:	Net assets	$42,390	$14,282	$13,288
	Shares outstanding	3,110	1,148	1,122
	Net asset value per share	$13.63	$12.45	$11.84
Class F-2:	Net assets	$147,059	$46,127	$38,855
	Shares outstanding	10,723	3,684	3,264
	Net asset value per share	$13.71	$12.52	$11.90
Class F-3:	Net assets	$25,278	$8,908	$9,984
	Shares outstanding	1,837	709	836
	Net asset value per share	$13.76	$12.56	$11.94
Class R-1:	Net assets	$7,475	$5,055	$2,396
	Shares outstanding	550	410	202
	Net asset value per share	$13.60	$12.33	$11.89
Class R-2:	Net assets	$438,197	$134,060	$72,771
	Shares outstanding	32,557	10,869	6,188
	Net asset value per share	$13.46	$12.33	$11.76
Class R-2E:	Net assets	$135,304	$49,835	$41,468
	Shares outstanding	10,044	4,048	3,539
	Net asset value per share	$13.47	$12.31	$11.72
Class R-3:	Net assets	$711,532	$245,297	$169,013
	Shares outstanding	52,266	19,709	14,254
	Net asset value per share	$13.61	$12.45	$11.86
Class R-4:	Net assets	$812,997	$198,986	$172,718
	Shares outstanding	59,212	15,861	14,482
	Net asset value per share	$13.73	$12.55	$11.93
Class R-5E:	Net assets	$420,319	$100,826	$91,249
	Shares outstanding	30,712	8,072	7,681
	Net asset value per share	$13.69	$12.49	$11.88
Class R-5:	Net assets	$181,051	$64,021	$43,336
	Shares outstanding	13,049	5,060	3,604
	Net asset value per share	$13.87	$12.65	$12.03
Class R-6:	Net assets	$9,647,931	$3,062,274	$2,614,832
	Shares outstanding	698,322	243,317	218,346
	Net asset value per share	$13.82	$12.59	$11.98

Refer to the notes to financial statements.

32	American Funds Target Date Retirement Series

Financial statements (continued)unaudited
Statements of operations for the six months ended April 30, 2025 (dollars in thousands)

	2070 Fund	2065 Fund	2060 Fund	2055 Fund	2050 Fund
Investment income:
Income:
Dividends from affiliated issuers	$603	$39,138	$146,064	$241,916	$367,557
Fees and expenses*:
Distribution services	78	2,309	6,624	10,426	14,650
Transfer agent services	34	996	2,879	4,606	6,514
Reports to shareholders	— †	15	54	88	125
Registration statement and prospectus	4	259	566	746	897
Trustees’ compensation	— †	5	18	30	42
Auditing and legal	— †	1	5	9	12
Custodian	— †	1	4	6	9
Other	— †	1	3	5	7
Total fees and expenses before waivers and/or reimbursements	116	3,587	10,153	15,916	22,256
Less waivers and/or reimbursements of fees and expenses:
Miscellaneous fee reimbursement	1	—	—	—	—
Total fees and expenses after waivers and/or reimbursements	115	3,587	10,153	15,916	22,256
Net investment income (loss)	488	35,551	135,911	226,000	345,301
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on sale of investments in affiliated issuers	(44)	(1,253)	(6,115)	(1,113)	7,892
Net realized gain (loss) on in-kind redemptions	—	9,806	102,941	132,489	213,573
Capital gain distributions received from affiliated issuers	2,149	174,635	666,665	1,078,091	1,471,231
	2,105	183,188	763,491	1,209,467	1,692,696
Net unrealized appreciation (depreciation) on investments in affiliated issuers	(3,651)	(232,131)	(911,830)	(1,426,062)	(1,937,729)
Net realized gain (loss) and unrealized appreciation (depreciation)	(1,546)	(48,943)	(148,339)	(216,595)	(245,033)
Net increase (decrease) in net assets resulting from operations	$(1,058)	$(13,392)	$(12,428)	$9,405	$100,268

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

American Funds Target Date Retirement Series	33

Financial statements (continued)unaudited
Statements of operations for the six months ended April 30, 2025  (continued)(dollars in thousands)

	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund
Investment income:
Income:
Dividends from affiliated issuers	$433,030	$539,171	$683,523	$755,920	$589,322
Fees and expenses*:
Distribution services	17,202	20,471	23,492	23,988	16,924
Transfer agent services	7,663	9,094	10,251	10,369	7,258
Reports to shareholders	139	164	179	181	122
Registration statement and prospectus	966	1,020	1,136	844	407
Trustees’ compensation	47	55	60	60	40
Auditing and legal	14	16	18	18	12
Custodian	10	11	12	12	8
Other	8	10	10	11	7
Total fees and expenses before waivers and/or reimbursements	26,049	30,841	35,158	35,483	24,778
Less waivers and/or reimbursements of fees and expenses:
Miscellaneous fee reimbursement	—	—	—	—	—
Total fees and expenses after waivers and/or reimbursements	26,049	30,841	35,158	35,483	24,778
Net investment income (loss)	406,981	508,330	648,365	720,437	564,544
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on sale of investments in affiliated issuers	31,633	73,053	34,438	71,028	100,131
Net realized gain (loss) on in-kind redemptions	299,165	478,102	452,634	304,381	109,921
Capital gain distributions received from affiliated issuers	1,603,295	1,798,437	1,625,422	1,407,721	733,368
	1,934,093	2,349,592	2,112,494	1,783,130	943,420
Net unrealized appreciation (depreciation) on investments in affiliated issuers	(2,161,006)	(2,492,158)	(2,048,346)	(1,593,238)	(747,569)
Net realized gain (loss) and unrealized appreciation (depreciation)	(226,913)	(142,566)	64,148	189,892	195,851
Net increase (decrease) in net assets resulting from operations	$180,068	$365,764	$712,513	$910,329	$760,395

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

34	American Funds Target Date Retirement Series

Financial statements (continued)unaudited
Statements of operations for the six months ended April 30, 2025  (continued)(dollars in thousands)

	2020 Fund	2015 Fund	2010 Fund
Investment income:
Income:
Dividends from affiliated issuers	$288,073	$93,213	$76,461
Fees and expenses*:
Distribution services	8,125	2,677	1,792
Transfer agent services	3,490	1,106	757
Reports to shareholders	57	18	15
Registration statement and prospectus	191	60	48
Trustees’ compensation	18	6	5
Auditing and legal	6	2	1
Custodian	4	1	1
Other	3	1	1
Total fees and expenses before waivers and/or reimbursements	11,894	3,871	2,620
Less waivers and/or reimbursements of fees and expenses:
Miscellaneous fee reimbursement	—	—	—
Total fees and expenses after waivers and/or reimbursements	11,894	3,871	2,620
Net investment income (loss)	276,179	89,342	73,841
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on sale of investments in affiliated issuers	78,888	27,296	17,768
Net realized gain (loss) on in-kind redemptions	38,760	12,119	4,547
Capital gain distributions received from affiliated issuers	329,112	94,327	68,929
	446,760	133,742	91,244
Net unrealized appreciation (depreciation) on investments in affiliated issuers	(353,874)	(100,556)	(58,889)
Net realized gain (loss) and unrealized appreciation (depreciation)	92,886	33,186	32,355
Net increase (decrease) in net assets resulting from operations	$369,065	$122,528	$106,196
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†
Amount less than one thousand.

Refer to the notes to financial statements.

American Funds Target Date Retirement Series	35

Financial statements (continued)
Statements of changes in net assets(dollars in thousands)

	2070 Fund		2065 Fund		2060 Fund
	Six months ended April 30,	Period ended October 31,	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,
	2025*	2024†	2025*	2024	2025*	2024
Operations:
Net investment income (loss)	$488	$22	$35,551	$35,757	$135,911	$173,404
Net realized gain (loss)	2,105	—	183,188	66,608	763,491	341,481
Net unrealized appreciation (depreciation)	(3,651)	270	(232,131)	525,726	(911,830)	2,480,829
Net increase (decrease) in net assets resulting from operations	(1,058)	292	(13,392)	628,091	(12,428)	2,995,714
Distributions paid to shareholders	(334)	—	(101,289)	(37,836)	(464,055)	(237,831)
Net capital share transactions	121,387	25,271	890,264	1,383,086	1,329,843	2,532,750
Total increase (decrease) in net assets	119,995	25,563	775,583	1,973,341	853,360	5,290,633
Net assets:
Beginning of period	25,563	—	3,659,207	1,685,866	14,305,696	9,015,063
End of year	$145,558	$25,563	$4,434,790	$3,659,207	$15,159,056	$14,305,696

	2055 Fund		2050 Fund		2045 Fund
	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,
	2025*	2024	2025*	2024	2025*	2024
Operations:
Net investment income (loss)	$226,000	$302,807	$345,301	$471,988	$406,981	$556,695
Net realized gain (loss)	1,209,467	602,055	1,692,696	875,146	1,934,093	978,461
Net unrealized appreciation (depreciation)	(1,426,062)	4,270,561	(1,937,729)	6,144,930	(2,161,006)	6,764,563
Net increase (decrease) in net assets resulting from operations	9,405	5,175,423	100,268	7,492,064	180,068	8,299,719
Distributions paid to shareholders	(793,895)	(437,010)	(1,161,724)	(678,975)	(1,305,251)	(789,874)
Net capital share transactions	1,474,749	2,954,909	1,526,195	3,145,555	1,533,227	3,291,726
Total increase (decrease) in net assets	690,259	7,693,322	464,739	9,958,644	408,044	10,801,571
Net assets:
Beginning of period	23,679,169	15,985,847	33,619,472	23,660,828	37,440,818	26,639,247
End of year	$24,369,428	$23,679,169	$34,084,211	$33,619,472	$37,848,862	$37,440,818

Refer to the end of the statements of changes in net assets for footnote(s).
Refer to the notes to financial statements.

36	American Funds Target Date Retirement Series

Financial statements (continued)
Statements of changes in net assets (continued)(dollars in thousands)

	2040 Fund		2035 Fund		2030 Fund
	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,
	2025*	2024	2025*	2024	2025*	2024
Operations:
Net investment income (loss)	$508,330	$716,374	$648,365	$948,312	$720,437	$1,139,472
Net realized gain (loss)	2,349,592	1,187,386	2,112,494	1,458,485	1,783,130	1,076,790
Net unrealized appreciation (depreciation)	(2,492,158)	7,853,651	(2,048,346)	7,342,695	(1,593,238)	7,139,307
Net increase (decrease) in net assets resulting from operations	365,764	9,757,411	712,513	9,749,492	910,329	9,355,569
Distributions paid to shareholders	(1,595,459)	(981,887)	(2,079,456)	(1,122,500)	(1,862,042)	(1,246,768)
Net capital share transactions	707,998	3,090,539	1,174,911	3,533,207	50,355	1,560,316
Total increase (decrease) in net assets	(521,697)	11,866,063	(192,032)	12,160,199	(901,358)	9,669,117
Net assets:
Beginning of period	44,409,285	32,543,222	48,481,254	36,321,055	49,435,429	39,766,312
End of year	$43,887,588	$44,409,285	$48,289,222	$48,481,254	$48,534,071	$49,435,429

	2025 Fund		2020 Fund		2015 Fund
	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,
	2025*	2024	2025*	2024	2025*	2024
Operations:
Net investment income (loss)	$564,544	$954,042	$276,179	$486,898	$89,342	$160,076
Net realized gain (loss)	943,420	997,716	446,760	454,388	133,742	139,989
Net unrealized appreciation (depreciation)	(747,569)	4,179,250	(353,874)	1,937,566	(100,556)	557,350
Net increase (decrease) in net assets resulting from operations	760,395	6,131,008	369,065	2,878,852	122,528	857,415
Distributions paid to shareholders	(1,683,947)	(1,032,983)	(785,422)	(538,800)	(250,726)	(182,412)
Net capital share transactions	(529,135)	(1,503,443)	(553,046)	(1,527,551)	(116,682)	(420,570)
Total increase (decrease) in net assets	(1,452,687)	3,594,582	(969,403)	812,501	(244,880)	254,433
Net assets:
Beginning of period	33,549,707	29,955,125	15,787,576	14,975,075	4,989,286	4,734,853
End of year	$32,097,020	$33,549,707	$14,818,173	$15,787,576	$4,744,406	$4,989,286

Refer to the end of the statements of changes in net assets for footnote(s).
Refer to the notes to financial statements.

American Funds Target Date Retirement Series	37

Financial statements (continued)
Statements of changes in net assets (continued)(dollars in thousands)

	2010 Fund
	Six months ended April 30,	Year ended October 31,
	2025*	2024
Operations:
Net investment income (loss)	$73,841	$130,650
Net realized gain (loss)	91,244	89,147
Net unrealized appreciation (depreciation)	(58,889)	426,415
Net increase (decrease) in net assets resulting from operations	106,196	646,212
Distributions paid to shareholders	(196,714)	(142,737)
Net capital share transactions	(77,856)	(238,393)
Total increase (decrease) in net assets	(168,374)	265,082
Net assets:
Beginning of period	3,969,889	3,704,807
End of year	$3,801,515	$3,969,889
*
Unaudited.
†
For the period May 3, 2024, commencement of operations, to October 31, 2024.
Refer to the notes to financial statements.

38	American Funds Target Date Retirement Series

Notes to financial statementsunaudited
1. Organization

American Funds Target Date Retirement Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The series consists of 13 funds (the "funds") — American Funds 2070 Target Date Retirement Fund (“2070 Fund”), American Funds 2065 Target Date Retirement Fund (“2065 Fund”), American Funds 2060 Target Date Retirement Fund (“2060 Fund”), American Funds 2055 Target Date Retirement Fund (“2055 Fund”), American Funds 2050 Target Date Retirement Fund (“2050 Fund”), American Funds 2045 Target Date Retirement Fund (“2045 Fund”), American Funds 2040 Target Date Retirement Fund (“2040 Fund”), American Funds 2035 Target Date Retirement Fund (“2035 Fund”), American Funds 2030 Target Date Retirement Fund (“2030 Fund”), American Funds 2025 Target Date Retirement Fund (“2025 Fund”), American Funds 2020 Target Date Retirement Fund (“2020 Fund”), American Funds 2015 Target Date Retirement Fund (“2015 Fund”) and American Funds 2010 Target Date Retirement Fund (“2010 Fund”). The assets of each fund are segregated, with each fund accounted for separately.
Each fund in the series is designed for investors who plan to retire in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund seeks to achieve the following objectives to varying degrees: growth, income and conservation of capital. As each fund approaches and passes its target date, it will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser of the underlying funds.
Each fund in the series has 14 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The eight retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The funds’ share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 5.75%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years
Class T*	Up to 2.50%	None	None
Classes F-1, F-2 and F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T shares of each fund are not available for purchase.
Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.
2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

American Funds Target Date Retirement Series	39

Operating segments — In the reporting period, the funds early adopted FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect each fund’s financial position or the results of its operations. Each fund represents a single operating segment as the operating results of each fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the funds’ Principal Executive Officer and Principal Financial Officer, serves as the funds’ chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess each fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.
Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date. Distributions received by the funds that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.
Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution and transfer agent services, are charged directly to the respective share class of each fund.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.
In-kind redemptions — The funds normally redeem shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains or losses resulting from redemptions of shares in-kind are reflected separately in each fund’s statement of operations.
3. Valuation

Security valuation — The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. As of April 30, 2025, all of the investment securities held by each fund were classified as Level 1.

40	American Funds Target Date Retirement Series

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.
Allocation risk — Investments in each fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of each fund’s assets could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives. For investors who are close to or in retirement, each fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk each fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.
Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as each fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by each fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that each fund’s investment adviser does not, nor does it expect to, consider any unaffiliated funds as underlying investment options for each fund. This strategy could raise certain conflicts of interest when determining the overall asset allocation of the fund or choosing underlying investments for each fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of each fund.
Underlying fund risks — Because each fund’s investments consist of underlying funds, each fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.
Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the underlying funds invest in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying funds’ investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks. As the fund nears its target date, a decreasing proportion of the fund’s assets will be invested in underlying funds that invest primarily in stocks. Accordingly, these risks are expected to be more significant the further the fund is removed from its target date and are expected to lessen as the fund approaches its target date.

American Funds Target Date Retirement Series	41

Investing outside the United States — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.
Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in lower quality, higher yielding debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the investment adviser to be of equivalent quality, which securities are sometimes referred to as “junk bonds.”
Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.
Investing in inflation-linked bonds may also reduce an underlying fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the underlying fund.

42	American Funds Target Date Retirement Series

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the underlying fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Interest rate risk — The values and liquidity of the securities held by the underlying fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The underlying fund may invest in variable and floating rate securities. When the underlying fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the underlying fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks  associated with rising interest rates.
Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs, or to try to limit losses, or may be forced to sell at a loss.

American Funds Target Date Retirement Series	43

Management — The investment adviser to each fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended April 30, 2025, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.
Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses, cost of investments sold and capital losses related to sales of certain securities within 30 days of purchase. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.
Additional tax basis disclosures for each fund are as follows (dollars in thousands):
	2070 Fund	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
As of October 31, 2024
Undistributed ordinary income	$18	$11,641	$53,057	$97,695	$162,014	$207,839
Undistributed long-term capital gains	7	63,520	310,869	529,653	748,299	802,275
As of April 30, 2025
Gross unrealized appreciation on investments	261	200,830	1,344,473	2,801,949	4,634,653	5,298,337
Gross unrealized depreciation on investments	(3,694)	(14,205)	(83,611)	(109,364)	(125,069)	(153,892)
Net unrealized appreciation (depreciation) on investments	(3,433)	186,625	1,260,862	2,692,585	4,509,584	5,144,445
Cost of investments	149,029	4,248,759	13,899,916	21,679,663	29,578,654	32,709,152

	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund
As of October 31, 2024
Undistributed ordinary income	$290,045	$483,288	$656,333	$552,261	$274,818	$94,161	$77,616
Undistributed long-term capital gains	949,032	1,183,462	780,163	810,463	351,705	106,325	77,247
As of April 30, 2025
Gross unrealized appreciation on investments	6,563,374	6,394,587	6,332,120	4,027,432	2,064,389	659,682	416,083
Gross unrealized depreciation on investments	(175,693)	(406,877)	(957,939)	(992,152)	(498,793)	(145,422)	(126,980)
Net unrealized appreciation (depreciation) on investments	6,387,681	5,987,710	5,374,181	3,035,280	1,565,596	514,260	289,103
Cost of investments	37,505,456	42,307,384	43,166,485	29,066,651	13,254,913	4,230,940	3,512,956

44	American Funds Target Date Retirement Series

No distributions were paid to shareholders of the 2070 Fund during the period May 3, 2024, commencement of operations, through October 31, 2024. Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):
2070 Fund
	Six months ended April 30, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$57	$1	$58
Class C	1	— *	1
Class T	— *	— *	— *
Class F-1	— *	— *	— *
Class F-2	3	— *	3
Class F-3	— *	— *	— *
Class R-1	— *	— *	— *
Class R-2	21	1	22
Class R-2E	14	1	15
Class R-3	35	1	36
Class R-4	8	— *	8
Class R-5E	22	1	23
Class R-5	9	— *	9
Class R-6	156	3	159
Total	$326	$8	$334
2065 Fund
	Six months ended April 30, 2025			Year ended October 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$3,113	$6,219	$9,332	$2,400	$1,558	$3,958
Class C	66	466	532	87	117	204
Class T	— *	— *	— *	— *	— *	— *
Class F-1	34	69	103	30	20	50
Class F-2	257	405	662	195	104	299
Class F-3	10	15	25	8	4	12
Class R-1	1	20	21	4	7	11
Class R-2	382	3,277	3,659	651	856	1,507
Class R-2E	118	402	520	113	100	213
Class R-3	1,455	4,115	5,570	1,297	1,038	2,335
Class R-4	1,248	2,489	3,737	981	624	1,605
Class R-5E	1,472	2,417	3,889	1,012	562	1,574
Class R-5	526	805	1,331	420	220	640
Class R-6	29,080	42,828	71,908	16,834	8,594	25,428
Total	$37,762	$63,527	$101,289	$24,032	$13,804	$37,836
Refer to the end of the table(s) for footnote(s).

American Funds Target Date Retirement Series	45

2060 Fund
	Six months ended April 30, 2025			Year ended October 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$10,089	$25,034	$35,123	$10,400	$8,850	$19,250
Class C	185	2,353	2,538	468	920	1,388
Class T	— *	— *	— *	— *	— *	— *
Class F-1	290	778	1,068	389	347	736
Class F-2	970	1,896	2,866	898	640	1,538
Class F-3	143	261	404	161	109	270
Class R-1	17	221	238	47	86	133
Class R-2	834	10,016	10,850	1,906	3,708	5,614
Class R-2E	486	2,323	2,809	692	857	1,549
Class R-3	3,840	14,495	18,335	4,954	5,413	10,367
Class R-4	5,465	13,708	19,173	5,740	4,881	10,621
Class R-5E	4,454	9,126	13,580	4,313	3,191	7,504
Class R-5	1,802	3,418	5,220	1,773	1,237	3,010
Class R-6	124,599	227,252	351,851	104,932	70,919	175,851
Total	$153,174	$310,881	$464,055	$136,673	$101,158	$237,831
2055 Fund
	Six months ended April 30, 2025			Year ended October 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$16,136	$39,148	$55,284	$16,861	$14,769	$31,630
Class C	257	2,729	2,986	597	1,165	1,762
Class T	— *	— *	— *	— *	— *	— *
Class F-1	635	1,580	2,215	669	599	1,268
Class F-2	1,160	2,251	3,411	1,149	843	1,992
Class F-3	196	356	552	206	143	349
Class R-1	32	330	362	67	131	198
Class R-2	1,681	17,061	18,742	3,520	6,820	10,340
Class R-2E	820	3,814	4,634	1,279	1,633	2,912
Class R-3	7,162	25,483	32,645	8,781	9,894	18,675
Class R-4	10,118	25,236	35,354	11,542	10,120	21,662
Class R-5E	7,131	14,496	21,627	7,023	5,364	12,387
Class R-5	3,662	6,908	10,570	3,943	2,834	6,777
Class R-6	215,228	390,285	605,513	192,784	134,274	327,058
Total	$264,218	$529,677	$793,895	$248,421	$188,589	$437,010
Refer to the end of the table(s) for footnote(s).

46	American Funds Target Date Retirement Series

2050 Fund
	Six months ended April 30, 2025			Year ended October 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$26,725	$57,366	$84,091	$27,704	$23,290	$50,994
Class C	560	3,886	4,446	978	1,753	2,731
Class T	— *	— *	— *	— *	— *	— *
Class F-1	1,020	2,259	3,279	1,046	906	1,952
Class F-2	1,908	3,349	5,257	1,832	1,306	3,138
Class F-3	247	408	655	251	170	421
Class R-1	71	502	573	124	221	345
Class R-2	3,527	23,755	27,282	5,703	9,991	15,694
Class R-2E	1,522	5,582	7,104	2,070	2,504	4,574
Class R-3	11,265	35,403	46,668	14,834	15,839	30,673
Class R-4	15,263	33,859	49,122	17,701	14,992	32,693
Class R-5E	11,575	21,231	32,806	11,211	8,303	19,514
Class R-5	5,218	8,925	14,143	5,497	3,849	9,346
Class R-6	334,454	551,844	886,298	301,931	204,969	506,900
Total	$413,355	$748,369	$1,161,724	$390,882	$288,093	$678,975
2045 Fund
	Six months ended April 30, 2025			Year ended October 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$32,583	$60,500	$93,083	$32,751	$25,731	$58,482
Class C	752	3,753	4,505	1,150	1,794	2,944
Class T	— *	— *	— *	— *	— *	— *
Class F-1	1,431	2,694	4,125	1,380	1,115	2,495
Class F-2	2,673	4,125	6,798	2,404	1,622	4,026
Class F-3	281	410	691	225	144	369
Class R-1	154	744	898	212	324	536
Class R-2	5,999	28,536	34,535	8,230	12,566	20,796
Class R-2E	2,198	6,502	8,700	2,694	3,011	5,705
Class R-3	16,383	40,927	57,310	17,965	17,604	35,569
Class R-4	19,495	37,154	56,649	21,231	16,790	38,021
Class R-5E	14,718	23,670	38,388	13,812	9,643	23,455
Class R-5	6,382	9,629	16,011	6,524	4,311	10,835
Class R-6	399,875	583,683	983,558	357,246	229,395	586,641
Total	$502,924	$802,327	$1,305,251	$465,824	$324,050	$789,874
Refer to the end of the table(s) for footnote(s).

American Funds Target Date Retirement Series	47

2040 Fund
	Six months ended April 30, 2025			Year ended October 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$45,457	$76,650	$122,107	$44,285	$31,533	$75,818
Class C	1,087	4,284	5,371	1,466	1,989	3,455
Class T	— *	— *	— *	— *	— *	— *
Class F-1	2,482	4,257	6,739	2,325	1,686	4,011
Class F-2	3,731	5,307	9,038	3,335	2,049	5,384
Class F-3	537	725	1,262	397	233	630
Class R-1	257	940	1,197	291	386	677
Class R-2	8,585	32,735	41,320	10,753	14,063	24,816
Class R-2E	2,936	7,500	10,436	3,497	3,433	6,930
Class R-3	21,264	47,501	68,765	23,659	20,792	44,451
Class R-4	26,524	45,755	72,279	28,158	20,147	48,305
Class R-5E	18,940	28,033	46,973	18,091	11,494	29,585
Class R-5	7,696	10,727	18,423	7,819	4,718	12,537
Class R-6	506,831	684,718	1,191,549	457,162	268,126	725,288
Total	$646,327	$949,132	$1,595,459	$601,238	$380,649	$981,887
2035 Fund
	Six months ended April 30, 2025			Year ended October 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$67,316	$98,874	$166,190	$60,041	$31,153	$91,194
Class C	2,144	5,537	7,681	2,140	1,890	4,030
Class T	— *	— *	— *	— *	— *	— *
Class F-1	3,773	5,628	9,401	3,431	1,806	5,237
Class F-2	5,643	7,255	12,898	4,814	2,198	7,012
Class F-3	914	1,127	2,041	732	321	1,053
Class R-1	423	1,073	1,496	421	353	774
Class R-2	16,299	41,988	58,287	15,945	13,788	29,733
Class R-2E	5,126	10,175	15,301	5,168	3,500	8,668
Class R-3	36,136	64,518	100,654	33,013	20,516	53,529
Class R-4	39,159	58,483	97,642	37,694	19,637	57,331
Class R-5E	24,133	32,003	56,136	20,813	9,787	30,600
Class R-5	12,317	15,571	27,888	11,361	5,101	16,462
Class R-6	682,411	841,430	1,523,841	567,951	248,926	816,877
Total	$895,794	$1,183,662	$2,079,456	$763,524	$358,976	$1,122,500
Refer to the end of the table(s) for footnote(s).

48	American Funds Target Date Retirement Series

2030 Fund
	Six months ended April 30, 2025			Year ended October 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$92,214	$72,827	$165,041	$81,419	$28,904	$110,323
Class C	3,020	3,782	6,802	3,042	1,702	4,744
Class T	— *	— *	— *	— *	— *	— *
Class F-1	3,750	2,988	6,738	3,168	1,145	4,313
Class F-2	8,452	5,958	14,410	7,234	2,290	9,524
Class F-3	959	652	1,611	974	297	1,271
Class R-1	656	812	1,468	599	331	930
Class R-2	20,188	24,888	45,076	18,858	10,349	29,207
Class R-2E	7,210	7,245	14,455	6,797	3,071	9,868
Class R-3	44,641	41,747	86,388	42,385	17,612	59,997
Class R-4	50,861	40,677	91,538	48,898	17,451	66,349
Class R-5E	29,709	21,488	51,197	25,783	8,392	34,175
Class R-5	14,334	9,950	24,284	13,063	4,075	17,138
Class R-6	805,626	547,408	1,353,034	688,852	210,077	898,929
Total	$1,081,620	$780,422	$1,862,042	$941,072	$305,696	$1,246,768
2025 Fund
	Six months ended April 30, 2025			Year ended October 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$94,648	$94,311	$188,959	$86,871	$25,460	$112,331
Class C	2,950	4,339	7,289	3,210	1,386	4,596
Class T	— *	— *	— *	— *	— *	— *
Class F-1	2,550	2,556	5,106	2,209	657	2,866
Class F-2	7,504	6,801	14,305	6,640	1,758	8,398
Class F-3	1,010	888	1,898	957	245	1,202
Class R-1	398	580	978	408	177	585
Class R-2	18,506	26,670	45,176	17,798	7,575	25,373
Class R-2E	6,175	7,566	13,741	6,253	2,232	8,485
Class R-3	37,150	42,803	79,953	36,571	12,301	48,872
Class R-4	40,106	40,636	80,742	42,023	12,373	54,396
Class R-5E	24,788	22,982	47,770	22,693	6,156	28,849
Class R-5	11,367	10,179	21,546	11,209	2,928	14,137
Class R-6	626,200	550,284	1,176,484	575,564	147,329	722,893
Total	$873,352	$810,595	$1,683,947	$812,406	$220,577	$1,032,983
Refer to the end of the table(s) for footnote(s).

American Funds Target Date Retirement Series	49

2020 Fund
	Six months ended April 30, 2025			Year ended October 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$58,714	$50,792	$109,506	$59,029	$13,025	$72,054
Class C	1,750	2,207	3,957	2,089	667	2,756
Class T	— *	— *	— *	— *	— *	— *
Class F-1	1,110	973	2,083	1,206	268	1,474
Class F-2	4,294	3,398	7,692	3,985	806	4,791
Class F-3	723	556	1,279	668	131	799
Class R-1	136	163	299	159	50	209
Class R-2	8,580	10,497	19,077	9,001	2,804	11,805
Class R-2E	3,060	3,219	6,279	3,350	905	4,255
Class R-3	17,335	17,292	34,627	19,290	4,860	24,150
Class R-4	22,425	19,643	42,068	24,083	5,359	29,442
Class R-5E	12,073	9,774	21,847	12,634	2,607	15,241
Class R-5	5,315	4,162	9,477	5,981	1,192	7,173
Class R-6	298,133	229,098	527,231	304,996	59,655	364,651
Total	$433,648	$351,774	$785,422	$446,471	$92,329	$538,800
2015 Fund
	Six months ended April 30, 2025			Year ended October 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$22,911	$17,941	$40,852	$22,377	$6,377	$28,754
Class C	404	456	860	488	206	694
Class T	— *	— *	— *	— *	— *	— *
Class F-1	408	316	724	321	92	413
Class F-2	1,468	1,057	2,525	1,456	381	1,837
Class F-3	259	181	440	216	55	271
Class R-1	98	113	211	118	46	164
Class R-2	2,862	3,097	5,959	2,927	1,177	4,104
Class R-2E	1,173	1,091	2,264	1,140	394	1,534
Class R-3	6,452	5,734	12,186	6,568	2,140	8,708
Class R-4	5,518	4,391	9,909	6,165	1,772	7,937
Class R-5E	3,001	2,211	5,212	3,258	871	4,129
Class R-5	2,048	1,456	3,504	2,108	543	2,651
Class R-6	97,753	68,327	166,080	96,730	24,486	121,216
Total	$144,355	$106,371	$250,726	$143,872	$38,540	$182,412
Refer to the end of the table(s) for footnote(s).

50	American Funds Target Date Retirement Series

2010 Fund
	Six months ended April 30, 2025			Year ended October 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$15,260	$10,530	$25,790	$14,849	$3,803	$18,652
Class C	349	340	689	391	144	535
Class T	— *	— *	— *	— *	— *	— *
Class F-1	362	247	609	279	72	351
Class F-2	1,268	808	2,076	1,302	306	1,608
Class F-3	307	190	497	279	64	343
Class R-1	60	55	115	51	18	69
Class R-2	1,559	1,487	3,046	1,650	579	2,229
Class R-2E	1,042	854	1,896	993	307	1,300
Class R-3	4,282	3,357	7,639	4,348	1,277	5,625
Class R-4	5,166	3,658	8,824	6,004	1,550	7,554
Class R-5E	2,700	1,758	4,458	2,764	666	3,430
Class R-5	1,412	890	2,302	1,603	372	1,975
Class R-6	85,673	53,100	138,773	80,665	18,401	99,066
Total	$119,440	$77,274	$196,714	$115,178	$27,559	$142,737
*
Amount less than one thousand.
6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, CCG and AFS are considered related parties to the series.
Investment advisory services — The series has an investment advisory and service agreement with CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in each fund’s financial highlights tables.
Class-specific fees and expenses — Expenses that are specific to individual share classes of each fund are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The series has plans of distribution for all share classes of each fund, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Classes C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Class R-3	0.50	0.75
Classes T, F-1 and R-4	0.25	0.50
For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. This share class reimburses CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. As of April 30, 2025, unreimbursed expenses subject to reimbursement totaled $2,000 for 2070 Fund’s Class A shares. There were no unreimbursed expenses subject to reimbursement on any other funds.

American Funds Target Date Retirement Series	51

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to the series. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the series and market developments that impact underlying fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each underlying fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets for Class R-6 shares. CRMC receives administrative services fees at the annual rate of 0.03% of the average daily net assets of the Class R-6 shares of each underlying fund for CRMC’s provision of administrative services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.
For the six months ended April 30, 2025, the class-specific expenses of each fund under these agreements were as follows
(dollars in thousands):
2070 Fund
Share class	Distribution services	Transfer agent services
Class A	$17	$5
Class C	2	— *
Class T	—	— *
Class F-1	— *	— *
Class F-2	Not applicable	— *
Class F-3	Not applicable	— *
Class R-1	— *	— *
Class R-2	24	13
Class R-2E	6	2
Class R-3	24	7
Class R-4	5	2
Class R-5E	Not applicable	4
Class R-5	Not applicable	1
Class R-6	Not applicable	— *
Total class-specific expenses	$78	$34
2065 Fund
Share class	Distribution services	Transfer agent services
Class A	$499	$166
Class C	141	12
Class T	—	— *
Class F-1	6	3
Class F-2	Not applicable	11
Class F-3	Not applicable	— *
Class R-1	6	1
Class R-2	739	347
Class R-2E	78	26
Class R-3	645	195
Class R-4	195	80
Class R-5E	Not applicable	114
Class R-5	Not applicable	13
Class R-6	Not applicable	28
Total class-specific expenses	$2,309	$996

2060 Fund
Share class	Distribution services	Transfer agent services
Class A	$1,449	$507
Class C	531	46
Class T	—	— *
Class F-1	47	22
Class F-2	Not applicable	41
Class F-3	Not applicable	— *
Class R-1	51	5
Class R-2	1,714	810
Class R-2E	328	111
Class R-3	1,695	513
Class R-4	809	338
Class R-5E	Not applicable	329
Class R-5	Not applicable	43
Class R-6	Not applicable	114
Total class-specific expenses	$6,624	$2,879
Refer to the end of the table(s) for footnote(s).
2055 Fund
Share class	Distribution services	Transfer agent services
Class A	$2,161	$758
Class C	579	50
Class T	—	— *
Class F-1	89	42
Class F-2	Not applicable	47
Class F-3	Not applicable	— *
Class R-1	71	7
Class R-2	2,767	1,306
Class R-2E	511	173
Class R-3	2,825	855
Class R-4	1,423	596
Class R-5E	Not applicable	499
Class R-5	Not applicable	84
Class R-6	Not applicable	189
Total class-specific expenses	$10,426	$4,606

52	American Funds Target Date Retirement Series

2050 Fund
Share class	Distribution services	Transfer agent services
Class A	$3,138	$1,114
Class C	825	72
Class T	—	— *
Class F-1	128	60
Class F-2	Not applicable	70
Class F-3	Not applicable	— *
Class R-1	108	11
Class R-2	3,874	1,835
Class R-2E	746	253
Class R-3	3,925	1,191
Class R-4	1,906	800
Class R-5E	Not applicable	733
Class R-5	Not applicable	108
Class R-6	Not applicable	267
Total class-specific expenses	$14,650	$6,514
2045 Fund
Share class	Distribution services	Transfer agent services
Class A	$3,428	$1,217
Class C	829	72
Class T	—	— *
Class F-1	159	74
Class F-2	Not applicable	88
Class F-3	Not applicable	— *
Class R-1	169	17
Class R-2	4,802	2,271
Class R-2E	898	305
Class R-3	4,742	1,440
Class R-4	2,175	914
Class R-5E	Not applicable	850
Class R-5	Not applicable	122
Class R-6	Not applicable	293
Total class-specific expenses	$17,202	$7,663
2040 Fund
Share class	Distribution services	Transfer agent services
Class A	$4,367	$1,535
Class C	943	82
Class T	—	— *
Class F-1	248	117
Class F-2	Not applicable	115
Class F-3	Not applicable	— *
Class R-1	217	22
Class R-2	5,529	2,616
Class R-2E	1,037	352
Class R-3	5,475	1,663
Class R-4	2,655	1,116
Class R-5E	Not applicable	999
Class R-5	Not applicable	135
Class R-6	Not applicable	342
Total class-specific expenses	$20,471	$9,094
2035 Fund
Share class	Distribution services	Transfer agent services
Class A	$4,991	$1,734
Class C	1,076	93
Class T	—	— *
Class F-1	288	136
Class F-2	Not applicable	137
Class F-3	Not applicable	1
Class R-1	212	21
Class R-2	6,208	2,941
Class R-2E	1,221	415
Class R-3	6,523	1,978
Class R-4	2,973	1,250
Class R-5E	Not applicable	1,006
Class R-5	Not applicable	171
Class R-6	Not applicable	368
Total class-specific expenses	$23,492	$10,251
2030 Fund
Share class	Distribution services	Transfer agent services
Class A	$5,768	$1,959
Class C	1,120	97
Class T	—	— *
Class F-1	236	111
Class F-2	Not applicable	170
Class F-3	Not applicable	— *
Class R-1	246	25
Class R-2	5,661	2,684
Class R-2E	1,344	458
Class R-3	6,442	1,959
Class R-4	3,171	1,339
Class R-5E	Not applicable	1,030
Class R-5	Not applicable	168
Class R-6	Not applicable	369
Total class-specific expenses	$23,988	$10,369
Refer to the end of the table(s) for footnote(s).
2025 Fund
Share class	Distribution services	Transfer agent services
Class A	$4,825	$1,622
Class C	819	71
Class T	—	— *
Class F-1	125	59
Class F-2	Not applicable	126
Class F-3	Not applicable	1
Class R-1	112	11
Class R-2	3,886	1,848
Class R-2E	893	306
Class R-3	4,233	1,293
Class R-4	2,031	863
Class R-5E	Not applicable	708
Class R-5	Not applicable	110
Class R-6	Not applicable	240
Total class-specific expenses	$16,924	$7,258

American Funds Target Date Retirement Series	53

2020 Fund
Share class	Distribution services	Transfer agent services
Class A	$2,624	$935
Class C	453	38
Class T	—	— *
Class F-1	53	25
Class F-2	Not applicable	67
Class F-3	Not applicable	— *
Class R-1	33	4
Class R-2	1,667	792
Class R-2E	410	141
Class R-3	1,836	560
Class R-4	1,049	447
Class R-5E	Not applicable	324
Class R-5	Not applicable	49
Class R-6	Not applicable	108
Total class-specific expenses	$8,125	$3,490
2015 Fund

Share class	Distribution services	Transfer agent services
Class A	$990	$344
Class C	98	8
Class T	—	— *
Class F-1	18	8
Class F-2	Not applicable	22
Class F-3	Not applicable	— *
Class R-1	25	3
Class R-2	512	242
Class R-2E	147	50
Class R-3	637	194
Class R-4	250	106
Class R-5E	Not applicable	77
Class R-5	Not applicable	18
Class R-6	Not applicable	34
Total class-specific expenses	$2,677	$1,106
2010 Fund

Share class	Distribution services	Transfer agent services
Class A	$648	$221
Class C	80	7
Class T	—	— *
Class F-1	15	7
Class F-2	Not applicable	18
Class F-3	Not applicable	— *
Class R-1	13	1
Class R-2	274	130
Class R-2E	122	42
Class R-3	411	125
Class R-4	229	97
Class R-5E	Not applicable	69
Class R-5	Not applicable	12
Class R-6	Not applicable	28
Total class-specific expenses	$1,792	$757
*
Amount less than one thousand.
Miscellaneous fee reimbursement — CRMC reimbursed a portion of miscellaneous fees and expenses for 2070 Fund during its startup period. This reimbursement may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the six months ended April 30, 2025, total fees and expenses reimbursed by CRMC was $1,000. CRMC may recoup all or a portion of this reimbursement by the end of the current fiscal year.  Fees and expenses in the fund’s statement of operations are presented gross of the reimbursement from CRMC.

54	American Funds Target Date Retirement Series

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation shown on the accompanying financial statements reflects current fees (either paid in cash or deferred) and a net decrease in the value of the deferred amounts as follows (dollars in thousands):
	Current fees	Decrease in value of deferred amounts	Total trustees’ compensation
2070 Fund	$— *	$— *	$— *
2065 Fund	5	— *	5
2060 Fund	19	(1)	18
2055 Fund	31	(1)	30
2050 Fund	44	(2)	42
2045 Fund	49	(2)	47
2040 Fund	57	(2)	55
2035 Fund	63	(3)	60
2030 Fund	63	(3)	60
2025 Fund	42	(2)	40
2020 Fund	19	(1)	18
2015 Fund	6	— *	6
2010 Fund	5	— *	5
*
Amount less than one thousand.
Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.
7. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.
8. Investment transactions

The funds engaged in purchases and sales of investment securities of affiliated issuers during the six months ended April 30, 2025, as follows (dollars in thousands):
	Purchases	Sales
2070 Fund	$124,814	$1,094
2065 Fund	1,111,769	112,399
2060 Fund	2,391,351	722,147
2055 Fund	3,240,200	1,254,304
2050 Fund	3,862,811	1,680,528
2045 Fund	4,187,551	1,948,579
2040 Fund	4,329,830	2,910,725
2035 Fund	3,726,458	2,341,152
2030 Fund	2,975,794	2,641,036
2025 Fund	1,547,927	2,444,371
2020 Fund	710,836	1,434,723
2015 Fund	227,863	407,808
2010 Fund	210,904	339,626

American Funds Target Date Retirement Series	55

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):
2070 Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2025
Class A	$17,711	1,640	$58	5	$(1,504)	(137)	$16,265	1,508
Class C	751	70	1	— [2]	(26)	(3)	726	67
Class T	—	—	—	—	—	—	—	—
Class F-1	20	2	—	—	—	—	20	2
Class F-2	1,287	118	3	— [2]	(91)	(8)	1,199	110
Class F-3	—	—	—	—	—	—	—	—
Class R-1	5	— [2]	— [2]	— [2]	— [2]	— [2]	5	— [2]
Class R-2	8,271	764	22	2	(2,852)	(262)	5,441	504
Class R-2E	2,227	203	14	2	(7)	(1)	2,234	204
Class R-3	13,222	1,202	36	3	(1,564)	(143)	11,694	1,062
Class R-4	8,726	806	8	1	(941)	(86)	7,793	721
Class R-5E	6,706	616	23	2	(893)	(82)	5,836	536
Class R-5	1,767	161	9	1	(285)	(25)	1,491	137
Class R-6	74,269	6,820	159	14	(5,745)	(532)	68,683	6,302
Total net increase (decrease)	$134,962	12,402	$333	30	$(13,908)	(1,279)	$121,387	11,153
For the period May 3, 2024[3] to October 31, 2024
Class A	$5,225	488	$—	—	$(697)	(64)	$4,528	424
Class C	120	11	—	—	(1)	— [2]	119	11
Class T	10	1	—	—	—	—	10	1
Class F-1	10	1	—	—	—	—	10	1
Class F-2	239	22	—	—	(1)	— [2]	238	22
Class F-3	10	1	—	—	—	—	10	1
Class R-1	10	1	—	—	— [2]	— [2]	10	1
Class R-2	3,913	366	—	—	(66)	(6)	3,847	360
Class R-2E	390	36	—	—	(1)	— [2]	389	36
Class R-3	4,959	467	—	—	(588)	(55)	4,371	412
Class R-4	1,124	106	—	—	(288)	(27)	836	79
Class R-5E	2,563	240	—	—	(363)	(34)	2,200	206
Class R-5	420	38	—	—	(21)	(2)	399	36
Class R-6	9,213	855	—	—	(909)	(86)	8,304	769
Total net increase (decrease)	$28,206	2,633	$—	—	$(2,935)	(274)	$25,271	2,359
Refer to the end of the table(s) for footnote(s).

56	American Funds Target Date Retirement Series

2065 Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2025
Class A	$83,582	4,770	$9,330	527	$(26,425)	(1,504)	$66,487	3,793
Class C	7,012	406	531	30	(2,723)	(158)	4,820	278
Class T	—	—	—	—	—	—	—	—
Class F-1	1,768	101	103	6	(679)	(39)	1,192	68
Class F-2	6,512	370	662	37	(2,322)	(131)	4,852	276
Class F-3	428	24	24	2	(160)	(9)	292	17
Class R-1	148	9	21	1	(45)	(3)	124	7
Class R-2	46,199	2,668	3,658	209	(29,901)	(1,728)	19,956	1,149
Class R-2E	11,147	639	520	29	(5,141)	(299)	6,526	369
Class R-3	73,826	4,229	5,568	315	(33,198)	(1,904)	46,196	2,640
Class R-4	49,722	2,834	3,733	210	(27,762)	(1,570)	25,693	1,474
Class R-5E	41,903	2,378	3,889	219	(21,149)	(1,197)	24,643	1,400
Class R-5	11,129	631	1,330	75	(9,841)	(556)	2,618	150
Class R-6	969,362	54,777	71,907	4,033	(354,404)	(20,086)	686,865	38,724
Total net increase (decrease)	$1,302,738	73,836	$101,276	5,693	$(513,750)	(29,184)	$890,264	50,345
Year ended October 31, 2024
Class A	$132,740	8,103	$3,956	257	$(33,836)	(2,045)	$102,860	6,315
Class C	10,306	637	205	14	(3,549)	(218)	6,962	433
Class T	—	—	—	—	—	—	—	—
Class F-1	1,838	111	50	3	(1,323)	(81)	565	33
Class F-2	10,127	617	299	19	(3,890)	(235)	6,536	401
Class F-3	238	14	12	1	(92)	(6)	158	9
Class R-1	279	17	11	1	(276)	(17)	14	1
Class R-2	90,541	5,605	1,506	99	(39,089)	(2,383)	52,958	3,321
Class R-2E	11,446	700	213	14	(5,413)	(329)	6,246	385
Class R-3	118,227	7,218	2,332	152	(51,992)	(3,167)	68,567	4,203
Class R-4	79,061	4,804	1,603	105	(37,230)	(2,259)	43,434	2,650
Class R-5E	74,060	4,463	1,573	102	(26,814)	(1,629)	48,819	2,936
Class R-5	21,809	1,342	639	41	(8,213)	(503)	14,235	880
Class R-6	1,349,501	81,236	25,420	1,644	(343,189)	(20,466)	1,031,732	62,414
Total net increase (decrease)	$1,900,173	114,867	$37,819	2,452	$(554,906)	(33,338)	$1,383,086	83,981
Refer to the end of the table(s) for footnote(s).

American Funds Target Date Retirement Series	57

2060 Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2025
Class A	$132,713	7,392	$35,001	1,934	$(79,009)	(4,379)	$88,705	4,947
Class C	11,232	638	2,536	143	(12,076)	(684)	1,692	97
Class T	—	—	—	—	—	—	—	—
Class F-1	4,073	226	1,061	59	(5,187)	(285)	(53)	— [2]
Class F-2	13,420	740	2,859	157	(8,470)	(465)	7,809	432
Class F-3	1,451	80	405	22	(2,827)	(168)	(971)	(66)
Class R-1	1,484	85	238	14	(725)	(41)	997	58
Class R-2	70,409	4,015	10,844	612	(60,652)	(3,463)	20,601	1,164
Class R-2E	19,898	1,123	2,809	157	(13,698)	(766)	9,009	514
Class R-3	126,576	7,124	18,328	1,020	(92,949)	(5,231)	51,955	2,913
Class R-4	120,185	6,689	19,166	1,058	(90,579)	(5,029)	48,772	2,718
Class R-5E	90,401	4,999	13,579	748	(62,628)	(3,460)	41,352	2,287
Class R-5	25,847	1,425	5,210	285	(19,560)	(1,082)	11,497	628
Class R-6	2,098,196	115,344	351,840	19,247	(1,401,558)	(77,328)	1,048,478	57,263
Total net increase (decrease)	$2,715,885	149,880	$463,876	25,456	$(1,849,918)	(102,381)	$1,329,843	72,955
Year ended October 31, 2024
Class A	$235,319	14,026	$19,163	1,214	$(126,695)	(7,506)	$127,787	7,734
Class C	20,359	1,243	1,387	89	(19,162)	(1,163)	2,584	169
Class T	—	—	—	—	—	—	—	—
Class F-1	6,704	400	733	47	(10,633)	(638)	(3,196)	(191)
Class F-2	23,053	1,360	1,535	97	(12,568)	(741)	12,020	716
Class F-3	2,702	160	270	17	(4,296)	(252)	(1,324)	(75)
Class R-1	2,380	144	133	9	(2,158)	(131)	355	22
Class R-2	131,285	7,972	5,612	363	(106,392)	(6,441)	30,505	1,894
Class R-2E	36,770	2,201	1,549	99	(28,415)	(1,710)	9,904	590
Class R-3	223,499	13,356	10,361	661	(196,227)	(11,634)	37,633	2,383
Class R-4	210,628	12,482	10,619	672	(157,055)	(9,284)	64,192	3,870
Class R-5E	153,972	9,086	7,505	475	(113,368)	(6,824)	48,109	2,737
Class R-5	45,214	2,670	3,003	188	(34,296)	(2,048)	13,921	810
Class R-6	3,430,348	201,446	175,822	11,036	(1,415,910)	(82,827)	2,190,260	129,655
Total net increase (decrease)	$4,522,233	266,546	$237,692	14,967	$(2,227,175)	(131,199)	$2,532,750	150,314
Refer to the end of the table(s) for footnote(s).

58	American Funds Target Date Retirement Series

2055 Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2025
Class A	$160,374	6,062	$55,244	2,077	$(117,270)	(4,430)	$98,348	3,709
Class C	10,386	404	2,984	115	(15,644)	(609)	(2,274)	(90)
Class T	—	—	—	—	—	—	—	—
Class F-1	8,371	317	2,208	84	(5,462)	(209)	5,117	192
Class F-2	13,465	511	3,403	127	(9,516)	(358)	7,352	280
Class F-3	1,804	69	550	21	(2,094)	(79)	260	11
Class R-1	1,400	55	362	14	(1,245)	(49)	517	20
Class R-2	100,205	3,916	18,738	727	(104,406)	(4,097)	14,537	546
Class R-2E	26,358	1,018	4,634	178	(21,568)	(827)	9,424	369
Class R-3	176,928	6,801	32,627	1,244	(158,725)	(6,103)	50,830	1,942
Class R-4	160,886	6,090	35,345	1,331	(169,557)	(6,366)	26,674	1,055
Class R-5E	120,442	4,540	21,622	816	(88,726)	(3,340)	53,338	2,016
Class R-5	33,966	1,271	10,521	390	(31,524)	(1,177)	12,963	484
Class R-6	2,757,191	102,708	605,498	22,476	(2,165,026)	(80,973)	1,197,663	44,211
Total net increase (decrease)	$3,571,776	133,762	$793,736	29,600	$(2,890,763)	(108,617)	$1,474,749	54,745
Year ended October 31, 2024
Class A	$288,348	11,657	$31,592	1,359	$(193,002)	(7,776)	$126,938	5,240
Class C	19,345	805	1,761	78	(25,269)	(1,046)	(4,163)	(163)
Class T	—	—	—	—	—	—	—	—
Class F-1	10,710	435	1,263	55	(8,578)	(348)	3,395	142
Class F-2	24,860	1,006	1,988	86	(17,253)	(696)	9,595	396
Class F-3	2,335	93	349	15	(2,316)	(91)	368	17
Class R-1	3,142	131	198	9	(2,823)	(116)	517	24
Class R-2	188,332	7,843	10,335	457	(181,483)	(7,525)	17,184	775
Class R-2E	42,554	1,753	2,912	127	(48,651)	(2,023)	(3,185)	(143)
Class R-3	314,474	12,838	18,665	813	(277,872)	(11,321)	55,267	2,330
Class R-4	289,366	11,727	21,659	933	(265,366)	(10,710)	45,659	1,950
Class R-5E	183,762	7,395	12,386	535	(150,120)	(6,155)	46,028	1,775
Class R-5	68,619	2,743	6,748	287	(74,101)	(2,996)	1,266	34
Class R-6	4,498,774	179,085	326,131	13,861	(2,168,865)	(85,718)	2,656,040	107,228
Total net increase (decrease)	$5,934,621	237,511	$435,987	18,615	$(3,415,699)	(136,521)	$2,954,909	119,605
Refer to the end of the table(s) for footnote(s).

American Funds Target Date Retirement Series	59

2050 Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2025
Class A	$195,602	9,300	$83,985	3,975	$(162,384)	(7,712)	$117,203	5,563
Class C	13,263	650	4,442	216	(22,248)	(1,093)	(4,543)	(227)
Class T	—	—	—	—	—	—	—	—
Class F-1	11,122	531	3,266	156	(10,267)	(492)	4,121	195
Class F-2	22,278	1,054	5,235	248	(16,053)	(766)	11,460	536
Class F-3	6,771	315	654	31	(2,231)	(104)	5,194	242
Class R-1	2,010	99	572	28	(1,912)	(93)	670	34
Class R-2	121,111	5,942	27,254	1,329	(124,979)	(6,156)	23,386	1,115
Class R-2E	33,455	1,628	7,104	343	(24,232)	(1,174)	16,327	797
Class R-3	218,722	10,573	46,655	2,240	(227,174)	(10,972)	38,203	1,841
Class R-4	174,855	8,339	49,114	2,329	(210,225)	(9,962)	13,744	706
Class R-5E	149,106	7,063	32,805	1,558	(125,055)	(5,921)	56,856	2,700
Class R-5	36,277	1,702	14,142	662	(37,967)	(1,783)	12,452	581
Class R-6	3,245,194	152,797	886,286	41,649	(2,900,358)	(137,093)	1,231,122	57,353
Total net increase (decrease)	$4,229,766	199,993	$1,161,514	54,764	$(3,865,085)	(183,321)	$1,526,195	71,436
Year ended October 31, 2024
Class A	$346,167	17,597	$50,930	2,750	$(282,498)	(14,306)	$114,599	6,041
Class C	26,894	1,411	2,729	152	(38,713)	(2,022)	(9,090)	(459)
Class T	—	—	—	—	—	—	—	—
Class F-1	19,043	984	1,942	106	(15,751)	(812)	5,234	278
Class F-2	35,736	1,809	3,121	169	(28,153)	(1,424)	10,704	554
Class F-3	3,154	162	421	23	(3,468)	(175)	107	10
Class R-1	3,360	175	344	19	(4,137)	(214)	(433)	(20)
Class R-2	229,424	12,012	15,680	870	(236,455)	(12,323)	8,649	559
Class R-2E	54,819	2,843	4,574	252	(68,755)	(3,622)	(9,362)	(527)
Class R-3	378,555	19,470	30,660	1,679	(482,287)	(24,468)	(73,072)	(3,319)
Class R-4	327,429	16,684	32,688	1,769	(402,149)	(20,321)	(42,032)	(1,868)
Class R-5E	236,248	11,953	19,512	1,057	(191,350)	(9,788)	64,410	3,222
Class R-5	64,576	3,239	9,346	499	(83,344)	(4,238)	(9,422)	(500)
Class R-6	5,642,376	283,485	506,476	27,171	(3,063,589)	(152,923)	3,085,263	157,733
Total net increase (decrease)	$7,367,781	371,824	$678,423	36,516	$(4,900,649)	(246,636)	$3,145,555	161,704
Refer to the end of the table(s) for footnote(s).

60	American Funds Target Date Retirement Series

2045 Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2025
Class A	$203,278	9,516	$92,971	4,338	$(189,845)	(8,870)	$106,404	4,984
Class C	14,171	681	4,503	216	(23,388)	(1,128)	(4,714)	(231)
Class T	—	—	—	—	—	—	—	—
Class F-1	15,569	732	4,100	193	(9,180)	(434)	10,489	491
Class F-2	25,548	1,189	6,773	316	(19,889)	(926)	12,432	579
Class F-3	3,263	153	688	32	(2,878)	(134)	1,073	51
Class R-1	2,908	140	898	43	(2,029)	(98)	1,777	85
Class R-2	135,506	6,564	34,513	1,663	(157,447)	(7,652)	12,572	575
Class R-2E	39,560	1,893	8,700	415	(29,823)	(1,425)	18,437	883
Class R-3	247,207	11,786	57,289	2,715	(228,546)	(10,867)	75,950	3,634
Class R-4	208,496	9,772	56,623	2,647	(249,323)	(11,595)	15,796	824
Class R-5E	175,277	8,184	38,383	1,799	(140,490)	(6,563)	73,170	3,420
Class R-5	43,470	2,017	16,008	738	(43,276)	(2,010)	16,202	745
Class R-6	3,482,537	161,378	983,543	45,556	(3,272,441)	(152,048)	1,193,639	54,886
Total net increase (decrease)	$4,596,790	214,005	$1,304,992	60,671	$(4,368,555)	(203,750)	$1,533,227	70,926
Year ended October 31, 2024
Class A	$373,087	18,638	$58,407	3,100	$(311,373)	(15,504)	$120,121	6,234
Class C	24,518	1,260	2,942	160	(39,091)	(1,998)	(11,631)	(578)
Class T	—	—	—	—	—	—	—	—
Class F-1	22,512	1,122	2,481	132	(22,418)	(1,151)	2,575	103
Class F-2	46,558	2,305	4,014	213	(31,706)	(1,565)	18,866	953
Class F-3	5,794	293	368	19	(3,346)	(165)	2,816	147
Class R-1	4,886	250	536	30	(4,975)	(250)	447	30
Class R-2	263,250	13,594	20,788	1,138	(272,276)	(13,999)	11,762	733
Class R-2E	68,783	3,508	5,705	309	(88,419)	(4,562)	(13,931)	(745)
Class R-3	423,534	21,419	35,552	1,916	(394,746)	(19,940)	64,340	3,395
Class R-4	358,470	17,954	38,007	2,022	(404,548)	(20,138)	(8,071)	(162)
Class R-5E	251,828	12,526	23,455	1,250	(209,022)	(10,544)	66,261	3,232
Class R-5	71,530	3,518	10,834	569	(89,616)	(4,449)	(7,252)	(362)
Class R-6	5,801,451	286,856	586,380	30,927	(3,342,408)	(164,063)	3,045,423	153,720
Total net increase (decrease)	$7,716,201	383,243	$789,469	41,785	$(5,213,944)	(258,328)	$3,291,726	166,700
Refer to the end of the table(s) for footnote(s).

American Funds Target Date Retirement Series	61

2040 Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2025
Class A	$262,798	12,632	$121,968	5,872	$(247,694)	(11,907)	$137,072	6,597
Class C	16,903	838	5,363	265	(29,144)	(1,444)	(6,878)	(341)
Class T	—	—	—	—	—	—	—	—
Class F-1	19,839	961	6,694	325	(18,502)	(894)	8,031	392
Class F-2	40,749	1,961	8,982	433	(29,202)	(1,404)	20,529	990
Class F-3	5,041	239	1,262	61	(4,231)	(201)	2,072	99
Class R-1	5,500	269	1,197	59	(2,395)	(119)	4,302	209
Class R-2	150,431	7,463	41,310	2,047	(162,246)	(8,092)	29,495	1,418
Class R-2E	42,976	2,118	10,436	513	(34,269)	(1,686)	19,143	945
Class R-3	262,201	12,822	68,753	3,354	(277,535)	(13,576)	53,419	2,600
Class R-4	223,428	10,785	72,219	3,484	(297,006)	(14,270)	(1,359)	(1)
Class R-5E	185,477	8,888	46,957	2,269	(151,929)	(7,311)	80,505	3,846
Class R-5	47,169	2,238	18,422	877	(49,668)	(2,358)	15,923	757
Class R-6	3,524,620	168,235	1,191,543	56,984	(4,370,419)	(209,131)	345,744	16,088
Total net increase (decrease)	$4,787,132	229,449	$1,595,106	76,543	$(5,674,240)	(272,393)	$707,998	33,599
Year ended October 31, 2024
Class A	$470,234	24,159	$75,738	4,123	$(410,600)	(20,974)	$135,372	7,308
Class C	27,910	1,475	3,454	192	(47,193)	(2,492)	(15,829)	(825)
Class T	—	—	—	—	—	—	—	—
Class F-1	40,757	2,090	3,986	219	(30,752)	(1,576)	13,991	733
Class F-2	61,981	3,156	5,359	292	(44,253)	(2,258)	23,087	1,190
Class F-3	15,431	804	629	34	(9,659)	(488)	6,401	350
Class R-1	5,233	275	676	38	(5,020)	(264)	889	49
Class R-2	265,849	14,051	24,795	1,387	(293,554)	(15,420)	(2,910)	18
Class R-2E	68,460	3,578	6,929	385	(95,537)	(5,071)	(20,148)	(1,108)
Class R-3	472,395	24,528	44,418	2,447	(558,935)	(28,819)	(42,122)	(1,844)
Class R-4	412,168	21,180	48,278	2,632	(500,792)	(25,493)	(40,346)	(1,681)
Class R-5E	266,549	13,611	29,583	1,617	(272,098)	(13,936)	24,034	1,292
Class R-5	72,896	3,689	12,536	675	(99,677)	(5,062)	(14,245)	(698)
Class R-6	6,401,844	325,036	725,162	39,218	(4,104,641)	(207,066)	3,022,365	157,188
Total net increase (decrease)	$8,581,707	437,632	$981,543	53,259	$(6,472,711)	(328,919)	$3,090,539	161,972
Refer to the end of the table(s) for footnote(s).

62	American Funds Target Date Retirement Series

2035 Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2025
Class A	$297,035	15,350	$165,972	8,649	$(306,951)	(15,892)	$156,056	8,107
Class C	17,479	929	7,671	409	(29,551)	(1,568)	(4,401)	(230)
Class T	—	—	—	—	—	—	—	—
Class F-1	25,248	1,314	9,355	491	(27,313)	(1,423)	7,290	382
Class F-2	44,139	2,287	12,558	655	(36,711)	(1,902)	19,986	1,040
Class F-3	10,386	523	2,039	106	(6,094)	(312)	6,331	317
Class R-1	3,706	197	1,494	80	(2,457)	(130)	2,743	147
Class R-2	164,362	8,757	58,223	3,119	(196,415)	(10,506)	26,170	1,370
Class R-2E	46,054	2,440	15,300	815	(42,434)	(2,261)	18,920	994
Class R-3	321,127	16,889	100,642	5,317	(314,934)	(16,568)	106,835	5,638
Class R-4	285,240	14,789	97,617	5,097	(349,711)	(18,091)	33,146	1,795
Class R-5E	212,072	10,945	56,134	2,934	(170,794)	(8,812)	97,412	5,067
Class R-5	51,340	2,625	27,883	1,437	(70,054)	(3,578)	9,169	484
Class R-6	3,824,003	196,369	1,523,805	78,954	(4,652,554)	(239,428)	695,254	35,895
Total net increase (decrease)	$5,302,191	273,414	$2,078,693	108,063	$(6,205,973)	(320,471)	$1,174,911	61,006
Year ended October 31, 2024
Class A	$551,086	29,964	$91,065	5,213	$(491,958)	(26,649)	$150,193	8,528
Class C	35,362	1,976	4,026	235	(49,268)	(2,751)	(9,880)	(540)
Class T	—	—	—	—	—	—	—	—
Class F-1	42,832	2,324	5,215	301	(44,009)	(2,406)	4,038	219
Class F-2	75,131	4,067	6,832	391	(60,109)	(3,280)	21,854	1,178
Class F-3	8,830	484	1,052	60	(9,389)	(510)	493	34
Class R-1	5,818	328	772	46	(6,875)	(381)	(285)	(7)
Class R-2	300,446	16,784	29,711	1,744	(341,929)	(19,002)	(11,772)	(474)
Class R-2E	91,558	5,111	8,669	507	(119,175)	(6,705)	(18,948)	(1,087)
Class R-3	546,625	30,092	53,486	3,100	(538,234)	(29,574)	61,877	3,618
Class R-4	483,026	26,322	57,315	3,288	(594,149)	(32,108)	(53,808)	(2,498)
Class R-5E	303,624	16,534	30,600	1,757	(281,877)	(15,314)	52,347	2,977
Class R-5	92,266	4,950	16,455	933	(112,064)	(6,031)	(3,343)	(148)
Class R-6	6,958,404	374,963	816,801	46,488	(4,434,764)	(237,402)	3,340,441	184,049
Total net increase (decrease)	$9,495,008	513,899	$1,121,999	64,063	$(7,083,800)	(382,113)	$3,533,207	195,849
Refer to the end of the table(s) for footnote(s).

American Funds Target Date Retirement Series	63

2030 Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2025
Class A	$355,129	20,197	$164,599	9,465	$(397,694)	(22,616)	$122,034	7,046
Class C	18,502	1,081	6,786	399	(37,006)	(2,162)	(11,718)	(682)
Class T	—	—	—	—	—	—	—	—
Class F-1	23,453	1,348	6,712	390	(24,070)	(1,385)	6,095	353
Class F-2	47,648	2,707	14,307	824	(48,952)	(2,796)	13,003	735
Class F-3	12,849	729	1,611	93	(7,951)	(453)	6,509	369
Class R-1	3,257	189	1,468	86	(5,955)	(341)	(1,230)	(66)
Class R-2	140,216	8,209	45,040	2,657	(176,735)	(10,376)	8,521	490
Class R-2E	50,159	2,927	14,455	848	(54,743)	(3,187)	9,871	588
Class R-3	288,456	16,660	86,362	5,027	(384,517)	(22,238)	(9,699)	(551)
Class R-4	288,686	16,460	91,535	5,273	(414,860)	(23,647)	(34,639)	(1,914)
Class R-5E	187,532	10,643	51,194	2,954	(166,991)	(9,526)	71,735	4,071
Class R-5	51,998	2,928	24,282	1,381	(80,405)	(4,538)	(4,125)	(229)
Class R-6	3,544,459	200,512	1,353,030	77,404	(5,023,491)	(284,517)	(126,002)	(6,601)
Total net increase (decrease)	$5,012,344	284,590	$1,861,381	106,801	$(6,823,370)	(387,782)	$50,355	3,609
Year ended October 31, 2024
Class A	$600,992	35,827	$110,085	6,850	$(646,893)	(38,511)	$64,184	4,166
Class C	34,322	2,099	4,742	302	(64,416)	(3,941)	(25,352)	(1,540)
Class T	—	—	—	—	—	—	—	—
Class F-1	41,300	2,473	4,305	270	(40,661)	(2,447)	4,944	296
Class F-2	101,142	6,021	9,459	589	(98,617)	(5,841)	11,984	769
Class F-3	13,715	811	1,270	79	(20,342)	(1,199)	(5,357)	(309)
Class R-1	8,701	524	919	58	(9,039)	(545)	581	37
Class R-2	275,420	16,846	29,200	1,863	(361,563)	(22,046)	(56,943)	(3,337)
Class R-2E	94,200	5,723	9,868	626	(122,831)	(7,542)	(18,763)	(1,193)
Class R-3	522,236	31,465	59,975	3,777	(684,152)	(41,042)	(101,941)	(5,800)
Class R-4	474,075	28,376	66,348	4,136	(705,169)	(41,934)	(164,746)	(9,422)
Class R-5E	285,483	16,991	34,175	2,134	(335,102)	(19,916)	(15,444)	(791)
Class R-5	93,295	5,496	17,135	1,056	(129,822)	(7,608)	(19,392)	(1,056)
Class R-6	6,659,625	393,947	898,880	55,658	(5,671,944)	(333,646)	1,886,561	115,959
Total net increase (decrease)	$9,204,506	546,599	$1,246,361	77,398	$(8,890,551)	(526,218)	$1,560,316	97,779
Refer to the end of the table(s) for footnote(s).

64	American Funds Target Date Retirement Series

2025 Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2025
Class A	$230,764	14,853	$188,251	12,369	$(403,293)	(25,979)	$15,722	1,243
Class C	9,934	657	7,286	488	(31,168)	(2,061)	(13,948)	(916)
Class T	—	—	—	—	—	—	—	—
Class F-1	12,210	792	5,031	334	(17,329)	(1,133)	(88)	(7)
Class F-2	45,931	2,958	14,079	927	(41,836)	(2,695)	18,174	1,190
Class F-3	3,911	249	1,873	123	(11,304)	(731)	(5,520)	(359)
Class R-1	2,044	134	977	65	(6,232)	(409)	(3,211)	(210)
Class R-2	87,136	5,777	45,169	3,040	(170,638)	(11,300)	(38,333)	(2,483)
Class R-2E	33,604	2,219	13,741	920	(47,185)	(3,109)	160	30
Class R-3	170,432	11,154	79,945	5,315	(308,812)	(20,172)	(58,435)	(3,703)
Class R-4	169,669	10,948	80,726	5,311	(318,660)	(20,510)	(68,265)	(4,251)
Class R-5E	124,448	7,989	47,769	3,151	(141,918)	(9,171)	30,299	1,969
Class R-5	25,461	1,625	21,545	1,402	(75,718)	(4,830)	(28,712)	(1,803)
Class R-6	2,090,051	134,019	1,176,366	76,837	(3,643,395)	(233,523)	(376,978)	(22,667)
Total net increase (decrease)	$3,005,595	193,374	$1,682,758	110,282	$(5,217,488)	(335,623)	$(529,135)	(31,967)
Year ended October 31, 2024
Class A	$404,919	26,857	$111,981	7,717	$(693,141)	(45,961)	$(176,241)	(11,387)
Class C	20,729	1,414	4,589	323	(64,219)	(4,365)	(38,901)	(2,628)
Class T	—	—	—	—	—	—	—	—
Class F-1	21,659	1,434	2,849	198	(28,102)	(1,880)	(3,594)	(248)
Class F-2	68,917	4,568	8,323	574	(77,638)	(5,194)	(398)	(52)
Class F-3	11,835	772	1,200	83	(16,088)	(1,060)	(3,053)	(205)
Class R-1	4,074	273	585	41	(7,740)	(527)	(3,081)	(213)
Class R-2	174,248	11,878	25,362	1,789	(290,292)	(19,757)	(90,682)	(6,090)
Class R-2E	59,931	4,058	8,485	596	(107,251)	(7,302)	(38,835)	(2,648)
Class R-3	315,204	21,207	48,850	3,404	(544,816)	(36,493)	(180,762)	(11,882)
Class R-4	301,884	20,123	54,296	3,747	(637,961)	(42,289)	(281,781)	(18,419)
Class R-5E	198,607	13,192	28,849	1,995	(294,454)	(19,566)	(66,998)	(4,379)
Class R-5	59,660	3,910	14,126	965	(121,619)	(7,992)	(47,833)	(3,117)
Class R-6	4,120,514	271,495	722,866	49,545	(5,414,664)	(355,443)	(571,284)	(34,403)
Total net increase (decrease)	$5,762,181	381,181	$1,032,361	70,977	$(8,297,985)	(547,829)	$(1,503,443)	(95,671)
Refer to the end of the table(s) for footnote(s).

American Funds Target Date Retirement Series	65

2020 Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2025
Class A	$79,724	5,750	$109,065	8,079	$(219,164)	(15,888)	$(30,375)	(2,059)
Class C	4,278	317	3,954	297	(21,107)	(1,565)	(12,875)	(951)
Class T	—	—	—	—	—	—	—	—
Class F-1	3,939	287	2,081	156	(5,623)	(412)	397	31
Class F-2	17,701	1,281	7,387	549	(20,475)	(1,493)	4,613	337
Class F-3	2,568	186	1,279	95	(2,562)	(188)	1,285	93
Class R-1	679	50	299	23	(432)	(32)	546	41
Class R-2	30,994	2,298	19,074	1,438	(59,158)	(4,388)	(9,090)	(652)
Class R-2E	13,808	1,024	6,280	473	(20,292)	(1,505)	(204)	(8)
Class R-3	62,291	4,574	34,614	2,585	(138,728)	(10,177)	(41,823)	(3,018)
Class R-4	66,756	4,837	42,066	3,118	(147,830)	(10,745)	(39,008)	(2,790)
Class R-5E	49,692	3,611	21,847	1,625	(70,003)	(5,102)	1,536	134
Class R-5	9,291	667	9,476	696	(26,500)	(1,891)	(7,733)	(528)
Class R-6	861,485	62,345	527,223	38,881	(1,809,023)	(130,666)	(420,315)	(29,440)
Total net increase (decrease)	$1,203,206	87,227	$784,645	58,015	$(2,540,897)	(184,052)	$(553,046)	(38,810)
Year ended October 31, 2024
Class A	$144,244	10,793	$71,757	5,554	$(410,069)	(30,716)	$(194,068)	(14,369)
Class C	7,253	554	2,755	217	(35,471)	(2,704)	(25,463)	(1,933)
Class T	—	—	—	—	—	—	—	—
Class F-1	4,229	316	1,472	115	(12,563)	(952)	(6,862)	(521)
Class F-2	32,571	2,468	4,619	358	(48,315)	(3,655)	(11,125)	(829)
Class F-3	4,883	366	795	61	(5,167)	(384)	511	43
Class R-1	760	58	209	16	(3,285)	(248)	(2,316)	(174)
Class R-2	67,575	5,158	11,789	928	(134,552)	(10,259)	(55,188)	(4,173)
Class R-2E	24,108	1,847	4,256	335	(54,807)	(4,208)	(26,443)	(2,026)
Class R-3	109,858	8,278	24,134	1,883	(268,985)	(20,285)	(134,993)	(10,124)
Class R-4	128,732	9,595	29,384	2,276	(301,984)	(22,515)	(143,868)	(10,644)
Class R-5E	80,498	6,031	15,241	1,185	(153,072)	(11,427)	(57,333)	(4,211)
Class R-5	16,830	1,246	7,172	551	(58,938)	(4,328)	(34,936)	(2,531)
Class R-6	1,794,119	133,094	364,637	28,114	(2,994,223)	(221,973)	(835,467)	(60,765)
Total net increase (decrease)	$2,415,660	179,804	$538,220	41,593	$(4,481,431)	(333,654)	$(1,527,551)	(112,257)
Refer to the end of the table(s) for footnote(s).

66	American Funds Target Date Retirement Series

2015 Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2025
Class A	$22,966	1,817	$40,702	3,309	$(79,640)	(6,328)	$(15,972)	(1,202)
Class C	972	78	858	71	(3,376)	(273)	(1,546)	(124)
Class T	—	—	—	—	—	—	—	—
Class F-1	2,543	199	724	60	(1,536)	(123)	1,731	136
Class F-2	4,655	373	2,505	204	(9,482)	(755)	(2,322)	(178)
Class F-3	2,287	177	441	36	(646)	(51)	2,082	162
Class R-1	277	23	211	17	(358)	(29)	130	11
Class R-2	10,189	823	5,954	491	(19,797)	(1,602)	(3,654)	(288)
Class R-2E	4,618	377	2,264	187	(4,896)	(399)	1,986	165
Class R-3	20,024	1,607	12,187	998	(49,021)	(3,915)	(16,810)	(1,310)
Class R-4	23,451	1,872	9,909	806	(35,616)	(2,836)	(2,256)	(158)
Class R-5E	14,475	1,151	5,211	426	(19,163)	(1,534)	523	43
Class R-5	2,981	236	3,503	283	(10,708)	(842)	(4,224)	(323)
Class R-6	313,024	24,948	166,079	13,480	(555,453)	(43,973)	(76,350)	(5,545)
Total net increase (decrease)	$422,462	33,681	$250,548	20,368	$(789,692)	(62,660)	$(116,682)	(8,611)
Year ended October 31, 2024
Class A	$53,726	4,384	$28,527	2,407	$(147,523)	(12,070)	$(65,270)	(5,279)
Class C	1,441	119	693	60	(9,964)	(828)	(7,830)	(649)
Class T	—	—	—	—	—	—	—	—
Class F-1	1,545	125	413	35	(2,108)	(177)	(150)	(17)
Class F-2	8,765	717	1,820	154	(14,408)	(1,177)	(3,823)	(306)
Class F-3	375	30	270	22	(1,148)	(93)	(503)	(41)
Class R-1	752	63	165	14	(2,294)	(185)	(1,377)	(108)
Class R-2	22,310	1,840	4,101	351	(48,836)	(4,056)	(22,425)	(1,865)
Class R-2E	8,798	742	1,534	131	(15,983)	(1,348)	(5,651)	(475)
Class R-3	39,511	3,245	8,706	740	(80,148)	(6,608)	(31,931)	(2,623)
Class R-4	36,490	2,972	7,937	670	(88,012)	(7,126)	(43,585)	(3,484)
Class R-5E	19,958	1,640	4,129	351	(44,967)	(3,656)	(20,880)	(1,665)
Class R-5	5,758	465	2,651	222	(16,870)	(1,378)	(8,461)	(691)
Class R-6	617,688	50,250	121,216	10,212	(947,588)	(77,002)	(208,684)	(16,540)
Total net increase (decrease)	$817,117	66,592	$182,162	15,369	$(1,419,849)	(115,704)	$(420,570)	(33,743)
Refer to the end of the table(s) for footnote(s).

American Funds Target Date Retirement Series	67

2010 Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2025
Class A	$21,625	1,800	$25,536	2,190	$(47,744)	(4,012)	$(583)	(22)
Class C	874	75	688	60	(3,687)	(314)	(2,125)	(179)
Class T	—	—	—	—	—	—	—	—
Class F-1	5,198	438	607	53	(2,767)	(238)	3,038	253
Class F-2	5,112	431	2,073	178	(7,510)	(633)	(325)	(24)
Class F-3	589	49	497	43	(770)	(64)	316	28
Class R-1	144	12	115	10	(500)	(43)	(241)	(21)
Class R-2	7,941	676	3,046	264	(11,437)	(973)	(450)	(33)
Class R-2E	6,430	553	1,896	165	(7,946)	(686)	380	32
Class R-3	28,593	2,399	7,639	659	(33,799)	(2,830)	2,433	228
Class R-4	21,804	1,836	8,824	757	(59,793)	(4,988)	(29,165)	(2,395)
Class R-5E	14,565	1,221	4,457	384	(19,128)	(1,591)	(106)	14
Class R-5	3,567	298	2,302	196	(7,231)	(603)	(1,362)	(109)
Class R-6	314,710	26,350	138,766	11,871	(503,142)	(42,047)	(49,666)	(3,826)
Total net increase (decrease)	$431,152	36,138	$196,446	16,830	$(705,454)	(59,022)	$(77,856)	(6,054)
Year ended October 31, 2024
Class A	$32,510	2,787	$18,459	1,639	$(104,172)	(8,980)	$(53,203)	(4,554)
Class C	1,923	167	536	48	(7,041)	(616)	(4,582)	(401)
Class T	—	—	—	—	—	—	—	—
Class F-1	2,506	208	351	31	(3,222)	(278)	(365)	(39)
Class F-2	8,066	697	1,605	143	(16,160)	(1,394)	(6,489)	(554)
Class F-3	1,385	118	343	31	(1,645)	(142)	83	7
Class R-1	424	36	69	6	(515)	(44)	(22)	(2)
Class R-2	13,859	1,212	2,229	201	(27,081)	(2,366)	(10,993)	(953)
Class R-2E	6,635	586	1,300	118	(11,197)	(985)	(3,262)	(281)
Class R-3	34,277	2,965	5,624	502	(66,302)	(5,727)	(26,401)	(2,260)
Class R-4	36,804	3,157	7,553	672	(77,525)	(6,664)	(33,168)	(2,835)
Class R-5E	17,955	1,527	3,429	306	(31,283)	(2,687)	(9,899)	(854)
Class R-5	4,868	414	1,944	171	(19,308)	(1,644)	(12,496)	(1,059)
Class R-6	623,654	53,235	99,065	8,774	(800,315)	(68,401)	(77,596)	(6,392)
Total net increase (decrease)	$784,866	67,109	$142,507	12,642	$(1,165,766)	(99,928)	$(238,393)	(20,177)
1
Includes exchanges between share classes of the fund.
2
Amount less than one thousand.
3
Commencement of operations.

68	American Funds Target Date Retirement Series

Financial highlights
2070 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
4/30/2025[6,7]	$10.84	$.07	$(.08 )	$(.01 )	$(.07 )	$— [8]	$(.07 )	$10.76	(.11 )%[9]	$21	.40%[10]	.40%[10]	.77%[10]	1.26%[10]
10/31/2024[6,7,11]	10.00	.03	.81	.84	—	—	—	10.84	8.40 [10]	5	.39 [10]	.39 [10]	.78 [10]	.63 [10]
Class C:
4/30/2025[6,7]	10.81	.02	(.06 )	(.04 )	(.05 )	— [8]	(.05 )	10.72	(.35 )[9]	1	1.08 [10]	1.08 [10]	1.45 [10]	.36 [10]
10/31/2024[6,7,11]	10.00	— [8]	.81	.81	—	—	—	10.81	8.10 [10,12]	— [13]	.92 [10,12]	.91 [10,12]	1.30 [10,12]	.08 [10,12]
Class T:
4/30/2025[6,7]	10.85	.10	(.09 )	.01	(.07 )	— [8]	(.07 )	10.79	.11 [9,12]	— [13]	.10 [10,12]	.10 [10,12]	.47 [10,12]	1.89 [10,12]
10/31/2024[6,7,11]	10.00	.05	.80	.85	—	—	—	10.85	8.50 [10,12]	— [13]	.09 [10,12]	.09 [10,12]	.48 [10,12]	.99 [10,12]
Class F-1:
4/30/2025[6,7]	10.85	.07	(.07 )	— [8]	(.07 )	— [8]	(.07 )	10.78	— [9,12,14]	— [13]	.21 [10,12]	.21 [10,12]	.58 [10,12]	1.37 [10,12]
10/31/2024[6,7,11]	10.00	.05	.80	.85	—	—	—	10.85	8.50 [10,12]	— [13]	.12 [10,12]	.11 [10,12]	.50 [10,12]	.97 [10,12]
Class F-2:
4/30/2025[6,7]	10.85	.07	(.06 )	.01	(.08 )	— [8]	(.08 )	10.78	.06 [9]	1	.08 [10]	.08 [10]	.45 [10]	1.37 [10]
10/31/2024[6,7,11]	10.00	.05	.80	.85	—	—	—	10.85	8.50 [10]	— [13]	.08 [10]	.07 [10]	.46 [10]	1.02 [10]
Class F-3:
4/30/2025[6,7]	10.86	.11	(.10 )	.01	(.08 )	— [8]	(.08 )	10.79	.07 [9,12]	— [13]	.01 [10,12]	.01 [10,12]	.38 [10,12]	1.98 [10,12]
10/31/2024[6,7,11]	10.00	.06	.80	.86	—	—	—	10.86	8.60 [10]	— [13]	.02 [10]	.01 [10]	.40 [10]	1.07 [10]
Class R-1:
4/30/2025[6,7]	10.85	.09	(.09 )	— [8]	(.07 )	— [8]	(.07 )	10.78	.01 [9,12]	— [13]	.28 [10,12]	.28 [10,12]	.65 [10,12]	1.61 [10,12]
10/31/2024[6,7,11]	10.00	.05	.80	.85	—	—	—	10.85	8.50 [10,12]	— [13]	.11 [10,12]	.10 [10,12]	.49 [10,12]	.98 [10,12]
Class R-2:
4/30/2025[6,7]	10.81	.03	(.08 )	(.05 )	(.04 )	— [8]	(.04 )	10.72	(.44 )[9]	9	1.15 [10]	1.15 [10]	1.52 [10]	.55 [10]
10/31/2024[6,7,11]	10.00	(.01 )	.82	.81	—	—	—	10.81	8.10 [10]	4	1.09 [10]	1.08 [10]	1.47 [10]	(.18 )[10]
Class R-2E:
4/30/2025[6,7]	10.82	.07	(.09 )	(.02 )	(.07 )	— [8]	(.07 )	10.73	(.23 )[9]	3	.80 [10]	.79 [10]	1.16 [10]	1.29 [10]
10/31/2024[6,7,11]	10.00	— [8]	.82	.82	—	—	—	10.82	8.20 [10]	— [13]	.79 [10]	.79 [10]	1.18 [10]	.02 [10]
Class R-3:
4/30/2025[6,7]	10.82	.05	(.07 )	(.02 )	(.06 )	— [8]	(.06 )	10.74	(.20 )[9]	16	.66 [10]	.66 [10]	1.03 [10]	.98 [10]
10/31/2024[6,7,11]	10.00	.01	.81	.82	—	—	—	10.82	8.20 [10]	5	.69 [10]	.69 [10]	1.08 [10]	.21 [10]
Class R-4:
4/30/2025[6,7]	10.84	.05	(.05 )	— [8]	(.07 )	— [8]	(.07 )	10.77	(.02 )[9]	9	.36 [10]	.36 [10]	.73 [10]	.89 [10]
10/31/2024[6,7,11]	10.00	.04	.80	.84	—	—	—	10.84	8.40 [10]	1	.38 [10]	.38 [10]	.77 [10]	.66 [10]
Class R-5E:
4/30/2025[6,7]	10.85	.08	(.08 )	— [8]	(.07 )	— [8]	(.07 )	10.78	.04 [9]	8	.16 [10]	.16 [10]	.53 [10]	1.48 [10]
10/31/2024[6,7,11]	10.00	.04	.81	.85	—	—	—	10.85	8.50 [10]	2	.17 [10]	.17 [10]	.56 [10]	.77 [10]
Class R-5:
4/30/2025[6,7]	10.85	.10	(.08 )	.02	(.08 )	— [8]	(.08 )	10.79	.16 [9]	2	.07 [10]	.06 [10]	.43 [10]	1.79 [10]
10/31/2024[6,7,11]	10.00	.03	.82	.85	—	—	—	10.85	8.50 [10]	1	.06 [10]	.06 [10]	.45 [10]	.63 [10]
Class R-6:
4/30/2025[6,7]	10.86	.08	(.07 )	.01	(.08 )	— [8]	(.08 )	10.79	.07 [9]	76	.01 [10]	.01 [10]	.38 [10]	1.55 [10]
10/31/2024[6,7,11]	10.00	.05	.81	.86	—	—	—	10.86	8.60 [10]	8	.01 [10]	.01 [10]	.40 [10]	.89 [10]
Refer to the end of the table(s) for footnote(s).

American Funds Target Date Retirement Series	69

Financial highlights (continued)
2065 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
4/30/2025[6,7]	$17.64	$.14	$(.15 )	$(.01 )	$(.15 )	$(.29 )	$(.44 )	$17.19	(.14 )%[9]	$417	.36%[10]	.36%[10]	.74%[10]	1.59%[10]
10/31/2024	13.71	.19	4.00	4.19	(.16 )	(.10 )	(.26 )	17.64	30.88	361.36		.36	.73	1.16
10/31/2023	13.07	.15	.97	1.12	(.07 )	(.41 )	(.48 )	13.71	8.67	194.39		.39	.77	1.05
10/31/2022	16.94	.11	(3.76)	(3.65)	(.09 )	(.13 )	(.22 )	13.07	(21.75)	104.39		.39	.76	.78
10/31/2021	12.66	.10	4.27	4.37	(.08 )	(.01 )	(.09 )	16.94	34.61	54.44		.40	.77	.60
10/31/2020[6,15]	10.00	.05	2.61	2.66	—	—	—	12.66	26.60 [9]	7	.60 [10]	.38 [10]	.75 [10]	.67 [10]
Class C:
4/30/2025[6,7]	17.36	.07	(.15 )	(.08 )	(.04 )	(.29 )	(.33 )	16.95	(.50 )[9]	30	1.10 [10]	1.10 [10]	1.48 [10]	.86 [10]
10/31/2024	13.52	.07	3.95	4.02	(.08 )	(.10 )	(.18 )	17.36	29.93	26	1.10	1.10	1.47	.43
10/31/2023	12.93	.04	.96	1.00	— [8]	(.41 )	(.41 )	13.52	7.91	14	1.10	1.10	1.48	.32
10/31/2022	16.80	.01	(3.73)	(3.72)	(.02 )	(.13 )	(.15 )	12.93	(22.33)	7	1.09	1.09	1.46	.07
10/31/2021	12.63	(.01 )	4.25	4.24	(.06 )	(.01 )	(.07 )	16.80	33.63	4	1.12	1.09	1.46	(.09 )
10/31/2020[6,15]	10.00	— [8]	2.63	2.63	—	—	—	12.63	26.30 [9]	— [13]	1.17 [10]	1.00 [10]	1.37 [10]	— [10,14]
Class T:
4/30/2025[6,7]	17.78	.17	(.17 )	— [8]	(.18 )	(.29 )	(.47 )	17.31	(.05 )[9,12]	— [13]	.10 [10,12]	.10 [10,12]	.48 [10,12]	1.90 [10,12]
10/31/2024	13.81	.25	4.02	4.27	(.20 )	(.10 )	(.30 )	17.78	31.25 [12]	— [13]	.10 [12]	.10 [12]	.47 [12]	1.52 [12]
10/31/2023	13.15	.21	.95	1.16	(.09 )	(.41 )	(.50 )	13.81	9.09 [12]	— [13]	.06 [12]	.06 [12]	.44 [12]	1.47 [12]
10/31/2022	17.01	.17	(3.79)	(3.62)	(.11 )	(.13 )	(.24 )	13.15	(21.57)[12]	— [13]	.08 [12]	.08 [12]	.45 [12]	1.14 [12]
10/31/2021	12.69	.16	4.27	4.43	(.10 )	(.01 )	(.11 )	17.01	35.01 [12]	— [13]	.24 [12]	.11 [12]	.48 [12]	1.02 [12]
10/31/2020[6,15]	10.00	.07	2.62	2.69	—	—	—	12.69	26.90 [9,12]	— [13]	.48 [10,12]	.02 [10,12]	.39 [10,12]	.94 [10,12]
Class F-1:
4/30/2025[6,7]	17.68	.13	(.15 )	(.02 )	(.14 )	(.29 )	(.43 )	17.23	(.17 )[9]	5	.38 [10]	.38 [10]	.76 [10]	1.52 [10]
10/31/2024	13.74	.19	4.01	4.20	(.16 )	(.10 )	(.26 )	17.68	30.84	4.37		.37	.74	1.18
10/31/2023	13.09	.15	.98	1.13	(.07 )	(.41 )	(.48 )	13.74	8.82	3.37		.37	.75	1.08
10/31/2022	16.96	.12	(3.78)	(3.66)	(.08 )	(.13 )	(.21 )	13.09	(21.83)	2.37		.37	.74	.81
10/31/2021	12.68	.11	4.27	4.38	(.09 )	(.01 )	(.10 )	16.96	34.73	1.42		.37	.74	.67
10/31/2020[6,15]	10.00	.06	2.62	2.68	—	—	—	12.68	26.70 [9]	— [13]	.47 [10]	.28 [10]	.65 [10]	.77 [10]
Class F-2:
4/30/2025[6,7]	17.76	.16	(.15 )	.01	(.19 )	(.29 )	(.48 )	17.29	(.04 )[9]	28	.10 [10]	.10 [10]	.48 [10]	1.83 [10]
10/31/2024	13.80	.24	4.01	4.25	(.19 )	(.10 )	(.29 )	17.76	31.19	24.10		.10	.47	1.43
10/31/2023	13.14	.19	.98	1.17	(.10 )	(.41 )	(.51 )	13.80	9.11	13.10		.10	.48	1.32
10/31/2022	17.01	.16	(3.78)	(3.62)	(.12 )	(.13 )	(.25 )	13.14	(21.59)	6.09		.09	.46	1.08
10/31/2021	12.69	.15	4.27	4.42	(.09 )	(.01 )	(.10 )	17.01	34.99	3.12		.10	.47	.91
10/31/2020[6,15]	10.00	.07	2.62	2.69	—	—	—	12.69	26.90 [9]	— [13]	.27 [10]	.03 [10]	.40 [10]	.86 [10]
Class F-3:
4/30/2025[6,7]	17.79	.16	(.14 )	.02	(.20 )	(.29 )	(.49 )	17.32	.03 [9]	1	.02 [10]	.02 [10]	.40 [10]	1.86 [10]
10/31/2024	13.82	.26	4.01	4.27	(.20 )	(.10 )	(.30 )	17.79	31.30	1.01		.01	.38	1.56
10/31/2023	13.16	.21	.96	1.17	(.10 )	(.41 )	(.51 )	13.82	9.17	1.01		.01	.39	1.48
10/31/2022	17.02	.17	(3.77)	(3.60)	(.13 )	(.13 )	(.26 )	13.16	(21.49)	— [13]	.01	.01	.38	1.18
10/31/2021	12.69	.17	4.27	4.44	(.10 )	(.01 )	(.11 )	17.02	35.09	— [13]	.10	.03	.40	1.08
10/31/2020[6,15]	10.00	.07	2.62	2.69	—	—	—	12.69	26.90 [9]	— [13]	.30 [10]	— [10,14]	.37 [10]	.99 [10]
Class R-1:
4/30/2025[6,7]	17.49	.07	(.14 )	(.07 )	(.01 )	(.29 )	(.30 )	17.12	(.50 )[9]	1	1.11 [10]	1.11 [10]	1.49 [10]	.84 [10]
10/31/2024	13.61	.08	3.96	4.04	(.06 )	(.10 )	(.16 )	17.49	29.92	1	1.09	1.09	1.46	.48
10/31/2023	13.01	.05	.96	1.01	—	(.41 )	(.41 )	13.61	7.93	1	1.09	1.09	1.47	.38
10/31/2022	16.91	.02	(3.76)	(3.74)	(.03 )	(.13 )	(.16 )	13.01	(22.34)	1	1.08	1.08	1.45	.14
10/31/2021	12.69	(.04 )	4.36	4.32	(.09 )	(.01 )	(.10 )	16.91	34.17	1	1.06	1.06	1.43	(.22 )
10/31/2020[6,15]	10.00	.07	2.62	2.69	—	—	—	12.69	26.90 [9,12]	— [13]	.45 [10,12]	.06 [10,12]	.43 [10,12]	.90 [10,12]
Refer to the end of the table(s) for footnote(s).

70	American Funds Target Date Retirement Series

Financial highlights (continued)
2065 Fund (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-2:
4/30/2025[6,7]	$17.36	$.07	$(.16 )	$(.09 )	$(.03 )	$(.29 )	$(.32 )	$16.95	(.54 )%[9]	$204	1.12%[10]	1.12%[10]	1.50%[10]	.86%[10]
10/31/2024	13.52	.07	3.95	4.02	(.08 )	(.10 )	(.18 )	17.36	29.95	189	1.10	1.10	1.47	.42
10/31/2023	12.93	.05	.95	1.00	—	(.41 )	(.41 )	13.52	7.90	103	1.11	1.11	1.49	.35
10/31/2022	16.78	.01	(3.73)	(3.72)	— [8]	(.13 )	(.13 )	12.93	(22.33)	60	1.11	1.11	1.48	.06
10/31/2021	12.61	(.01 )	4.24	4.23	(.05 )	(.01 )	(.06 )	16.78	33.62	38	1.17	1.12	1.49	(.05 )
10/31/2020[6,15]	10.00	— [8]	2.61	2.61	—	—	—	12.61	26.10 [9]	7	1.31 [10]	1.11 [10]	1.48 [10]	(.04 )[10]
Class R-2E:
4/30/2025[6,7]	17.50	.09	(.14 )	(.05 )	(.09 )	(.29 )	(.38 )	17.07	(.37 )[9]	28	.81 [10]	.81 [10]	1.19 [10]	1.07 [10]
10/31/2024	13.62	.12	3.98	4.10	(.12 )	(.10 )	(.22 )	17.50	30.35	22.80		.80	1.17	.74
10/31/2023	13.01	.09	.96	1.05	(.03 )	(.41 )	(.44 )	13.62	8.24	12.80		.80	1.18	.63
10/31/2022	16.87	.05	(3.75)	(3.70)	(.03 )	(.13 )	(.16 )	13.01	(22.12)	6.81		.81	1.18	.34
10/31/2021	12.64	.04	4.25	4.29	(.05 )	(.01 )	(.06 )	16.87	34.02	3.87		.82	1.19	.25
10/31/2020[6,15]	10.00	.02	2.62	2.64	—	—	—	12.64	26.40 [9]	1	1.01 [10]	.79 [10]	1.16 [10]	.27 [10]
Class R-3:
4/30/2025[6,7]	17.54	.11	(.15 )	(.04 )	(.10 )	(.29 )	(.39 )	17.11	(.27 )[9]	278	.66 [10]	.66 [10]	1.04 [10]	1.27 [10]
10/31/2024	13.65	.14	3.98	4.12	(.13 )	(.10 )	(.23 )	17.54	30.46	239.66		.66	1.03	.87
10/31/2023	13.03	.11	.96	1.07	(.04 )	(.41 )	(.45 )	13.65	8.40	128.66		.66	1.04	.78
10/31/2022	16.89	.07	(3.75)	(3.68)	(.05 )	(.13 )	(.18 )	13.03	(22.00)	67.66		.66	1.03	.51
10/31/2021	12.64	.05	4.27	4.32	(.06 )	(.01 )	(.07 )	16.89	34.29	39.72		.67	1.04	.34
10/31/2020[6,15]	10.00	.03	2.61	2.64	—	—	—	12.64	26.40 [9]	8	.91 [10]	.66 [10]	1.03 [10]	.45 [10]
Class R-4:
4/30/2025[6,7]	17.65	.14	(.14 )	— [8]	(.15 )	(.29 )	(.44 )	17.21	(.08 )[9]	169	.37 [10]	.37 [10]	.75 [10]	1.58 [10]
10/31/2024	13.72	.19	4.00	4.19	(.16 )	(.10 )	(.26 )	17.65	30.89	147.36		.36	.73	1.16
10/31/2023	13.08	.15	.97	1.12	(.07 )	(.41 )	(.48 )	13.72	8.76	78.36		.36	.74	1.09
10/31/2022	16.95	.12	(3.77)	(3.65)	(.09 )	(.13 )	(.22 )	13.08	(21.81)	42.36		.36	.73	.82
10/31/2021	12.67	.10	4.27	4.37	(.08 )	(.01 )	(.09 )	16.95	34.63	24.42		.38	.75	.65
10/31/2020[6,15]	10.00	.05	2.62	2.67	—	—	—	12.67	26.70 [9]	3	.57 [10]	.36 [10]	.73 [10]	.71 [10]
Class R-5E:
4/30/2025[6,7]	17.73	.16	(.15 )	.01	(.18 )	(.29 )	(.47 )	17.27	(.02 )[9]	162	.16 [10]	.16 [10]	.54 [10]	1.79 [10]
10/31/2024	13.78	.23	4.01	4.24	(.19 )	(.10 )	(.29 )	17.73	31.10	141.15		.15	.52	1.35
10/31/2023	13.13	.18	.97	1.15	(.09 )	(.41 )	(.50 )	13.78	9.00	69.16		.16	.54	1.27
10/31/2022	16.99	.14	(3.76)	(3.62)	(.11 )	(.13 )	(.24 )	13.13	(21.60)	32.16		.16	.53	1.01
10/31/2021	12.68	.14	4.27	4.41	(.09 )	(.01 )	(.10 )	16.99	34.90	16.22		.17	.54	.85
10/31/2020[6,15]	10.00	.07	2.61	2.68	—	—	—	12.68	26.80 [9]	3	.35 [10]	.17 [10]	.54 [10]	.99 [10]
Class R-5:
4/30/2025[6,7]	17.77	.17	(.15 )	.02	(.19 )	(.29 )	(.48 )	17.31	.05 [9]	50	.07 [10]	.07 [10]	.45 [10]	1.93 [10]
10/31/2024	13.80	.25	4.02	4.27	(.20 )	(.10 )	(.30 )	17.77	31.30	48.06		.06	.43	1.50
10/31/2023	13.15	.19	.97	1.16	(.10 )	(.41 )	(.51 )	13.80	9.05	25.06		.06	.44	1.38
10/31/2022	17.01	.16	(3.77)	(3.61)	(.12 )	(.13 )	(.25 )	13.15	(21.53)	13.06		.06	.43	1.11
10/31/2021	12.69	.16	4.26	4.42	(.09 )	(.01 )	(.10 )	17.01	34.99	7.12		.08	.45	.98
10/31/2020[6,15]	10.00	.08	2.61	2.69	—	—	—	12.69	26.90 [9]	1	.33 [10]	.07 [10]	.44 [10]	1.03 [10]
Class R-6:
4/30/2025[6,7]	17.79	.17	(.15 )	.02	(.20 )	(.29 )	(.49 )	17.32	.03 [9]	3,062	.02 [10]	.02 [10]	.40 [10]	1.91 [10]
10/31/2024	13.82	.24	4.03	4.27	(.20 )	(.10 )	(.30 )	17.79	31.30	2,456.01		.01	.38	1.46
10/31/2023	13.16	.20	.97	1.17	(.10 )	(.41 )	(.51 )	13.82	9.17	1,045.01		.01	.39	1.40
10/31/2022	17.02	.17	(3.77)	(3.60)	(.13 )	(.13 )	(.26 )	13.16	(21.49)	430.01		.01	.38	1.15
10/31/2021	12.69	.15	4.29	4.44	(.10 )	(.01 )	(.11 )	17.02	35.09	194.07		.03	.40	.95
10/31/2020[6,15]	10.00	.09	2.60	2.69	—	—	—	12.69	26.90 [9]	14	.18 [10]	.04 [10]	.41 [10]	1.16 [10]
Refer to the end of the table(s) for footnote(s).

American Funds Target Date Retirement Series	71

Financial highlights (continued)
2060 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
4/30/2025[6,7]	$18.12	$.15	$(.15 )	$— [8]	$(.16 )	$(.39 )	$(.55 )	$17.57	(0.12)%[9]	$1,206	.34%[10]	.72%[10]	1.63%[10]
10/31/2024	14.14	.21	4.10	4.31	(.18 )	(.15 )	(.33 )	18.12	30.87	1,154.35		.72	1.23
10/31/2023	13.81	.16	1.00	1.16	(.07 )	(.76 )	(.83 )	14.14	8.75	791.35		.73	1.14
10/31/2022	18.27	.14	(3.98)	(3.84)	(.13 )	(.49 )	(.62 )	13.81	(21.77)	604.34		.71	.88
10/31/2021	13.92	.13	4.62	4.75	(.09 )	(.31 )	(.40 )	18.27	34.65	619.34		.71	.77
10/31/2020	13.16	.15	1.05	1.20	(.10 )	(.34 )	(.44 )	13.92	9.25	363.38		.76	1.15
Class C:
4/30/2025[6,7]	17.67	.08	(.14 )	(.06 )	(.03 )	(.39 )	(.42 )	17.19	(0.42)[9]	106	1.08 [10]	1.46 [10]	.90 [10]
10/31/2024	13.81	.09	4.00	4.09	(.08 )	(.15 )	(.23 )	17.67	29.87	107	1.08	1.45	.52
10/31/2023	13.53	.06	.98	1.04	—	(.76 )	(.76 )	13.81	7.95	82	1.09	1.47	.41
10/31/2022	17.92	.02	(3.91)	(3.89)	(.01 )	(.49 )	(.50 )	13.53	(22.34)	67	1.08	1.45	.14
10/31/2021	13.68	.01	4.54	4.55	—	(.31 )	(.31 )	17.92	33.66	75	1.08	1.45	.04
10/31/2020	12.96	.06	1.02	1.08	(.02 )	(.34 )	(.36 )	13.68	8.43	49	1.11	1.49	.44
Class T:
4/30/2025[6,7]	18.23	.17	(.14 )	.03	(.20 )	(.39 )	(.59 )	17.67	0.05 [9,12]	— [13]	.09 [10,12]	.47 [10,12]	1.91 [10,12]
10/31/2024	14.23	.26	4.11	4.37	(.22 )	(.15 )	(.37 )	18.23	31.14 [12]	— [13]	.10 [12]	.47 [12]	1.52 [12]
10/31/2023	13.88	.22	1.00	1.22	(.11 )	(.76 )	(.87 )	14.23	9.12 [12]	— [13]	.06 [12]	.44 [12]	1.49 [12]
10/31/2022	18.34	.18	(3.99)	(3.81)	(.16 )	(.49 )	(.65 )	13.88	(21.55)[12]	— [13]	.08 [12]	.45 [12]	1.15 [12]
10/31/2021	13.97	.17	4.62	4.79	(.11 )	(.31 )	(.42 )	18.34	34.86 [12]	— [13]	.15 [12]	.52 [12]	.99 [12]
10/31/2020	13.20	.19	1.05	1.24	(.13 )	(.34 )	(.47 )	13.97	9.48 [12]	— [13]	.16 [12]	.54 [12]	1.45 [12]
Class F-1:
4/30/2025[6,7]	18.13	.14	(.15 )	(.01 )	(.14 )	(.39 )	(.53 )	17.59	(0.12)[9]	37	.38 [10]	.76 [10]	1.61 [10]
10/31/2024	14.14	.21	4.10	4.31	(.17 )	(.15 )	(.32 )	18.13	30.88	38.37		.74	1.26
10/31/2023	13.80	.17	.99	1.16	(.06 )	(.76 )	(.82 )	14.14	8.75	33.37		.75	1.15
10/31/2022	18.27	.13	(3.98)	(3.85)	(.13 )	(.49 )	(.62 )	13.80	(21.83)	30.38		.75	.84
10/31/2021	13.93	.12	4.62	4.74	(.09 )	(.31 )	(.40 )	18.27	34.57	31.37		.74	.73
10/31/2020	13.17	.15	1.05	1.20	(.10 )	(.34 )	(.44 )	13.93	9.24	15.38		.76	1.15
Class F-2:
4/30/2025[6,7]	18.27	.17	(.15 )	.02	(.20 )	(.39 )	(.59 )	17.70	— [9,14]	93	.10 [10]	.48 [10]	1.87 [10]
10/31/2024	14.25	.25	4.14	4.39	(.22 )	(.15 )	(.37 )	18.27	31.20	88.10		.47	1.48
10/31/2023	13.91	.20	1.00	1.20	(.10 )	(.76 )	(.86 )	14.25	9.01	58.10		.48	1.40
10/31/2022	18.39	.17	(3.99)	(3.82)	(.17 )	(.49 )	(.66 )	13.91	(21.57)	48.09		.46	1.12
10/31/2021	14.00	.17	4.65	4.82	(.12 )	(.31 )	(.43 )	18.39	35.02	55.09		.46	1.00
10/31/2020	13.23	.19	1.05	1.24	(.13 )	(.34 )	(.47 )	14.00	9.52	29.10		.48	1.41
Class F-3:
4/30/2025[6,7]	18.24	.18	(.15 )	.03	(.21 )	(.39 )	(.60 )	17.67	0.08 [9]	10	.01 [10]	.39 [10]	2.00 [10]
10/31/2024	14.23	.28	4.11	4.39	(.23 )	(.15 )	(.38 )	18.24	31.28	12.01		.38	1.64
10/31/2023	13.89	.20	1.02	1.22	(.12 )	(.76 )	(.88 )	14.23	9.13	10.01		.39	1.35
10/31/2022	18.36	.18	(3.98)	(3.80)	(.18 )	(.49 )	(.67 )	13.89	(21.49)	4.01		.38	1.20
10/31/2021	13.98	.18	4.64	4.82	(.13 )	(.31 )	(.44 )	18.36	35.08	3.01		.38	1.07
10/31/2020	13.21	.17	1.08	1.25	(.14 )	(.34 )	(.48 )	13.98	9.59	1.02		.40	1.27
Class R-1:
4/30/2025[6,7]	17.70	.08	(.14 )	(.06 )	(.03 )	(.39 )	(.42 )	17.22	(0.42)[9]	11	1.11 [10]	1.49 [10]	.86 [10]
10/31/2024	13.84	.09	4.01	4.10	(.09 )	(.15 )	(.24 )	17.70	29.87	10	1.10	1.47	.52
10/31/2023	13.56	.05	.99	1.04	—	(.76 )	(.76 )	13.84	7.94	7	1.11	1.49	.37
10/31/2022	17.98	.01	(3.92)	(3.91)	(.02 )	(.49 )	(.51 )	13.56	(22.36)	6	1.10	1.47	.09
10/31/2021	13.74	— [8]	4.56	4.56	(.01 )	(.31 )	(.32 )	17.98	33.60	6	1.11	1.48	(.01 )
10/31/2020	13.01	.04	1.04	1.08	(.01 )	(.34 )	(.35 )	13.74	8.40	3	1.14	1.52	.28
Refer to the end of the table(s) for footnote(s).

72	American Funds Target Date Retirement Series

Financial highlights (continued)
2060 Fund (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-2:
4/30/2025[6,7]	$17.65	$.08	$(.15 )	$(.07 )	$(.03 )	$(.39 )	$(.42 )	$17.16	(0.47)%[9]	$458	1.11%[10]	1.49%[10]	.87%[10]
10/31/2024	13.80	.08	4.00	4.08	(.08 )	(.15 )	(.23 )	17.65	29.83	450	1.10	1.47	.50
10/31/2023	13.52	.06	.98	1.04	—	(.76 )	(.76 )	13.80	7.96	326	1.11	1.49	.40
10/31/2022	17.91	.02	(3.92)	(3.90)	— [8]	(.49 )	(.49 )	13.52	(22.38)	269	1.11	1.48	.11
10/31/2021	13.68	— [8]	4.54	4.54	—	(.31 )	(.31 )	17.91	33.58	304	1.11	1.48	.02
10/31/2020	12.96	.06	1.02	1.08	(.02 )	(.34 )	(.36 )	13.68	8.42	204	1.12	1.50	.44
Class R-2E:
4/30/2025[6,7]	17.85	.10	(.14 )	(.04 )	(.08 )	(.39 )	(.47 )	17.34	(0.31)[9]	113	.81 [10]	1.19 [10]	1.14 [10]
10/31/2024	13.95	.13	4.04	4.17	(.12 )	(.15 )	(.27 )	17.85	30.24	107.80		1.17	.80
10/31/2023	13.63	.10	.99	1.09	(.01 )	(.76 )	(.77 )	13.95	8.27	76.81		1.19	.72
10/31/2022	18.05	.06	(3.94)	(3.88)	(.05 )	(.49 )	(.54 )	13.63	(22.14)	61.81		1.18	.42
10/31/2021	13.77	.05	4.58	4.63	(.04 )	(.31 )	(.35 )	18.05	34.05	68.81		1.18	.30
10/31/2020	13.04	.09	1.04	1.13	(.06 )	(.34 )	(.40 )	13.77	8.74	40.82		1.20	.71
Class R-3:
4/30/2025[6,7]	17.94	.12	(.15 )	(.03 )	(.10 )	(.39 )	(.49 )	17.42	(0.24)[9]	692	.66 [10]	1.04 [10]	1.31 [10]
10/31/2024	14.01	.16	4.06	4.22	(.14 )	(.15 )	(.29 )	17.94	30.47	661.65		1.02	.94
10/31/2023	13.68	.12	1.00	1.12	(.03 )	(.76 )	(.79 )	14.01	8.48	483.66		1.04	.84
10/31/2022	18.12	.09	(3.96)	(3.87)	(.08 )	(.49 )	(.57 )	13.68	(22.07)	368.66		1.03	.56
10/31/2021	13.82	.08	4.58	4.66	(.05 )	(.31 )	(.36 )	18.12	34.22	383.66		1.03	.45
10/31/2020	13.08	.11	1.04	1.15	(.07 )	(.34 )	(.41 )	13.82	8.91	236.67		1.05	.86
Class R-4:
4/30/2025[6,7]	18.13	.14	(.14 )	— [8]	(.15 )	(.39 )	(.54 )	17.59	(0.07)[9]	661	.36 [10]	.74 [10]	1.61 [10]
10/31/2024	14.15	.21	4.10	4.31	(.18 )	(.15 )	(.33 )	18.13	30.85	632.36		.73	1.23
10/31/2023	13.81	.16	1.01	1.17	(.07 )	(.76 )	(.83 )	14.15	8.78	438.36		.74	1.13
10/31/2022	18.27	.13	(3.98)	(3.85)	(.12 )	(.49 )	(.61 )	13.81	(21.79)	327.36		.73	.87
10/31/2021	13.92	.12	4.62	4.74	(.08 )	(.31 )	(.39 )	18.27	34.57	381.36		.73	.73
10/31/2020	13.16	.16	1.04	1.20	(.10 )	(.34 )	(.44 )	13.92	9.27	285.37		.75	1.17
Class R-5E:
4/30/2025[6,7]	18.18	.16	(.14 )	.02	(.19 )	(.39 )	(.58 )	17.62	0.01 [9]	448	.16 [10]	.54 [10]	1.81 [10]
10/31/2024	14.18	.24	4.12	4.36	(.21 )	(.15 )	(.36 )	18.18	31.15	421.15		.52	1.44
10/31/2023	13.85	.19	1.00	1.19	(.10 )	(.76 )	(.86 )	14.18	8.92	289.16		.54	1.33
10/31/2022	18.31	.16	(3.98)	(3.82)	(.15 )	(.49 )	(.64 )	13.85	(21.61)	207.16		.53	1.04
10/31/2021	13.95	.16	4.63	4.79	(.12 )	(.31 )	(.43 )	18.31	34.87	187.16		.53	.95
10/31/2020	13.18	.19	1.05	1.24	(.13 )	(.34 )	(.47 )	13.95	9.50	116.17		.55	1.41
Class R-5:
4/30/2025[6,7]	18.31	.17	(.15 )	.02	(.20 )	(.39 )	(.59 )	17.74	0.03 [9]	165	.06 [10]	.44 [10]	1.91 [10]
10/31/2024	14.28	.26	4.14	4.40	(.22 )	(.15 )	(.37 )	18.31	31.25	159.06		.43	1.55
10/31/2023	13.94	.21	1.00	1.21	(.11 )	(.76 )	(.87 )	14.28	9.03	113.06		.44	1.45
10/31/2022	18.42	.18	(4.00)	(3.82)	(.17 )	(.49 )	(.66 )	13.94	(21.51)	95.06		.43	1.16
10/31/2021	14.03	.18	4.65	4.83	(.13 )	(.31 )	(.44 )	18.42	34.97	106.06		.43	1.05
10/31/2020	13.25	.20	1.06	1.26	(.14 )	(.34 )	(.48 )	14.03	9.60	66.07		.45	1.51
Class R-6:
4/30/2025[6,7]	18.33	.18	(.15 )	.03	(.21 )	(.39 )	(.60 )	17.76	0.08 [9]	11,159	.01 [10]	.39 [10]	1.95 [10]
10/31/2024	14.30	.26	4.15	4.41	(.23 )	(.15 )	(.38 )	18.33	31.26	10,467.01		.38	1.54
10/31/2023	13.95	.21	1.02	1.23	(.12 )	(.76 )	(.88 )	14.30	9.16	6,309.01		.39	1.46
10/31/2022	18.44	.19	(4.01)	(3.82)	(.18 )	(.49 )	(.67 )	13.95	(21.51)	4,166.01		.38	1.20
10/31/2021	14.04	.19	4.65	4.84	(.13 )	(.31 )	(.44 )	18.44	35.07	3,763.01		.38	1.09
10/31/2020	13.26	.20	1.06	1.26	(.14 )	(.34 )	(.48 )	14.04	9.64	1,888.02		.40	1.48
Refer to the end of the table(s) for footnote(s).

American Funds Target Date Retirement Series	73

Financial highlights (continued)
2055 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
4/30/2025[6]	$26.68	$.22	$(.20 )	$.02	$(.25 )	$(.59 )	$(.84 )	$25.86	(0.01)%[9]	$1,784	.34%[10]	.71%[10]	1.66%[10]
10/31/2024	20.86	.31	6.03	6.34	(.28 )	(.24 )	(.52 )	26.68	30.76	1,742.34		.71	1.26
10/31/2023	20.52	.25	1.46	1.71	(.12 )	(1.25)	(1.37)	20.86	8.70	1,253.35		.72	1.16
10/31/2022	27.25	.21	(5.85)	(5.64)	(.17 )	(.92 )	(1.09)	20.52	(21.58)	1,023.33		.70	.89
10/31/2021	20.85	.20	6.90	7.10	(.15 )	(.55 )	(.70 )	27.25	34.62	1,143.33		.70	.79
10/31/2020	19.83	.24	1.58	1.82	(.17 )	(.63 )	(.80 )	20.85	9.27	752.35		.73	1.21
Class C:
4/30/2025[6]	25.87	.12	(.20 )	(.08 )	(.06 )	(.59 )	(.65 )	25.14	(0.38)[9]	114	1.07 [10]	1.44 [10]	.94 [10]
10/31/2024	20.26	.14	5.83	5.97	(.12 )	(.24 )	(.36 )	25.87	29.76	120	1.07	1.44	.56
10/31/2023	19.99	.09	1.43	1.52	—	(1.25)	(1.25)	20.26	7.92	97	1.08	1.45	.44
10/31/2022	26.59	.04	(5.72)	(5.68)	—	(.92 )	(.92 )	19.99	(22.15)	86	1.07	1.44	.16
10/31/2021	20.39	.01	6.75	6.76	(.01 )	(.55 )	(.56 )	26.59	33.59	103	1.07	1.44	.05
10/31/2020	19.42	.09	1.55	1.64	(.04 )	(.63 )	(.67 )	20.39	8.51	71	1.09	1.47	.48
Class T:
4/30/2025[6]	26.77	.26	(.20 )	.06	(.31 )	(.59 )	(.90 )	25.93	0.13 [9,12]	— [13]	.09 [10,12]	.46 [10,12]	1.94 [10,12]
10/31/2024	20.94	.38	6.03	6.41	(.34 )	(.24 )	(.58 )	26.77	31.03 [12]	— [13]	.10 [12]	.47 [12]	1.54 [12]
10/31/2023	20.58	.32	1.46	1.78	(.17 )	(1.25)	(1.42)	20.94	9.05 [12]	— [13]	.06 [12]	.43 [12]	1.51 [12]
10/31/2022	27.30	.27	(5.85)	(5.58)	(.22 )	(.92 )	(1.14)	20.58	(21.36)[12]	— [13]	.08 [12]	.45 [12]	1.16 [12]
10/31/2021	20.89	.25	6.89	7.14	(.18 )	(.55 )	(.73 )	27.30	34.80 [12]	— [13]	.14 [12]	.51 [12]	1.00 [12]
10/31/2020	19.85	.29	1.58	1.87	(.20 )	(.63 )	(.83 )	20.89	9.56 [12]	— [13]	.15 [12]	.53 [12]	1.46 [12]
Class F-1:
4/30/2025[6]	26.48	.21	(.20 )	.01	(.24 )	(.59 )	(.83 )	25.66	(0.04)[9]	72	.37 [10]	.74 [10]	1.62 [10]
10/31/2024	20.71	.31	5.97	6.28	(.27 )	(.24 )	(.51 )	26.48	30.71	69.37		.74	1.24
10/31/2023	20.37	.25	1.44	1.69	(.10 )	(1.25)	(1.35)	20.71	8.69	51.37		.74	1.16
10/31/2022	27.06	.20	(5.80)	(5.60)	(.17 )	(.92 )	(1.09)	20.37	(21.61)	46.38		.75	.86
10/31/2021	20.73	.19	6.84	7.03	(.15 )	(.55 )	(.70 )	27.06	34.49	56.37		.74	.74
10/31/2020	19.71	.23	1.58	1.81	(.16 )	(.63 )	(.79 )	20.73	9.30	34.37		.75	1.17
Class F-2:
4/30/2025[6]	26.75	.25	(.20 )	.05	(.31 )	(.59 )	(.90 )	25.90	0.10 [9]	105	.10 [10]	.47 [10]	1.90 [10]
10/31/2024	20.91	.38	6.03	6.41	(.33 )	(.24 )	(.57 )	26.75	31.08	101.10		.47	1.51
10/31/2023	20.57	.30	1.46	1.76	(.17 )	(1.25)	(1.42)	20.91	8.94	71.10		.47	1.42
10/31/2022	27.30	.26	(5.84)	(5.58)	(.23 )	(.92 )	(1.15)	20.57	(21.36)	56.09		.46	1.13
10/31/2021	20.89	.26	6.90	7.16	(.20 )	(.55 )	(.75 )	27.30	34.89	58.09		.46	1.02
10/31/2020	19.85	.29	1.59	1.88	(.21 )	(.63 )	(.84 )	20.89	9.61	33.10		.48	1.47
Class F-3:
4/30/2025[6]	26.82	.27	(.20 )	.07	(.33 )	(.59 )	(.92 )	25.97	0.18 [9]	16	.01 [10]	.38 [10]	2.01 [10]
10/31/2024	20.97	.40	6.04	6.44	(.35 )	(.24 )	(.59 )	26.82	31.14	16.01		.38	1.61
10/31/2023	20.61	.33	1.46	1.79	(.18 )	(1.25)	(1.43)	20.97	9.13	12.01		.38	1.53
10/31/2022	27.36	.28	(5.86)	(5.58)	(.25 )	(.92 )	(1.17)	20.61	(21.33)	10.01		.38	1.22
10/31/2021	20.93	.28	6.91	7.19	(.21 )	(.55 )	(.76 )	27.36	35.00	12.01		.38	1.10
10/31/2020	19.89	.31	1.59	1.90	(.23 )	(.63 )	(.86 )	20.93	9.67	7.01		.39	1.57
Class R-1:
4/30/2025[6]	25.68	.11	(.19 )	(.08 )	(.06 )	(.59 )	(.65 )	24.95	(0.38)[9]	14	1.11 [10]	1.48 [10]	.90 [10]
10/31/2024	20.11	.12	5.81	5.93	(.12 )	(.24 )	(.36 )	25.68	29.78	14	1.10	1.47	.51
10/31/2023	19.86	.08	1.42	1.50	—	(1.25)	(1.25)	20.11	7.87	11	1.10	1.47	.41
10/31/2022	26.43	.03	(5.68)	(5.65)	—	(.92 )	(.92 )	19.86	(22.17)	9	1.10	1.47	.13
10/31/2021	20.31	— [8]	6.72	6.72	(.05 )	(.55 )	(.60 )	26.43	33.58	11	1.11	1.48	.01
10/31/2020	19.34	.08	1.54	1.62	(.02 )	(.63 )	(.65 )	20.31	8.44	5	1.14	1.52	.42
Refer to the end of the table(s) for footnote(s).

74	American Funds Target Date Retirement Series

Financial highlights (continued)
2055 Fund (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-2:
4/30/2025[6]	$25.74	$.11	$(.19 )	$(.08 )	$(.06 )	$(.59 )	$(.65 )	$25.01	(0.38)%[9]	$727	1.11%[10]	1.48%[10]	.90%[10]
10/31/2024	20.16	.13	5.82	5.95	(.13 )	(.24 )	(.37 )	25.74	29.76	734	1.10	1.47	.52
10/31/2023	19.90	.09	1.42	1.51	—	(1.25)	(1.25)	20.16	7.90	559	1.11	1.48	.42
10/31/2022	26.49	.03	(5.70)	(5.67)	—	(.92 )	(.92 )	19.90	(22.20)	488	1.11	1.48	.13
10/31/2021	20.32	.01	6.71	6.72	— [8]	(.55 )	(.55 )	26.49	33.53	601	1.10	1.47	.03
10/31/2020	19.35	.09	1.54	1.63	(.03 )	(.63 )	(.66 )	20.32	8.49	438	1.12	1.50	.48
Class R-2E:
4/30/2025[6]	26.06	.15	(.19 )	(.04 )	(.13 )	(.59 )	(.72 )	25.30	(0.23)[9]	173	.81 [10]	1.18 [10]	1.17 [10]
10/31/2024	20.41	.21	5.87	6.08	(.19 )	(.24 )	(.43 )	26.06	30.11	169.81		1.18	.86
10/31/2023	20.09	.15	1.43	1.58	(.01 )	(1.25)	(1.26)	20.41	8.22	135.81		1.18	.74
10/31/2022	26.71	.10	(5.74)	(5.64)	(.06 )	(.92 )	(.98 )	20.09	(21.95)	117.81		1.18	.42
10/31/2021	20.47	.08	6.77	6.85	(.06 )	(.55 )	(.61 )	26.71	33.96	144.81		1.18	.32
10/31/2020	19.50	.15	1.55	1.70	(.10 )	(.63 )	(.73 )	20.47	8.79	98.81		1.19	.75
Class R-3:
4/30/2025[6]	26.26	.17	(.20 )	(.03 )	(.17 )	(.59 )	(.76 )	25.47	(0.19)[9]	1,135	.66 [10]	1.03 [10]	1.35 [10]
10/31/2024	20.55	.23	5.94	6.17	(.22 )	(.24 )	(.46 )	26.26	30.34	1,119.65		1.02	.96
10/31/2023	20.22	.18	1.45	1.63	(.05 )	(1.25)	(1.30)	20.55	8.40	828.66		1.03	.86
10/31/2022	26.87	.13	(5.77)	(5.64)	(.09 )	(.92 )	(1.01)	20.22	(21.83)	701.66		1.03	.57
10/31/2021	20.59	.12	6.79	6.91	(.08 )	(.55 )	(.63 )	26.87	34.11	823.66		1.03	.47
10/31/2020	19.59	.18	1.56	1.74	(.11 )	(.63 )	(.74 )	20.59	8.98	578.67		1.05	.91
Class R-4:
4/30/2025[6]	26.63	.21	(.19 )	.02	(.24 )	(.59 )	(.83 )	25.82	— [9,14]	1,138	.36 [10]	.73 [10]	1.63 [10]
10/31/2024	20.83	.31	6.01	6.32	(.28 )	(.24 )	(.52 )	26.63	30.71	1,145.36		.73	1.26
10/31/2023	20.48	.25	1.46	1.71	(.11 )	(1.25)	(1.36)	20.83	8.71	855.36		.73	1.16
10/31/2022	27.19	.20	(5.83)	(5.63)	(.16 )	(.92 )	(1.08)	20.48	(21.59)	710.36		.73	.88
10/31/2021	20.81	.19	6.87	7.06	(.13 )	(.55 )	(.68 )	27.19	34.50	925.36		.73	.75
10/31/2020	19.78	.24	1.59	1.83	(.17 )	(.63 )	(.80 )	20.81	9.34	804.36		.74	1.22
Class R-5E:
4/30/2025[6]	26.63	.24	(.20 )	.04	(.29 )	(.59 )	(.88 )	25.79	0.09 [9]	673	.16 [10]	.53 [10]	1.84 [10]
10/31/2024	20.82	.36	6.01	6.37	(.32 )	(.24 )	(.56 )	26.63	31.00	641.15		.52	1.45
10/31/2023	20.48	.29	1.45	1.74	(.15 )	(1.25)	(1.40)	20.82	8.91	465.16		.53	1.36
10/31/2022	27.19	.25	(5.83)	(5.58)	(.21 )	(.92 )	(1.13)	20.48	(21.43)	372.15		.52	1.07
10/31/2021	20.81	.24	6.88	7.12	(.19 )	(.55 )	(.74 )	27.19	34.81	403.16		.53	.96
10/31/2020	19.78	.29	1.57	1.86	(.20 )	(.63 )	(.83 )	20.81	9.53	291.16		.54	1.46
Class R-5:
4/30/2025[6]	27.02	.26	(.20 )	.06	(.32 )	(.59 )	(.91 )	26.17	0.13 [9]	319	.06 [10]	.43 [10]	1.94 [10]
10/31/2024	21.12	.40	6.08	6.48	(.34 )	(.24 )	(.58 )	27.02	31.10	316.06		.43	1.59
10/31/2023	20.75	.32	1.47	1.79	(.17 )	(1.25)	(1.42)	21.12	9.05	246.06		.43	1.48
10/31/2022	27.54	.27	(5.90)	(5.63)	(.24 )	(.92 )	(1.16)	20.75	(21.38)	220.06		.43	1.16
10/31/2021	21.06	.27	6.96	7.23	(.20 )	(.55 )	(.75 )	27.54	34.97	294.06		.43	1.07
10/31/2020	20.00	.32	1.59	1.91	(.22 )	(.63 )	(.85 )	21.06	9.66	203.06		.44	1.60
Class R-6:
4/30/2025[6]	27.07	.26	(.20 )	.06	(.33 )	(.59 )	(.92 )	26.21	0.14 [9]	18,099	.01 [10]	.38 [10]	1.98 [10]
10/31/2024	21.15	.40	6.11	6.51	(.35 )	(.24 )	(.59 )	27.07	31.21	17,493.01		.38	1.57
10/31/2023	20.79	.32	1.47	1.79	(.18 )	(1.25)	(1.43)	21.15	9.04	11,403.01		.38	1.49
10/31/2022	27.58	.28	(5.90)	(5.62)	(.25 )	(.92 )	(1.17)	20.79	(21.30)	8,298.01		.38	1.21
10/31/2021	21.09	.28	6.97	7.25	(.21 )	(.55 )	(.76 )	27.58	35.03	8,209.01		.38	1.10
10/31/2020	20.03	.31	1.61	1.92	(.23 )	(.63 )	(.86 )	21.09	9.70	4,709.01		.39	1.51
Refer to the end of the table(s) for footnote(s).

American Funds Target Date Retirement Series	75

Financial highlights (continued)
2050 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
4/30/2025[6,7]	$21.24	$.19	$(.12 )	$.07	$(.22 )	$(.47 )	$(.69 )	$20.62	0.25%[9]	$2,614	.33%[10]	.69%[10]	1.82%[10]
10/31/2024	16.67	.27	4.74	5.01	(.24 )	(.20 )	(.44 )	21.24	30.43	2,576.34		.70	1.38
10/31/2023	16.47	.21	1.11	1.32	(.12 )	(1.00)	(1.12)	16.67	8.37	1,921.34		.71	1.26
10/31/2022	21.72	.18	(4.53)	(4.35)	(.15 )	(.75 )	(.90 )	16.47	(20.90)	1,654.33		.70	.96
10/31/2021	16.67	.16	5.48	5.64	(.12 )	(.47 )	(.59 )	21.72	34.41	1,931.33		.69	.82
10/31/2020	15.88	.20	1.27	1.47	(.14 )	(.54 )	(.68 )	16.67	9.36	1,334.34		.72	1.24
Class C:
4/30/2025[6,7]	20.56	.11	(.12 )	(.01 )	(.07 )	(.47 )	(.54 )	20.01	(0.12)[9]	163	1.07 [10]	1.43 [10]	1.10 [10]
10/31/2024	16.15	.13	4.59	4.72	(.11 )	(.20 )	(.31 )	20.56	29.51	172	1.07	1.43	.67
10/31/2023	15.99	.09	1.07	1.16	—	(1.00)	(1.00)	16.15	7.55	142	1.08	1.45	.53
10/31/2022	21.12	.04	(4.41)	(4.37)	(.01 )	(.75 )	(.76 )	15.99	(21.48)	133	1.07	1.44	.22
10/31/2021	16.25	.01	5.33	5.34	— [8]	(.47 )	(.47 )	21.12	33.36	160	1.07	1.43	.07
10/31/2020	15.51	.08	1.24	1.32	(.04 )	(.54 )	(.58 )	16.25	8.57	113	1.09	1.47	.48
Class T:
4/30/2025[6,7]	21.31	.22	(.13 )	.09	(.27 )	(.47 )	(.74 )	20.66	0.34 [9,12]	— [13]	.09 [10,12]	.45 [10,12]	2.09 [10,12]
10/31/2024	16.73	.33	4.74	5.07	(.29 )	(.20 )	(.49 )	21.31	30.72 [12]	— [13]	.10 [12]	.46 [12]	1.64 [12]
10/31/2023	16.51	.27	1.11	1.38	(.16 )	(1.00)	(1.16)	16.73	8.76 [12]	— [13]	.06 [12]	.43 [12]	1.59 [12]
10/31/2022	21.76	.23	(4.54)	(4.31)	(.19 )	(.75 )	(.94 )	16.51	(20.72)[12]	— [13]	.08 [12]	.45 [12]	1.23 [12]
10/31/2021	16.70	.20	5.48	5.68	(.15 )	(.47 )	(.62 )	21.76	34.61 [12]	— [13]	.14 [12]	.50 [12]	1.02 [12]
10/31/2020	15.90	.23	1.28	1.51	(.17 )	(.54 )	(.71 )	16.70	9.62 [12]	— [13]	.15 [12]	.53 [12]	1.46 [12]
Class F-1:
4/30/2025[6,7]	21.06	.18	(.13 )	.05	(.21 )	(.47 )	(.68 )	20.43	0.18 [9]	103	.37 [10]	.73 [10]	1.77 [10]
10/31/2024	16.53	.26	4.70	4.96	(.23 )	(.20 )	(.43 )	21.06	30.40	102.37		.73	1.33
10/31/2023	16.33	.21	1.10	1.31	(.11 )	(1.00)	(1.11)	16.53	8.38	76.37		.74	1.25
10/31/2022	21.55	.17	(4.49)	(4.32)	(.15 )	(.75 )	(.90 )	16.33	(20.95)	73.38		.75	.92
10/31/2021	16.56	.15	5.43	5.58	(.12 )	(.47 )	(.59 )	21.55	34.28	86.37		.73	.76
10/31/2020	15.78	.19	1.27	1.46	(.14 )	(.54 )	(.68 )	16.56	9.35	49.37		.75	1.18
Class F-2:
4/30/2025[6,7]	21.27	.21	(.12 )	.09	(.27 )	(.47 )	(.74 )	20.62	0.34 [9]	155	.10 [10]	.46 [10]	2.04 [10]
10/31/2024	16.69	.32	4.74	5.06	(.28 )	(.20 )	(.48 )	21.27	30.75	148.10		.46	1.61
10/31/2023	16.49	.26	1.10	1.36	(.16 )	(1.00)	(1.16)	16.69	8.63	107.10		.47	1.50
10/31/2022	21.74	.22	(4.52)	(4.30)	(.20 )	(.75 )	(.95 )	16.49	(20.70)	88.09		.46	1.20
10/31/2021	16.68	.21	5.48	5.69	(.16 )	(.47 )	(.63 )	21.74	34.74	97.09		.45	1.05
10/31/2020	15.89	.23	1.28	1.51	(.18 )	(.54 )	(.72 )	16.68	9.61	60.09		.47	1.46
Class F-3:
4/30/2025[6,7]	21.34	.21	(.10 )	.11	(.29 )	(.47 )	(.76 )	20.69	0.42 [9]	23	.01 [10]	.37 [10]	2.05 [10]
10/31/2024	16.75	.34	4.75	5.09	(.30 )	(.20 )	(.50 )	21.34	30.81	18.01		.37	1.71
10/31/2023	16.54	.27	1.11	1.38	(.17 )	(1.00)	(1.17)	16.75	8.77	14.01		.38	1.61
10/31/2022	21.80	.24	(4.53)	(4.29)	(.22 )	(.75 )	(.97 )	16.54	(20.63)	13.01		.38	1.28
10/31/2021	16.73	.22	5.49	5.71	(.17 )	(.47 )	(.64 )	21.80	34.78	12.01		.37	1.07
10/31/2020	15.93	.30	1.23	1.53	(.19 )	(.54 )	(.73 )	16.73	9.74	4.01		.39	1.87
Class R-1:
4/30/2025[6,7]	20.53	.11	(.12 )	(.01 )	(.07 )	(.47 )	(.54 )	19.98	(0.13)[9]	22	1.10 [10]	1.46 [10]	1.07 [10]
10/31/2024	16.14	.12	4.58	4.70	(.11 )	(.20 )	(.31 )	20.53	29.41	22	1.10	1.46	.64
10/31/2023	15.98	.08	1.08	1.16	—	(1.00)	(1.00)	16.14	7.56	18	1.10	1.47	.50
10/31/2022	21.11	.04	(4.42)	(4.38)	— [8]	(.75 )	(.75 )	15.98	(21.52)	16	1.10	1.47	.20
10/31/2021	16.24	.01	5.34	5.35	(.01 )	(.47 )	(.48 )	21.11	33.40	21	1.11	1.47	.05
10/31/2020	15.49	.07	1.23	1.30	(.01 )	(.54 )	(.55 )	16.24	8.46	14	1.14	1.52	.44
Refer to the end of the table(s) for footnote(s).

76	American Funds Target Date Retirement Series

Financial highlights (continued)
2050 Fund (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-2:
4/30/2025[6,7]	$20.53	$.11	$(.13 )	$(.02 )	$(.07 )	$(.47 )	$(.54 )	$19.97	(0.16)%[9]	$1,021	1.11%[10]	1.47%[10]	1.05%[10]
10/31/2024	16.14	.12	4.58	4.70	(.11 )	(.20 )	(.31 )	20.53	29.42	1,027	1.10	1.46	.63
10/31/2023	15.97	.08	1.09	1.17	—	(1.00)	(1.00)	16.14	7.62	799	1.11	1.48	.51
10/31/2022	21.10	.04	(4.42)	(4.38)	—	(.75 )	(.75 )	15.97	(21.54)	726	1.11	1.48	.19
10/31/2021	16.23	.01	5.33	5.34	— [8]	(.47 )	(.47 )	21.10	33.36	902	1.10	1.46	.06
10/31/2020	15.49	.07	1.24	1.31	(.03 )	(.54 )	(.57 )	16.23	8.52	680	1.11	1.49	.48
Class R-2E:
4/30/2025[6,7]	20.73	.14	(.13 )	.01	(.13 )	(.47 )	(.60 )	20.14	(0.03)[9]	254	.81 [10]	1.17 [10]	1.33 [10]
10/31/2024	16.29	.19	4.62	4.81	(.17 )	(.20 )	(.37 )	20.73	29.82	245.81		1.17	.97
10/31/2023	16.10	.14	1.09	1.23	(.04 )	(1.00)	(1.04)	16.29	7.93	201.81		1.18	.82
10/31/2022	21.26	.09	(4.44)	(4.35)	(.06 )	(.75 )	(.81 )	16.10	(21.30)	180.81		1.18	.49
10/31/2021	16.34	.07	5.36	5.43	(.04 )	(.47 )	(.51 )	21.26	33.77	229.81		1.17	.34
10/31/2020	15.59	.12	1.25	1.37	(.08 )	(.54 )	(.62 )	16.34	8.85	163.81		1.19	.77
Class R-3:
4/30/2025[6,7]	20.88	.15	(.12 )	.03	(.15 )	(.47 )	(.62 )	20.29	0.07 [9]	1,561	.66 [10]	1.02 [10]	1.50 [10]
10/31/2024	16.40	.21	4.66	4.87	(.19 )	(.20 )	(.39 )	20.88	30.02	1,568.65		1.01	1.08
10/31/2023	16.21	.16	1.09	1.25	(.06 )	(1.00)	(1.06)	16.40	8.06	1,286.66		1.03	.95
10/31/2022	21.40	.12	(4.47)	(4.35)	(.09 )	(.75 )	(.84 )	16.21	(21.19)	1,127.66		1.03	.64
10/31/2021	16.44	.10	5.40	5.50	(.07 )	(.47 )	(.54 )	21.40	33.97	1,362.66		1.02	.50
10/31/2020	15.68	.15	1.24	1.39	(.09 )	(.54 )	(.63 )	16.44	8.98	1,017.66		1.04	.93
Class R-4:
4/30/2025[6,7]	21.19	.19	(.13 )	.06	(.21 )	(.47 )	(.68 )	20.57	0.22 [9]	1,511	.36 [10]	.72 [10]	1.80 [10]
10/31/2024	16.63	.27	4.73	5.00	(.24 )	(.20 )	(.44 )	21.19	30.43	1,541.36		.72	1.38
10/31/2023	16.43	.21	1.10	1.31	(.11 )	(1.00)	(1.11)	16.63	8.33	1,241.36		.73	1.25
10/31/2022	21.66	.18	(4.52)	(4.34)	(.14 )	(.75 )	(.89 )	16.43	(20.90)	1,082.36		.73	.95
10/31/2021	16.62	.15	5.46	5.61	(.10 )	(.47 )	(.57 )	21.66	34.35	1,482.36		.72	.77
10/31/2020	15.84	.20	1.26	1.46	(.14 )	(.54 )	(.68 )	16.62	9.32	1,306.36		.74	1.23
Class R-5E:
4/30/2025[6,7]	21.19	.21	(.12 )	.09	(.26 )	(.47 )	(.73 )	20.55	0.34 [9]	978	.16 [10]	.52 [10]	2.00 [10]
10/31/2024	16.63	.31	4.72	5.03	(.27 )	(.20 )	(.47 )	21.19	30.67	952.15		.51	1.55
10/31/2023	16.43	.25	1.10	1.35	(.15 )	(1.00)	(1.15)	16.63	8.59	693.16		.53	1.45
10/31/2022	21.67	.21	(4.51)	(4.30)	(.19 )	(.75 )	(.94 )	16.43	(20.79)	584.15		.52	1.13
10/31/2021	16.63	.20	5.46	5.66	(.15 )	(.47 )	(.62 )	21.67	34.65	635.15		.51	.99
10/31/2020	15.84	.23	1.27	1.50	(.17 )	(.54 )	(.71 )	16.63	9.58	500.16		.54	1.47
Class R-5:
4/30/2025[6,7]	21.52	.22	(.12 )	.10	(.28 )	(.47 )	(.75 )	20.87	0.37 [9]	406	.06 [10]	.42 [10]	2.10 [10]
10/31/2024	16.88	.34	4.79	5.13	(.29 )	(.20 )	(.49 )	21.52	30.80	406.06		.42	1.70
10/31/2023	16.66	.27	1.11	1.38	(.16 )	(1.00)	(1.16)	16.88	8.70	327.06		.43	1.57
10/31/2022	21.96	.23	(4.57)	(4.34)	(.21 )	(.75 )	(.96 )	16.66	(20.70)	315.06		.43	1.24
10/31/2021	16.84	.22	5.53	5.75	(.16 )	(.47 )	(.63 )	21.96	34.79	434.06		.42	1.10
10/31/2020	16.03	.26	1.27	1.53	(.18 )	(.54 )	(.72 )	16.84	9.68	317.06		.44	1.61
Class R-6:
4/30/2025[6,7]	21.44	.23	(.13 )	.10	(.29 )	(.47 )	(.76 )	20.78	0.37 [9]	25,273	.01 [10]	.37 [10]	2.14 [10]
10/31/2024	16.82	.34	4.78	5.12	(.30 )	(.20 )	(.50 )	21.44	30.86	24,842.01		.37	1.68
10/31/2023	16.61	.27	1.11	1.38	(.17 )	(1.00)	(1.17)	16.82	8.73	16,836.01		.38	1.58
10/31/2022	21.89	.24	(4.55)	(4.31)	(.22 )	(.75 )	(.97 )	16.61	(20.64)	13,000.01		.38	1.28
10/31/2021	16.79	.23	5.51	5.74	(.17 )	(.47 )	(.64 )	21.89	34.84	13,630.01		.37	1.12
10/31/2020	15.98	.25	1.29	1.54	(.19 )	(.54 )	(.73 )	16.79	9.76	8,138.01		.39	1.53
Refer to the end of the table(s) for footnote(s).

American Funds Target Date Retirement Series	77

Financial highlights (continued)
2045 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
4/30/2025[6,7]	$21.58	$.21	$(.11 )	$.10	$(.25 )	$(.46 )	$(.71 )	$20.97	0.39%[9]	$2,850	.33%[10]	.69%[10]	1.95%[10]
10/31/2024	17.00	.30	4.74	5.04	(.26 )	(.20 )	(.46 )	21.58	30.08	2,825.34		.70	1.47
10/31/2023	16.80	.24	1.05	1.29	(.14 )	(.95 )	(1.09)	17.00	8.01	2,120.34		.70	1.35
10/31/2022	21.99	.20	(4.41)	(4.21)	(.15 )	(.83 )	(.98 )	16.80	(20.08)	1,843.33		.69	1.06
10/31/2021	16.96	.18	5.46	5.64	(.14 )	(.47 )	(.61 )	21.99	33.82	2,142.32		.68	.89
10/31/2020	16.20	.21	1.25	1.46	(.16 )	(.54 )	(.70 )	16.96	9.14	1,507.34		.72	1.29
Class C:
4/30/2025[6,7]	20.93	.13	(.12 )	.01	(.09 )	(.46 )	(.55 )	20.39	— [9,14]	164	1.07 [10]	1.43 [10]	1.23 [10]
10/31/2024	16.51	.15	4.60	4.75	(.13 )	(.20 )	(.33 )	20.93	29.09	173	1.07	1.43	.76
10/31/2023	16.33	.11	1.03	1.14	(.01 )	(.95 )	(.96 )	16.51	7.26	146	1.08	1.44	.62
10/31/2022	21.41	.06	(4.30)	(4.24)	(.01 )	(.83 )	(.84 )	16.33	(20.67)	138	1.07	1.43	.32
10/31/2021	16.55	.03	5.32	5.35	(.02 )	(.47 )	(.49 )	21.41	32.80	166	1.07	1.43	.15
10/31/2020	15.83	.09	1.22	1.31	(.05 )	(.54 )	(.59 )	16.55	8.39	117	1.09	1.47	.55
Class T:
4/30/2025[6,7]	21.64	.24	(.11 )	.13	(.30 )	(.46 )	(.76 )	21.01	0.53 [9,12]	— [13]	.09 [10,12]	.45 [10,12]	2.23 [10,12]
10/31/2024	17.05	.35	4.75	5.10	(.31 )	(.20 )	(.51 )	21.64	30.39 [12]	— [13]	.09 [12]	.45 [12]	1.74 [12]
10/31/2023	16.84	.29	1.05	1.34	(.18 )	(.95 )	(1.13)	17.05	8.34 [12]	— [13]	.06 [12]	.42 [12]	1.68 [12]
10/31/2022	22.03	.25	(4.42)	(4.17)	(.19 )	(.83 )	(1.02)	16.84	(19.90)[12]	— [13]	.08 [12]	.44 [12]	1.32 [12]
10/31/2021	16.98	.22	5.47	5.69	(.17 )	(.47 )	(.64 )	22.03	34.12 [12]	— [13]	.14 [12]	.50 [12]	1.09 [12]
10/31/2020	16.21	.25	1.25	1.50	(.19 )	(.54 )	(.73 )	16.98	9.39 [12]	— [13]	.15 [12]	.53 [12]	1.52 [12]
Class F-1:
4/30/2025[6,7]	21.40	.20	(.10 )	.10	(.25 )	(.46 )	(.71 )	20.79	0.38 [9]	129	.37 [10]	.73 [10]	1.90 [10]
10/31/2024	16.86	.29	4.70	4.99	(.25 )	(.20 )	(.45 )	21.40	30.04	123.37		.73	1.44
10/31/2023	16.67	.23	1.04	1.27	(.13 )	(.95 )	(1.08)	16.86	7.97	95.37		.73	1.34
10/31/2022	21.83	.19	(4.37)	(4.18)	(.15 )	(.83 )	(.98 )	16.67	(20.12)	88.38		.74	1.01
10/31/2021	16.85	.17	5.42	5.59	(.14 )	(.47 )	(.61 )	21.83	33.76	99.37		.73	.83
10/31/2020	16.09	.20	1.25	1.45	(.15 )	(.54 )	(.69 )	16.85	9.18	57.37		.75	1.24
Class F-2:
4/30/2025[6,7]	21.63	.23	(.11 )	.12	(.30 )	(.46 )	(.76 )	20.99	0.48 [9]	196	.10 [10]	.46 [10]	2.18 [10]
10/31/2024	17.04	.34	4.75	5.09	(.30 )	(.20 )	(.50 )	21.63	30.36	189.09		.45	1.69
10/31/2023	16.83	.28	1.06	1.34	(.18 )	(.95 )	(1.13)	17.04	8.33	133.10		.46	1.59
10/31/2022	22.03	.24	(4.41)	(4.17)	(.20 )	(.83 )	(1.03)	16.83	(19.91)	114.09		.45	1.29
10/31/2021	16.99	.23	5.46	5.69	(.18 )	(.47 )	(.65 )	22.03	34.11	127.09		.45	1.11
10/31/2020	16.22	.25	1.26	1.51	(.20 )	(.54 )	(.74 )	16.99	9.44	77.10		.48	1.54
Class F-3:
4/30/2025[6,7]	21.67	.24	(.10 )	.14	(.32 )	(.46 )	(.78 )	21.03	0.56 [9]	19	.01 [10]	.37 [10]	2.29 [10]
10/31/2024	17.07	.35	4.77	5.12	(.32 )	(.20 )	(.52 )	21.67	30.47	18.01		.37	1.74
10/31/2023	16.86	.29	1.07	1.36	(.20 )	(.95 )	(1.15)	17.07	8.42	12.01		.37	1.69
10/31/2022	22.06	.26	(4.41)	(4.15)	(.22 )	(.83 )	(1.05)	16.86	(19.83)	9.01		.37	1.39
10/31/2021	17.01	.24	5.47	5.71	(.19 )	(.47 )	(.66 )	22.06	34.22	11.01		.37	1.17
10/31/2020	16.23	.25	1.28	1.53	(.21 )	(.54 )	(.75 )	17.01	9.57	5.01		.39	1.54
Class R-1:
4/30/2025[6,7]	20.87	.12	(.10 )	.02	(.10 )	(.46 )	(.56 )	20.33	0.02 [9]	34	1.10 [10]	1.46 [10]	1.18 [10]
10/31/2024	16.47	.14	4.59	4.73	(.13 )	(.20 )	(.33 )	20.87	29.06	33	1.10	1.46	.71
10/31/2023	16.29	.10	1.04	1.14	(.01 )	(.95 )	(.96 )	16.47	7.25	26	1.10	1.46	.59
10/31/2022	21.37	.05	(4.29)	(4.24)	(.01 )	(.83 )	(.84 )	16.29	(20.71)	22	1.10	1.46	.29
10/31/2021	16.53	.02	5.32	5.34	(.03 )	(.47 )	(.50 )	21.37	32.79	28	1.11	1.47	.11
10/31/2020	15.81	.07	1.23	1.30	(.04 )	(.54 )	(.58 )	16.53	8.30	17	1.13	1.51	.47
Refer to the end of the table(s) for footnote(s).

78	American Funds Target Date Retirement Series

Financial highlights (continued)
2045 Fund (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-2:
4/30/2025[6,7]	$20.79	$.12	$(.10 )	$.02	$(.10 )	$(.46 )	$(.56 )	$20.25	0.02%[9]	$1,260	1.11%[10]	1.47%[10]	1.19%[10]
10/31/2024	16.41	.14	4.57	4.71	(.13 )	(.20 )	(.33 )	20.79	29.04	1,282	1.10	1.46	.72
10/31/2023	16.24	.10	1.03	1.13	(.01 )	(.95 )	(.96 )	16.41	7.20	1,000	1.10	1.46	.60
10/31/2022	21.29	.05	(4.27)	(4.22)	—	(.83 )	(.83 )	16.24	(20.68)	914	1.11	1.47	.29
10/31/2021	16.46	.02	5.29	5.31	(.01 )	(.47 )	(.48 )	21.29	32.75	1,130	1.10	1.46	.12
10/31/2020	15.75	.09	1.20	1.29	(.04 )	(.54 )	(.58 )	16.46	8.30	859	1.11	1.49	.55
Class R-2E:
4/30/2025[6,7]	21.07	.15	(.10 )	.05	(.16 )	(.46 )	(.62 )	20.50	0.16 [9]	304	.81 [10]	1.17 [10]	1.47 [10]
10/31/2024	16.62	.21	4.62	4.83	(.18 )	(.20 )	(.38 )	21.07	29.44	294.81		1.17	1.06
10/31/2023	16.43	.17	1.02	1.19	(.05 )	(.95 )	(1.00)	16.62	7.56	244.81		1.17	1.00
10/31/2022	21.53	.11	(4.32)	(4.21)	(.06 )	(.83 )	(.89 )	16.43	(20.45)	272.81		1.17	.59
10/31/2021	16.63	.08	5.35	5.43	(.06 )	(.47 )	(.53 )	21.53	33.16	339.81		1.17	.41
10/31/2020	15.90	.13	1.23	1.36	(.09 )	(.54 )	(.63 )	16.63	8.68	241.81		1.19	.83
Class R-3:
4/30/2025[6,7]	21.20	.17	(.11 )	.06	(.18 )	(.46 )	(.64 )	20.62	0.24 [9]	1,908	.66 [10]	1.02 [10]	1.62 [10]
10/31/2024	16.72	.23	4.66	4.89	(.21 )	(.20 )	(.41 )	21.20	29.62	1,884.65		1.01	1.16
10/31/2023	16.53	.18	1.04	1.22	(.08 )	(.95 )	(1.03)	16.72	7.70	1,429.66		1.02	1.04
10/31/2022	21.65	.14	(4.35)	(4.21)	(.08 )	(.83 )	(.91 )	16.53	(20.34)	1,273.66		1.02	.73
10/31/2021	16.71	.11	5.38	5.49	(.08 )	(.47 )	(.55 )	21.65	33.41	1,546.66		1.02	.56
10/31/2020	15.97	.16	1.23	1.39	(.11 )	(.54 )	(.65 )	16.71	8.83	1,143.66		1.04	.99
Class R-4:
4/30/2025[6,7]	21.54	.20	(.11 )	.09	(.24 )	(.46 )	(.70 )	20.93	0.36 [9]	1,733	.36 [10]	.72 [10]	1.92 [10]
10/31/2024	16.97	.29	4.74	5.03	(.26 )	(.20 )	(.46 )	21.54	30.06	1,766.35		.71	1.46
10/31/2023	16.77	.23	1.05	1.28	(.13 )	(.95 )	(1.08)	16.97	7.98	1,394.36		.72	1.34
10/31/2022	21.94	.20	(4.40)	(4.20)	(.14 )	(.83 )	(.97 )	16.77	(20.08)	1,225.36		.72	1.04
10/31/2021	16.91	.17	5.45	5.62	(.12 )	(.47 )	(.59 )	21.94	33.82	1,623.36		.72	.84
10/31/2020	16.15	.21	1.24	1.45	(.15 )	(.54 )	(.69 )	16.91	9.15	1,544.36		.74	1.29
Class R-5E:
4/30/2025[6,7]	21.52	.22	(.10 )	.12	(.29 )	(.46 )	(.75 )	20.89	0.48 [9]	1,137	.16 [10]	.52 [10]	2.12 [10]
10/31/2024	16.96	.33	4.72	5.05	(.29 )	(.20 )	(.49 )	21.52	30.26	1,098.15		.51	1.64
10/31/2023	16.76	.27	1.05	1.32	(.17 )	(.95 )	(1.12)	16.96	8.24	810.16		.52	1.55
10/31/2022	21.93	.23	(4.39)	(4.16)	(.18 )	(.83 )	(1.01)	16.76	(19.93)	722.15		.51	1.23
10/31/2021	16.91	.21	5.45	5.66	(.17 )	(.47 )	(.64 )	21.93	34.09	779.15		.51	1.06
10/31/2020	16.15	.25	1.23	1.48	(.18 )	(.54 )	(.72 )	16.91	9.34	602.16		.54	1.55
Class R-5:
4/30/2025[6,7]	21.88	.24	(.10 )	.14	(.31 )	(.46 )	(.77 )	21.25	0.56 [9]	458	.06 [10]	.42 [10]	2.23 [10]
10/31/2024	17.23	.36	4.80	5.16	(.31 )	(.20 )	(.51 )	21.88	30.42	456.06		.42	1.78
10/31/2023	17.01	.29	1.07	1.36	(.19 )	(.95 )	(1.14)	17.23	8.34	365.06		.42	1.67
10/31/2022	22.25	.25	(4.45)	(4.20)	(.21 )	(.83 )	(1.04)	17.01	(19.88)	357.06		.42	1.32
10/31/2021	17.15	.24	5.51	5.75	(.18 )	(.47 )	(.65 )	22.25	34.17	486.06		.42	1.17
10/31/2020	16.36	.27	1.26	1.53	(.20 )	(.54 )	(.74 )	17.15	9.50	361.06		.44	1.67
Class R-6:
4/30/2025[6,7]	21.78	.24	(.10 )	.14	(.32 )	(.46 )	(.78 )	21.14	0.56 [9]	27,657	.01 [10]	.37 [10]	2.27 [10]
10/31/2024	17.16	.36	4.78	5.14	(.32 )	(.20 )	(.52 )	21.78	30.43	27,300.01		.37	1.78
10/31/2023	16.94	.29	1.08	1.37	(.20 )	(.95 )	(1.15)	17.16	8.44	18,865.01		.37	1.67
10/31/2022	22.16	.26	(4.43)	(4.17)	(.22 )	(.83 )	(1.05)	16.94	(19.83)	14,930.01		.37	1.37
10/31/2021	17.08	.25	5.49	5.74	(.19 )	(.47 )	(.66 )	22.16	34.26	15,677.01		.37	1.20
10/31/2020	16.30	.26	1.27	1.53	(.21 )	(.54 )	(.75 )	17.08	9.53	9,561.01		.39	1.59
Refer to the end of the table(s) for footnote(s).

American Funds Target Date Retirement Series	79

Financial highlights (continued)
2040 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
4/30/2025[6,7]	$20.96	$.22	$(.05 )	$.17	$(.27 )	$(.45 )	$(.72 )	$20.41	0.73%[9]	$3,599	.33%[10]	.68%[10]	2.09%[10]
10/31/2024	16.65	.31	4.46	4.77	(.27 )	(.19 )	(.46 )	20.96	29.07	3,558.34		.69	1.58
10/31/2023	16.43	.26	.98	1.24	(.17 )	(.85 )	(1.02)	16.65	7.82	2,704.35		.71	1.53
10/31/2022	21.41	.21	(4.17)	(3.96)	(.16 )	(.86 )	(1.02)	16.43	(19.48)	2,406.33		.68	1.16
10/31/2021	16.64	.19	5.18	5.37	(.14 )	(.46 )	(.60 )	21.41	32.90	2,845.33		.68	.96
10/31/2020	15.92	.22	1.19	1.41	(.16 )	(.53 )	(.69 )	16.64	9.02	2,039.34		.71	1.36
Class C:
4/30/2025[6,7]	20.35	.14	(.06 )	.08	(.11 )	(.45 )	(.56 )	19.87	0.35 [9]	185	1.07 [10]	1.42 [10]	1.36 [10]
10/31/2024	16.18	.17	4.33	4.50	(.14 )	(.19 )	(.33 )	20.35	28.12	197	1.08	1.43	.87
10/31/2023	15.99	.13	.95	1.08	(.04 )	(.85 )	(.89 )	16.18	6.98	170	1.08	1.44	.81
10/31/2022	20.86	.08	(4.07)	(3.99)	(.02 )	(.86 )	(.88 )	15.99	(20.03)	163	1.08	1.43	.42
10/31/2021	16.24	.04	5.07	5.11	(.03 )	(.46 )	(.49 )	20.86	31.94	200	1.07	1.42	.21
10/31/2020	15.57	.10	1.16	1.26	(.06 )	(.53 )	(.59 )	16.24	8.19	142	1.09	1.46	.61
Class T:
4/30/2025[6,7]	21.02	.24	(.04 )	.20	(.32 )	(.45 )	(.77 )	20.45	0.87 [9,12]	— [13]	.09 [10,12]	.44 [10,12]	2.36 [10,12]
10/31/2024	16.70	.36	4.47	4.83	(.32 )	(.19 )	(.51 )	21.02	29.38 [12]	— [13]	.09 [12]	.44 [12]	1.85 [12]
10/31/2023	16.47	.32	.97	1.29	(.21 )	(.85 )	(1.06)	16.70	8.14 [12]	— [13]	.06 [12]	.42 [12]	1.87 [12]
10/31/2022	21.45	.26	(4.18)	(3.92)	(.20 )	(.86 )	(1.06)	16.47	(19.29)[12]	— [13]	.08 [12]	.43 [12]	1.43 [12]
10/31/2021	16.66	.23	5.19	5.42	(.17 )	(.46 )	(.63 )	21.45	33.19 [12]	— [13]	.14 [12]	.49 [12]	1.16 [12]
10/31/2020	15.94	.25	1.19	1.44	(.19 )	(.53 )	(.72 )	16.66	9.21 [12]	— [13]	.15 [12]	.52 [12]	1.58 [12]
Class F-1:
4/30/2025[6,7]	20.79	.21	(.06 )	.15	(.26 )	(.45 )	(.71 )	20.23	0.67 [9]	199	.37 [10]	.72 [10]	2.04 [10]
10/31/2024	16.52	.30	4.43	4.73	(.27 )	(.19 )	(.46 )	20.79	29.02	197.37		.72	1.54
10/31/2023	16.30	.26	.97	1.23	(.16 )	(.85 )	(1.01)	16.52	7.83	144.37		.73	1.53
10/31/2022	21.25	.20	(4.14)	(3.94)	(.15 )	(.86 )	(1.01)	16.30	(19.50)	138.38		.73	1.11
10/31/2021	16.53	.18	5.15	5.33	(.15 )	(.46 )	(.61 )	21.25	32.82	163.37		.72	.90
10/31/2020	15.82	.21	1.19	1.40	(.16 )	(.53 )	(.69 )	16.53	9.01	102.37		.74	1.30
Class F-2:
4/30/2025[6,7]	20.99	.24	(.05 )	.19	(.32 )	(.45 )	(.77 )	20.41	0.82 [9]	259	.10 [10]	.45 [10]	2.31 [10]
10/31/2024	16.67	.36	4.46	4.82	(.31 )	(.19 )	(.50 )	20.99	29.39	245.09		.44	1.82
10/31/2023	16.45	.30	.98	1.28	(.21 )	(.85 )	(1.06)	16.67	8.08	175.10		.46	1.77
10/31/2022	21.43	.25	(4.16)	(3.91)	(.21 )	(.86 )	(1.07)	16.45	(19.27)	148.09		.44	1.39
10/31/2021	16.65	.23	5.19	5.42	(.18 )	(.46 )	(.64 )	21.43	33.23	160.09		.44	1.18
10/31/2020	15.93	.25	1.20	1.45	(.20 )	(.53 )	(.73 )	16.65	9.28	98.09		.46	1.59
Class F-3:
4/30/2025[6,7]	21.06	.25	(.05 )	.20	(.33 )	(.45 )	(.78 )	20.48	0.90 [9]	34	.01 [10]	.36 [10]	2.43 [10]
10/31/2024	16.72	.36	4.50	4.86	(.33 )	(.19 )	(.52 )	21.06	29.53	33.01		.36	1.82
10/31/2023	16.50	.32	.98	1.30	(.23 )	(.85 )	(1.08)	16.72	8.16	20.01		.37	1.90
10/31/2022	21.49	.27	(4.18)	(3.91)	(.22 )	(.86 )	(1.08)	16.50	(19.20)	17.01		.36	1.47
10/31/2021	16.69	.25	5.21	5.46	(.20 )	(.46 )	(.66 )	21.49	33.36	17.01		.36	1.27
10/31/2020	15.97	.26	1.20	1.46	(.21 )	(.53 )	(.74 )	16.69	9.33	8.01		.38	1.59
Class R-1:
4/30/2025[6,7]	20.34	.13	(.06 )	.07	(.12 )	(.45 )	(.57 )	19.84	0.30 [9]	45	1.10 [10]	1.45 [10]	1.30 [10]
10/31/2024	16.18	.16	4.34	4.50	(.15 )	(.19 )	(.34 )	20.34	28.08	41	1.10	1.45	.82
10/31/2023	15.98	.13	.96	1.09	(.04 )	(.85 )	(.89 )	16.18	7.04	32	1.10	1.46	.78
10/31/2022	20.86	.07	(4.08)	(4.01)	(.01 )	(.86 )	(.87 )	15.98	(20.10)	29	1.10	1.45	.39
10/31/2021	16.25	.03	5.07	5.10	(.03 )	(.46 )	(.49 )	20.86	31.87	33	1.11	1.46	.17
10/31/2020	15.56	.09	1.16	1.25	(.03 )	(.53 )	(.56 )	16.25	8.16	22	1.14	1.51	.58
Refer to the end of the table(s) for footnote(s).

80	American Funds Target Date Retirement Series

Financial highlights (continued)
2040 Fund (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-2:
4/30/2025[6,7]	$20.27	$.13	$(.05 )	$.08	$(.12 )	$(.45 )	$(.57 )	$19.78	0.32%[9]	$1,460	1.11%[10]	1.46%[10]	1.32%[10]
10/31/2024	16.12	.16	4.33	4.49	(.15 )	(.19 )	(.34 )	20.27	28.14	1,467	1.10	1.45	.83
10/31/2023	15.93	.13	.95	1.08	(.04 )	(.85 )	(.89 )	16.12	6.96	1,167	1.10	1.46	.79
10/31/2022	20.78	.07	(4.05)	(3.98)	(.01 )	(.86 )	(.87 )	15.93	(20.05)	1,082	1.11	1.46	.40
10/31/2021	16.19	.04	5.03	5.07	(.02 )	(.46 )	(.48 )	20.78	31.82	1,355	1.10	1.45	.20
10/31/2020	15.51	.09	1.17	1.26	(.05 )	(.53 )	(.58 )	16.19	8.21	1,040	1.11	1.48	.60
Class R-2E:
4/30/2025[6,7]	20.48	.16	(.05 )	.11	(.18 )	(.45 )	(.63 )	19.96	0.45 [9]	351	.81 [10]	1.16 [10]	1.60 [10]
10/31/2024	16.28	.22	4.37	4.59	(.20 )	(.19 )	(.39 )	20.48	28.52	341.81		1.16	1.18
10/31/2023	16.09	.18	.95	1.13	(.09 )	(.85 )	(.94 )	16.28	7.24	289.81		1.17	1.10
10/31/2022	20.98	.12	(4.08)	(3.96)	(.07 )	(.86 )	(.93 )	16.09	(19.81)	265.81		1.16	.69
10/31/2021	16.32	.09	5.10	5.19	(.07 )	(.46 )	(.53 )	20.98	32.31	330.80		1.15	.49
10/31/2020	15.65	.14	1.16	1.30	(.10 )	(.53 )	(.63 )	16.32	8.42	240.81		1.18	.89
Class R-3:
4/30/2025[6,7]	20.65	.18	(.05 )	.13	(.20 )	(.45 )	(.65 )	20.13	0.57 [9]	2,179	.66 [10]	1.01 [10]	1.76 [10]
10/31/2024	16.41	.25	4.40	4.65	(.22 )	(.19 )	(.41 )	20.65	28.70	2,182.65		1.00	1.28
10/31/2023	16.21	.21	.96	1.17	(.12 )	(.85 )	(.97 )	16.41	7.42	1,764.66		1.02	1.23
10/31/2022	21.12	.15	(4.11)	(3.96)	(.09 )	(.86 )	(.95 )	16.21	(19.67)	1,605.66		1.01	.84
10/31/2021	16.43	.12	5.12	5.24	(.09 )	(.46 )	(.55 )	21.12	32.45	1,981.66		1.01	.64
10/31/2020	15.74	.17	1.17	1.34	(.12 )	(.53 )	(.65 )	16.43	8.61	1,518.66		1.03	1.05
Class R-4:
4/30/2025[6,7]	20.92	.21	(.05 )	.16	(.26 )	(.45 )	(.71 )	20.37	0.70 [9]	2,097	.36 [10]	.71 [10]	2.07 [10]
10/31/2024	16.62	.31	4.45	4.76	(.27 )	(.19 )	(.46 )	20.92	29.05	2,154.35		.70	1.58
10/31/2023	16.39	.26	.98	1.24	(.16 )	(.85 )	(1.01)	16.62	7.85	1,739.36		.72	1.53
10/31/2022	21.35	.21	(4.16)	(3.95)	(.15 )	(.86 )	(1.01)	16.39	(19.48)	1,570.36		.71	1.15
10/31/2021	16.59	.18	5.17	5.35	(.13 )	(.46 )	(.59 )	21.35	32.85	2,168.36		.71	.91
10/31/2020	15.88	.22	1.18	1.40	(.16 )	(.53 )	(.69 )	16.59	8.96	1,930.36		.73	1.35
Class R-5E:
4/30/2025[6,7]	20.92	.23	(.05 )	.18	(.30 )	(.45 )	(.75 )	20.35	0.81 [9]	1,330	.16 [10]	.51 [10]	2.26 [10]
10/31/2024	16.61	.34	4.46	4.80	(.30 )	(.19 )	(.49 )	20.92	29.37	1,287.15		.50	1.76
10/31/2023	16.40	.29	.97	1.26	(.20 )	(.85 )	(1.05)	16.61	7.98	1,001.16		.52	1.73
10/31/2022	21.36	.24	(4.15)	(3.91)	(.19 )	(.86 )	(1.05)	16.40	(19.31)	898.15		.50	1.33
10/31/2021	16.60	.22	5.18	5.40	(.18 )	(.46 )	(.64 )	21.36	33.14	965.15		.50	1.13
10/31/2020	15.88	.26	1.18	1.44	(.19 )	(.53 )	(.72 )	16.60	9.22	783.16		.53	1.64
Class R-5:
4/30/2025[6,7]	21.24	.25	(.06 )	.19	(.32 )	(.45 )	(.77 )	20.66	0.84 [9]	510	.06 [10]	.41 [10]	2.36 [10]
10/31/2024	16.86	.38	4.51	4.89	(.32 )	(.19 )	(.51 )	21.24	29.46	508.06		.41	1.90
10/31/2023	16.63	.32	.98	1.30	(.22 )	(.85 )	(1.07)	16.86	8.10	415.06		.42	1.87
10/31/2022	21.64	.27	(4.21)	(3.94)	(.21 )	(.86 )	(1.07)	16.63	(19.20)	433.06		.41	1.44
10/31/2021	16.81	.25	5.23	5.48	(.19 )	(.46 )	(.65 )	21.64	33.24	585.06		.41	1.24
10/31/2020	16.08	.28	1.19	1.47	(.21 )	(.53 )	(.74 )	16.81	9.27	454.06		.43	1.73
Class R-6:
4/30/2025[6,7]	21.15	.25	(.05 )	.20	(.33 )	(.45 )	(.78 )	20.57	0.89 [9]	31,640	.01 [10]	.36 [10]	2.41 [10]
10/31/2024	16.79	.37	4.51	4.88	(.33 )	(.19 )	(.52 )	21.15	29.52	32,199.01		.36	1.90
10/31/2023	16.57	.32	.98	1.30	(.23 )	(.85 )	(1.08)	16.79	8.13	22,923.01		.37	1.85
10/31/2022	21.57	.27	(4.19)	(3.92)	(.22 )	(.86 )	(1.08)	16.57	(19.18)	18,540.01		.36	1.48
10/31/2021	16.75	.25	5.23	5.48	(.20 )	(.46 )	(.66 )	21.57	33.36	19,892.01		.36	1.27
10/31/2020	16.02	.27	1.20	1.47	(.21 )	(.53 )	(.74 )	16.75	9.36	12,454.01		.38	1.65
Refer to the end of the table(s) for footnote(s).

American Funds Target Date Retirement Series	81

Financial highlights (continued)
2035 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
4/30/2025[6,7]	$19.63	$.24	$.04	$.28	$(.33 )	$(.48 )	$(.81 )	$19.10	1.38%[9]	$4,089	.34%[10]	.67%[10]	2.47%[10]
10/31/2024	15.99	.36	3.74	4.10	(.30 )	(.16 )	(.46 )	19.63	25.99	4,044.34		.67	1.95
10/31/2023	15.81	.32	.70	1.02	(.22 )	(.62 )	(.84 )	15.99	6.63	3,157.35		.69	1.96
10/31/2022	20.32	.24	(3.73)	(3.49)	(.17 )	(.85 )	(1.02)	15.81	(18.12)	2,829.33		.67	1.37
10/31/2021	16.21	.20	4.54	4.74	(.18 )	(.45 )	(.63 )	20.32	29.81	3,281.33		.67	1.05
10/31/2020	15.54	.22	1.12	1.34	(.18 )	(.49 )	(.67 )	16.21	8.72	2,364.35		.71	1.41
Class C:
4/30/2025[6,7]	19.10	.16	.04	.20	(.19 )	(.48 )	(.67 )	18.63	1.00 [9]	214	1.07 [10]	1.40 [10]	1.74 [10]
10/31/2024	15.57	.22	3.65	3.87	(.18 )	(.16 )	(.34 )	19.10	25.07	224	1.08	1.41	1.23
10/31/2023	15.40	.20	.69	.89	(.10 )	(.62 )	(.72 )	15.57	5.86	191	1.09	1.43	1.24
10/31/2022	19.83	.11	(3.66)	(3.55)	(.03 )	(.85 )	(.88 )	15.40	(18.74)	188	1.08	1.42	.63
10/31/2021	15.84	.06	4.44	4.50	(.06 )	(.45 )	(.51 )	19.83	28.92	232	1.07	1.41	.31
10/31/2020	15.22	.10	1.08	1.18	(.07 )	(.49 )	(.56 )	15.84	7.84	168	1.09	1.45	.66
Class T:
4/30/2025[6,7]	19.69	.27	.02	.29	(.37 )	(.48 )	(.85 )	19.13	1.46 [9,12]	— [13]	.09 [10,12]	.42 [10,12]	2.76 [10,12]
10/31/2024	16.04	.41	3.75	4.16	(.35 )	(.16 )	(.51 )	19.69	26.31 [12]	— [13]	.09 [12]	.42 [12]	2.21 [12]
10/31/2023	15.85	.38	.69	1.07	(.26 )	(.62 )	(.88 )	16.04	6.95 [12]	— [13]	.05 [12]	.39 [12]	2.30 [12]
10/31/2022	20.36	.29	(3.74)	(3.45)	(.21 )	(.85 )	(1.06)	15.85	(17.92)[12]	— [13]	.09 [12]	.43 [12]	1.63 [12]
10/31/2021	16.23	.24	4.55	4.79	(.21 )	(.45 )	(.66 )	20.36	30.12 [12]	— [13]	.14 [12]	.48 [12]	1.26 [12]
10/31/2020	15.57	.26	1.10	1.36	(.21 )	(.49 )	(.70 )	16.23	8.84 [12]	— [13]	.15 [12]	.51 [12]	1.64 [12]
Class F-1:
4/30/2025[6,7]	19.48	.23	.04	.27	(.32 )	(.48 )	(.80 )	18.95	1.37 [9]	230	.37 [10]	.70 [10]	2.43 [10]
10/31/2024	15.87	.35	3.72	4.07	(.30 )	(.16 )	(.46 )	19.48	25.96	229.37		.70	1.93
10/31/2023	15.69	.32	.70	1.02	(.22 )	(.62 )	(.84 )	15.87	6.62	183.37		.71	1.96
10/31/2022	20.19	.23	(3.72)	(3.49)	(.16 )	(.85 )	(1.01)	15.69	(18.21)	173.38		.72	1.32
10/31/2021	16.11	.19	4.52	4.71	(.18 )	(.45 )	(.63 )	20.19	29.83	203.37		.71	1.00
10/31/2020	15.46	.21	1.10	1.31	(.17 )	(.49 )	(.66 )	16.11	8.62	124.37		.73	1.36
Class F-2:
4/30/2025[6,7]	19.66	.26	.03	.29	(.37 )	(.48 )	(.85 )	19.10	1.47 [9]	308	.10 [10]	.43 [10]	2.70 [10]
10/31/2024	16.01	.41	3.74	4.15	(.34 )	(.16 )	(.50 )	19.66	26.31	297.09		.42	2.19
10/31/2023	15.83	.36	.70	1.06	(.26 )	(.62 )	(.88 )	16.01	6.89	223.10		.44	2.21
10/31/2022	20.35	.28	(3.73)	(3.45)	(.22 )	(.85 )	(1.07)	15.83	(17.95)	197.09		.43	1.61
10/31/2021	16.22	.24	4.56	4.80	(.22 )	(.45 )	(.67 )	20.35	30.21	222.09		.43	1.28
10/31/2020	15.56	.26	1.10	1.36	(.21 )	(.49 )	(.70 )	16.22	8.90	135.09		.45	1.65
Class F-3:
4/30/2025[6,7]	19.71	.27	.04	.31	(.39 )	(.48 )	(.87 )	19.15	1.55 [9]	46	.01 [10]	.34 [10]	2.85 [10]
10/31/2024	16.05	.42	3.76	4.18	(.36 )	(.16 )	(.52 )	19.71	26.41	41.01		.34	2.28
10/31/2023	15.87	.39	.69	1.08	(.28 )	(.62 )	(.90 )	16.05	6.97	33.01		.35	2.36
10/31/2022	20.39	.30	(3.74)	(3.44)	(.23 )	(.85 )	(1.08)	15.87	(17.85)	32.01		.35	1.69
10/31/2021	16.25	.26	4.56	4.82	(.23 )	(.45 )	(.68 )	20.39	30.31	32.01		.35	1.35
10/31/2020	15.58	.27	1.11	1.38	(.22 )	(.49 )	(.71 )	16.25	9.03	16.01		.37	1.74
Class R-1:
4/30/2025[6,7]	18.94	.16	.03	.19	(.19 )	(.48 )	(.67 )	18.46	0.97 [9]	44	1.10 [10]	1.43 [10]	1.71 [10]
10/31/2024	15.45	.22	3.62	3.84	(.19 )	(.16 )	(.35 )	18.94	25.07	42	1.10	1.43	1.21
10/31/2023	15.30	.19	.68	.87	(.10 )	(.62 )	(.72 )	15.45	5.82	34	1.10	1.44	1.22
10/31/2022	19.71	.10	(3.63)	(3.53)	(.03 )	(.85 )	(.88 )	15.30	(18.77)	31	1.10	1.44	.59
10/31/2021	15.76	.05	4.43	4.48	(.08 )	(.45 )	(.53 )	19.71	28.91	35	1.11	1.45	.28
10/31/2020	15.14	.10	1.07	1.17	(.06 )	(.49 )	(.55 )	15.76	7.80	22	1.13	1.49	.63
Refer to the end of the table(s) for footnote(s).

82	American Funds Target Date Retirement Series

Financial highlights (continued)
2035 Fund (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-2:
4/30/2025[6,7]	$19.01	$.16	$.03	$.19	$(.19 )	$(.48 )	$(.67 )	$18.53	0.95%[9]	$1,643	1.11%[10]	1.44%[10]	1.71%[10]
10/31/2024	15.50	.22	3.63	3.85	(.18 )	(.16 )	(.34 )	19.01	25.08	1,659	1.10	1.43	1.20
10/31/2023	15.34	.19	.68	.87	(.09 )	(.62 )	(.71 )	15.50	5.79	1,361	1.10	1.44	1.22
10/31/2022	19.75	.10	(3.64)	(3.54)	(.02 )	(.85 )	(.87 )	15.34	(18.76)	1,283	1.11	1.45	.60
10/31/2021	15.78	.05	4.43	4.48	(.06 )	(.45 )	(.51 )	19.75	28.86	1,618	1.10	1.44	.30
10/31/2020	15.16	.10	1.08	1.18	(.07 )	(.49 )	(.56 )	15.78	7.83	1,287	1.11	1.47	.66
Class R-2E:
4/30/2025[6,7]	19.15	.19	.03	.22	(.24 )	(.48 )	(.72 )	18.65	1.13 [9]	413	.81 [10]	1.14 [10]	2.00 [10]
10/31/2024	15.62	.28	3.64	3.92	(.23 )	(.16 )	(.39 )	19.15	25.38	405.81		1.14	1.54
10/31/2023	15.45	.25	.68	.93	(.14 )	(.62 )	(.76 )	15.62	6.16	347.81		1.15	1.58
10/31/2022	19.89	.15	(3.66)	(3.51)	(.08 )	(.85 )	(.93 )	15.45	(18.53)	363.81		1.15	.90
10/31/2021	15.88	.11	4.45	4.56	(.10 )	(.45 )	(.55 )	19.89	29.27	445.80		1.14	.59
10/31/2020	15.25	.15	1.08	1.23	(.11 )	(.49 )	(.60 )	15.88	8.19	331.81		1.17	.95
Class R-3:
4/30/2025[6,7]	19.33	.20	.04	.24	(.27 )	(.48 )	(.75 )	18.82	1.21 [9]	2,634	.66 [10]	.99 [10]	2.16 [10]
10/31/2024	15.75	.30	3.69	3.99	(.25 )	(.16 )	(.41 )	19.33	25.64	2,596.65		.98	1.64
10/31/2023	15.58	.27	.69	.96	(.17 )	(.62 )	(.79 )	15.75	6.28	2,059.66		1.00	1.66
10/31/2022	20.04	.18	(3.68)	(3.50)	(.11 )	(.85 )	(.96 )	15.58	(18.39)	1,924.66		1.00	1.05
10/31/2021	16.00	.14	4.48	4.62	(.13 )	(.45 )	(.58 )	20.04	29.40	2,363.66		1.00	.73
10/31/2020	15.36	.17	1.09	1.26	(.13 )	(.49 )	(.62 )	16.00	8.31	1,811.66		1.02	1.10
Class R-4:
4/30/2025[6,7]	19.59	.24	.02	.26	(.32 )	(.48 )	(.80 )	19.05	1.31 [9]	2,380	.36 [10]	.69 [10]	2.45 [10]
10/31/2024	15.95	.36	3.74	4.10	(.30 )	(.16 )	(.46 )	19.59	26.04	2,412.35		.68	1.94
10/31/2023	15.77	.32	.70	1.02	(.22 )	(.62 )	(.84 )	15.95	6.60	2,004.36		.70	1.95
10/31/2022	20.27	.24	(3.73)	(3.49)	(.16 )	(.85 )	(1.01)	15.77	(18.15)	1,815.36		.70	1.35
10/31/2021	16.16	.19	4.53	4.72	(.16 )	(.45 )	(.61 )	20.27	29.82	2,372.36		.70	1.01
10/31/2020	15.50	.22	1.10	1.32	(.17 )	(.49 )	(.66 )	16.16	8.66	2,204.36		.72	1.41
Class R-5E:
4/30/2025[6,7]	19.60	.25	.04	.29	(.36 )	(.48 )	(.84 )	19.05	1.47 [9]	1,358	.16 [10]	.49 [10]	2.65 [10]
10/31/2024	15.96	.39	3.74	4.13	(.33 )	(.16 )	(.49 )	19.60	26.26	1,298.15		.48	2.12
10/31/2023	15.79	.36	.68	1.04	(.25 )	(.62 )	(.87 )	15.96	6.77	1,010.16		.50	2.19
10/31/2022	20.29	.27	(3.72)	(3.45)	(.20 )	(.85 )	(1.05)	15.79	(17.97)	963.15		.49	1.54
10/31/2021	16.18	.23	4.54	4.77	(.21 )	(.45 )	(.66 )	20.29	30.10	1,044.15		.49	1.22
10/31/2020	15.51	.27	1.09	1.36	(.20 )	(.49 )	(.69 )	16.18	8.89	835.16		.52	1.74
Class R-5:
4/30/2025[6,7]	19.88	.27	.03	.30	(.38 )	(.48 )	(.86 )	19.32	1.48 [9]	643	.06 [10]	.39 [10]	2.76 [10]
10/31/2024	16.18	.42	3.79	4.21	(.35 )	(.16 )	(.51 )	19.88	26.39	652.06		.39	2.25
10/31/2023	15.99	.38	.70	1.08	(.27 )	(.62 )	(.89 )	16.18	6.92	533.06		.40	2.28
10/31/2022	20.54	.29	(3.77)	(3.48)	(.22 )	(.85 )	(1.07)	15.99	(17.91)	523.06		.40	1.64
10/31/2021	16.37	.26	4.58	4.84	(.22 )	(.45 )	(.67 )	20.54	30.21	667.06		.40	1.34
10/31/2020	15.69	.28	1.11	1.39	(.22 )	(.49 )	(.71 )	16.37	8.98	515.06		.42	1.77
Class R-6:
4/30/2025[6,7]	19.79	.27	.04	.31	(.39 )	(.48 )	(.87 )	19.23	1.54 [9]	34,287	.01 [10]	.34 [10]	2.80 [10]
10/31/2024	16.11	.42	3.78	4.20	(.36 )	(.16 )	(.52 )	19.79	26.43	34,582.01		.34	2.27
10/31/2023	15.93	.38	.70	1.08	(.28 )	(.62 )	(.90 )	16.11	6.94	25,186.01		.35	2.28
10/31/2022	20.46	.30	(3.75)	(3.45)	(.23 )	(.85 )	(1.08)	15.93	(17.84)	20,771.01		.35	1.68
10/31/2021	16.31	.26	4.57	4.83	(.23 )	(.45 )	(.68 )	20.46	30.26	22,055.01		.35	1.36
10/31/2020	15.63	.27	1.12	1.39	(.22 )	(.49 )	(.71 )	16.31	9.07	14,062.01		.37	1.71
Refer to the end of the table(s) for footnote(s).

American Funds Target Date Retirement Series	83

Financial highlights (continued)
2030 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
4/30/2025[6,7]	$17.79	$.24	$.06	$.30	$(.36 )	$(.28 )	$(.64 )	$17.45	1.70%[9]	$4,625	.34%[10]	.66%[10]	2.74%[10]
10/31/2024	14.84	.38	3.00	3.38	(.32 )	(.11 )	(.43 )	17.79	23.11	4,587.34		.66	2.25
10/31/2023	14.70	.35	.43	.78	(.26 )	(.38 )	(.64 )	14.84	5.38	3,765.35		.67	2.33
10/31/2022	18.71	.26	(3.12)	(2.86)	(.17 )	(.98 )	(1.15)	14.70	(16.35)	3,540.33		.65	1.61
10/31/2021	15.58	.21	3.52	3.73	(.23 )	(.37 )	(.60 )	18.71	24.40	4,118.34		.66	1.19
10/31/2020	15.05	.23	.90	1.13	(.20 )	(.40 )	(.60 )	15.58	7.61	3,083.35		.69	1.53
Class C:
4/30/2025[6,7]	17.29	.17	.07	.24	(.23 )	(.28 )	(.51 )	17.02	1.38 [9]	223	1.07 [10]	1.39 [10]	2.02 [10]
10/31/2024	14.44	.25	2.91	3.16	(.20 )	(.11 )	(.31 )	17.29	22.15	238	1.07	1.39	1.53
10/31/2023	14.31	.24	.41	.65	(.14 )	(.38 )	(.52 )	14.44	4.60	221	1.08	1.40	1.61
10/31/2022	18.24	.14	(3.04)	(2.90)	(.05 )	(.98 )	(1.03)	14.31	(16.92)	226	1.08	1.40	.87
10/31/2021	15.22	.08	3.43	3.51	(.12 )	(.37 )	(.49 )	18.24	23.43	272	1.07	1.39	.46
10/31/2020	14.73	.12	.87	.99	(.10 )	(.40 )	(.50 )	15.22	6.80	208	1.09	1.43	.80
Class T:
4/30/2025[6,7]	17.83	.26	.06	.32	(.40 )	(.28 )	(.68 )	17.47	1.83 [9,12]	— [13]	.09 [10,12]	.41 [10,12]	3.02 [10,12]
10/31/2024	14.87	.42	3.02	3.44	(.37 )	(.11 )	(.48 )	17.83	23.48 [12]	— [13]	.09 [12]	.41 [12]	2.51 [12]
10/31/2023	14.73	.41	.41	.82	(.30 )	(.38 )	(.68 )	14.87	5.65 [12]	— [13]	.05 [12]	.37 [12]	2.66 [12]
10/31/2022	18.73	.31	(3.12)	(2.81)	(.21 )	(.98 )	(1.19)	14.73	(16.12)[12]	— [13]	.08 [12]	.40 [12]	1.89 [12]
10/31/2021	15.60	.25	3.51	3.76	(.26 )	(.37 )	(.63 )	18.73	24.59 [12]	— [13]	.14 [12]	.46 [12]	1.41 [12]
10/31/2020	15.07	.27	.89	1.16	(.23 )	(.40 )	(.63 )	15.60	7.82 [12]	— [13]	.14 [12]	.48 [12]	1.77 [12]
Class F-1:
4/30/2025[6,7]	17.62	.23	.07	.30	(.35 )	(.28 )	(.63 )	17.29	1.76 [9]	190	.37 [10]	.69 [10]	2.70 [10]
10/31/2024	14.70	.37	2.97	3.34	(.31 )	(.11 )	(.42 )	17.62	23.08	188.37		.69	2.21
10/31/2023	14.57	.35	.41	.76	(.25 )	(.38 )	(.63 )	14.70	5.30	152.37		.69	2.31
10/31/2022	18.55	.25	(3.08)	(2.83)	(.17 )	(.98 )	(1.15)	14.57	(16.36)	153.38		.70	1.57
10/31/2021	15.46	.20	3.49	3.69	(.23 )	(.37 )	(.60 )	18.55	24.36	185.37		.69	1.17
10/31/2020	14.95	.22	.89	1.11	(.20 )	(.40 )	(.60 )	15.46	7.53	130.37		.71	1.49
Class F-2:
4/30/2025[6,7]	17.80	.26	.07	.33	(.40 )	(.28 )	(.68 )	17.45	1.90 [9]	377	.10 [10]	.42 [10]	2.99 [10]
10/31/2024	14.85	.42	3.00	3.42	(.36 )	(.11 )	(.47 )	17.80	23.39	372.09		.41	2.50
10/31/2023	14.71	.39	.43	.82	(.30 )	(.38 )	(.68 )	14.85	5.64	298.10		.42	2.58
10/31/2022	18.72	.30	(3.11)	(2.81)	(.22 )	(.98 )	(1.20)	14.71	(16.14)	276.09		.41	1.86
10/31/2021	15.59	.25	3.52	3.77	(.27 )	(.37 )	(.64 )	18.72	24.68	310.09		.41	1.43
10/31/2020	15.06	.27	.90	1.17	(.24 )	(.40 )	(.64 )	15.59	7.88	204.09		.43	1.77
Class F-3:
4/30/2025[6,7]	17.86	.27	.07	.34	(.42 )	(.28 )	(.70 )	17.50	1.92 [9]	47	.01 [10]	.33 [10]	3.09 [10]
10/31/2024	14.89	.44	3.01	3.45	(.37 )	(.11 )	(.48 )	17.86	23.57	41.01		.33	2.60
10/31/2023	14.75	.40	.43	.83	(.31 )	(.38 )	(.69 )	14.89	5.73	39.01		.33	2.65
10/31/2022	18.77	.31	(3.12)	(2.81)	(.23 )	(.98 )	(1.21)	14.75	(16.08)	34.01		.33	1.93
10/31/2021	15.63	.27	3.52	3.79	(.28 )	(.37 )	(.65 )	18.77	24.77	33.01		.33	1.49
10/31/2020	15.10	.29	.89	1.18	(.25 )	(.40 )	(.65 )	15.63	7.94	18.01		.35	1.91
Class R-1:
4/30/2025[6,7]	17.39	.17	.06	.23	(.23 )	(.28 )	(.51 )	17.11	1.33 [9]	49	1.10 [10]	1.42 [10]	1.98 [10]
10/31/2024	14.52	.25	2.94	3.19	(.21 )	(.11 )	(.32 )	17.39	22.19	51	1.10	1.42	1.50
10/31/2023	14.39	.24	.41	.65	(.14 )	(.38 )	(.52 )	14.52	4.56	42	1.10	1.42	1.58
10/31/2022	18.34	.13	(3.05)	(2.92)	(.05 )	(.98 )	(1.03)	14.39	(16.96)	41	1.10	1.42	.84
10/31/2021	15.30	.07	3.47	3.54	(.13 )	(.37 )	(.50 )	18.34	23.46	49	1.11	1.43	.42
10/31/2020	14.80	.11	.87	.98	(.08 )	(.40 )	(.48 )	15.30	6.70	31	1.14	1.48	.76
Refer to the end of the table(s) for footnote(s).

84	American Funds Target Date Retirement Series

Financial highlights (continued)
2030 Fund (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-2:
4/30/2025[6,7]	$17.24	$.17	$.06	$.23	$(.23 )	$(.28 )	$(.51 )	$16.96	1.35%[9]	$1,502	1.11%[10]	1.43%[10]	1.98%[10]
10/31/2024	14.40	.25	2.91	3.16	(.21 )	(.11 )	(.32 )	17.24	22.17	1,518	1.10	1.42	1.51
10/31/2023	14.27	.23	.42	.65	(.14 )	(.38 )	(.52 )	14.40	4.59	1,316	1.10	1.42	1.58
10/31/2022	18.20	.13	(3.04)	(2.91)	(.04 )	(.98 )	(1.02)	14.27	(17.03)	1,279	1.11	1.43	.85
10/31/2021	15.18	.08	3.43	3.51	(.12 )	(.37 )	(.49 )	18.20	23.46	1,600	1.10	1.42	.45
10/31/2020	14.69	.12	.87	.99	(.10 )	(.40 )	(.50 )	15.18	6.77	1,365	1.11	1.45	.80
Class R-2E:
4/30/2025[6,7]	17.39	.19	.06	.25	(.28 )	(.28 )	(.56 )	17.08	1.47 [9]	452	.81 [10]	1.13 [10]	2.26 [10]
10/31/2024	14.52	.30	2.93	3.23	(.25 )	(.11 )	(.36 )	17.39	22.54	450.81		1.13	1.82
10/31/2023	14.39	.28	.42	.70	(.19 )	(.38 )	(.57 )	14.52	4.89	393.81		1.13	1.90
10/31/2022	18.33	.18	(3.05)	(2.87)	(.09 )	(.98 )	(1.07)	14.39	(16.70)	391.81		1.13	1.14
10/31/2021	15.29	.13	3.44	3.57	(.16 )	(.37 )	(.53 )	18.33	23.78	483.80		1.12	.73
10/31/2020	14.80	.16	.88	1.04	(.15 )	(.40 )	(.55 )	15.29	7.06	364.81		1.15	1.08
Class R-3:
4/30/2025[6,7]	17.53	.21	.06	.27	(.30 )	(.28 )	(.58 )	17.22	1.58 [9]	2,555	.66 [10]	.98 [10]	2.43 [10]
10/31/2024	14.63	.32	2.96	3.28	(.27 )	(.11 )	(.38 )	17.53	22.74	2,611.65		.97	1.95
10/31/2023	14.50	.30	.42	.72	(.21 )	(.38 )	(.59 )	14.63	5.00	2,264.66		.98	2.03
10/31/2022	18.46	.21	(3.07)	(2.86)	(.12 )	(.98 )	(1.10)	14.50	(16.58)	2,204.66		.98	1.29
10/31/2021	15.39	.15	3.47	3.62	(.18 )	(.37 )	(.55 )	18.46	23.96	2,722.66		.98	.89
10/31/2020	14.88	.18	.89	1.07	(.16 )	(.40 )	(.56 )	15.39	7.26	2,229.66		1.00	1.24
Class R-4:
4/30/2025[6,7]	17.75	.24	.06	.30	(.35 )	(.28 )	(.63 )	17.42	1.74 [9]	2,503	.36 [10]	.68 [10]	2.73 [10]
10/31/2024	14.81	.38	2.99	3.37	(.32 )	(.11 )	(.43 )	17.75	23.08	2,584.35		.67	2.25
10/31/2023	14.67	.35	.42	.77	(.25 )	(.38 )	(.63 )	14.81	5.34	2,295.36		.68	2.33
10/31/2022	18.67	.26	(3.11)	(2.85)	(.17 )	(.98 )	(1.15)	14.67	(16.36)	2,218.36		.68	1.60
10/31/2021	15.54	.20	3.52	3.72	(.22 )	(.37 )	(.59 )	18.67	24.40	2,924.36		.68	1.16
10/31/2020	15.02	.23	.89	1.12	(.20 )	(.40 )	(.60 )	15.54	7.56	2,680.36		.70	1.54
Class R-5E:
4/30/2025[6,7]	17.75	.25	.07	.32	(.39 )	(.28 )	(.67 )	17.40	1.84 [9]	1,374	.16 [10]	.48 [10]	2.93 [10]
10/31/2024	14.81	.41	2.99	3.40	(.35 )	(.11 )	(.46 )	17.75	23.31	1,329.15		.47	2.43
10/31/2023	14.67	.39	.42	.81	(.29 )	(.38 )	(.67 )	14.81	5.59	1,121.16		.48	2.54
10/31/2022	18.67	.29	(3.11)	(2.82)	(.20 )	(.98 )	(1.18)	14.67	(16.19)	1,118.15		.47	1.79
10/31/2021	15.55	.24	3.51	3.75	(.26 )	(.37 )	(.63 )	18.67	24.61	1,241.15		.47	1.38
10/31/2020	15.02	.28	.88	1.16	(.23 )	(.40 )	(.63 )	15.55	7.81	1,083.16		.50	1.86
Class R-5:
4/30/2025[6,7]	18.01	.27	.07	.34	(.41 )	(.28 )	(.69 )	17.66	1.91 [9]	623	.06 [10]	.38 [10]	3.03 [10]
10/31/2024	15.02	.43	3.03	3.46	(.36 )	(.11 )	(.47 )	18.01	23.44	639.06		.38	2.54
10/31/2023	14.87	.41	.42	.83	(.30 )	(.38 )	(.68 )	15.02	5.69	549.06		.38	2.66
10/31/2022	18.91	.31	(3.15)	(2.84)	(.22 )	(.98 )	(1.20)	14.87	(16.11)	591.06		.38	1.89
10/31/2021	15.74	.27	3.54	3.81	(.27 )	(.37 )	(.64 )	18.91	24.73	754.06		.38	1.49
10/31/2020	15.20	.29	.89	1.18	(.24 )	(.40 )	(.64 )	15.74	7.90	627.06		.40	1.89
Class R-6:
4/30/2025[6,7]	17.92	.27	.07	.34	(.42 )	(.28 )	(.70 )	17.56	1.91 [9]	34,014	.01 [10]	.33 [10]	3.07 [10]
10/31/2024	14.95	.44	3.01	3.45	(.37 )	(.11 )	(.48 )	17.92	23.48	34,827.01		.33	2.58
10/31/2023	14.81	.41	.42	.83	(.31 )	(.38 )	(.69 )	14.95	5.71	27,311.01		.33	2.65
10/31/2022	18.83	.31	(3.12)	(2.81)	(.23 )	(.98 )	(1.21)	14.81	(16.03)	23,487.01		.33	1.93
10/31/2021	15.68	.27	3.53	3.80	(.28 )	(.37 )	(.65 )	18.83	24.76	25,045.01		.33	1.51
10/31/2020	15.14	.28	.91	1.19	(.25 )	(.40 )	(.65 )	15.68	7.99	17,000.01		.35	1.85
Refer to the end of the table(s) for footnote(s).

American Funds Target Date Retirement Series	85

Financial highlights (continued)
2025 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
4/30/2025[6,7]	$15.89	$.25	$.09	$.34	$(.39 )	$(.39 )	$(.78 )	$15.45	2.23%[9]	$3,795	.34%[10]	.64%[10]	3.26%[10]
10/31/2024	13.58	.41	2.34	2.75	(.34 )	(.10 )	(.44 )	15.89	20.59	3,884.34		.64	2.70
10/31/2023	13.55	.39	.17	.56	(.29 )	(.24 )	(.53 )	13.58	4.18	3,473.35		.66	2.79
10/31/2022	16.86	.28	(2.59)	(2.31)	(.17 )	(.83 )	(1.00)	13.55	(14.61)	3,442.34		.65	1.89
10/31/2021	14.51	.22	2.68	2.90	(.26 )	(.29 )	(.55 )	16.86	20.37	4,067.34		.64	1.35
10/31/2020	14.03	.23	.77	1.00	(.21 )	(.31 )	(.52 )	14.51	7.23	3,172.35		.67	1.64
Class C:
4/30/2025[6,7]	15.47	.19	.09	.28	(.27 )	(.39 )	(.66 )	15.09	1.84 [9]	160	1.07 [10]	1.37 [10]	2.55 [10]
10/31/2024	13.22	.29	2.29	2.58	(.23 )	(.10 )	(.33 )	15.47	19.77	178	1.07	1.37	1.98
10/31/2023	13.20	.28	.16	.44	(.18 )	(.24 )	(.42 )	13.22	3.36	187	1.09	1.40	2.07
10/31/2022	16.45	.17	(2.53)	(2.36)	(.06 )	(.83 )	(.89 )	13.20	(15.24)	207	1.08	1.39	1.16
10/31/2021	14.18	.10	2.62	2.72	(.16 )	(.29 )	(.45 )	16.45	19.47	262	1.08	1.38	.62
10/31/2020	13.73	.12	.76	.88	(.12 )	(.31 )	(.43 )	14.18	6.46	211	1.09	1.41	.90
Class T:
4/30/2025[6,7]	15.93	.27	.09	.36	(.43 )	(.39 )	(.82 )	15.47	2.35 [9,12]	— [13]	.09 [10,12]	.39 [10,12]	3.55 [10,12]
10/31/2024	13.61	.45	2.36	2.81	(.39 )	(.10 )	(.49 )	15.93	20.97 [12]	— [13]	.09 [12]	.39 [12]	2.95 [12]
10/31/2023	13.58	.43	.17	.60	(.33 )	(.24 )	(.57 )	13.61	4.46 [12]	— [13]	.06 [12]	.37 [12]	3.10 [12]
10/31/2022	16.89	.33	(2.60)	(2.27)	(.21 )	(.83 )	(1.04)	13.58	(14.42)[12]	— [13]	.08 [12]	.39 [12]	2.18 [12]
10/31/2021	14.53	.25	2.69	2.94	(.29 )	(.29 )	(.58 )	16.89	20.64 [12]	— [13]	.14 [12]	.44 [12]	1.57 [12]
10/31/2020	14.05	.26	.77	1.03	(.24 )	(.31 )	(.55 )	14.53	7.44 [12]	— [13]	.14 [12]	.46 [12]	1.87 [12]
Class F-1:
4/30/2025[6,7]	15.75	.25	.09	.34	(.39 )	(.39 )	(.78 )	15.31	2.24 [9]	99	.37 [10]	.67 [10]	3.25 [10]
10/31/2024	13.46	.40	2.33	2.73	(.34 )	(.10 )	(.44 )	15.75	20.59	102.37		.67	2.66
10/31/2023	13.43	.39	.16	.55	(.28 )	(.24 )	(.52 )	13.46	4.18	90.36		.67	2.79
10/31/2022	16.73	.28	(2.58)	(2.30)	(.17 )	(.83 )	(1.00)	13.43	(14.70)	97.38		.69	1.86
10/31/2021	14.41	.21	2.66	2.87	(.26 )	(.29 )	(.55 )	16.73	20.35	118.37		.67	1.34
10/31/2020	13.93	.22	.78	1.00	(.21 )	(.31 )	(.52 )	14.41	7.27	95.37		.69	1.58
Class F-2:
4/30/2025[6,7]	15.90	.27	.08	.35	(.43 )	(.39 )	(.82 )	15.43	2.29 [9]	286	.09 [10]	.39 [10]	3.49 [10]
10/31/2024	13.58	.44	2.36	2.80	(.38 )	(.10 )	(.48 )	15.90	20.97	276.09		.39	2.94
10/31/2023	13.55	.42	.18	.60	(.33 )	(.24 )	(.57 )	13.58	4.46	236.10		.41	3.05
10/31/2022	16.87	.32	(2.60)	(2.28)	(.21 )	(.83 )	(1.04)	13.55	(14.45)	241.09		.40	2.13
10/31/2021	14.52	.26	2.67	2.93	(.29 )	(.29 )	(.58 )	16.87	20.65	268.09		.39	1.60
10/31/2020	14.03	.27	.77	1.04	(.24 )	(.31 )	(.55 )	14.52	7.59	201.09		.41	1.89
Class F-3:
4/30/2025[6,7]	15.95	.28	.08	.36	(.44 )	(.39 )	(.83 )	15.48	2.37 [9]	30	.01 [10]	.31 [10]	3.68 [10]
10/31/2024	13.63	.46	2.35	2.81	(.39 )	(.10 )	(.49 )	15.95	21.00	36.01		.31	3.03
10/31/2023	13.60	.44	.17	.61	(.34 )	(.24 )	(.58 )	13.63	4.54	34.01		.32	3.16
10/31/2022	16.92	.33	(2.59)	(2.26)	(.23 )	(.83 )	(1.06)	13.60	(14.34)	33.01		.32	2.23
10/31/2021	14.56	.26	2.70	2.96	(.31 )	(.29 )	(.60 )	16.92	20.75	35.01		.31	1.63
10/31/2020	14.07	.28	.78	1.06	(.26 )	(.31 )	(.57 )	14.56	7.64	17.01		.33	1.96
Class R-1:
4/30/2025[6,7]	15.52	.19	.09	.28	(.27 )	(.39 )	(.66 )	15.14	1.85 [9]	21	1.10 [10]	1.40 [10]	2.55 [10]
10/31/2024	13.26	.29	2.30	2.59	(.23 )	(.10 )	(.33 )	15.52	19.77	24	1.10	1.40	1.96
10/31/2023	13.23	.28	.16	.44	(.17 )	(.24 )	(.41 )	13.26	3.38	24	1.10	1.41	2.06
10/31/2022	16.49	.17	(2.55)	(2.38)	(.05 )	(.83 )	(.88 )	13.23	(15.32)	27	1.10	1.41	1.13
10/31/2021	14.21	.10	2.63	2.73	(.16 )	(.29 )	(.45 )	16.49	19.50	35	1.10	1.40	.60
10/31/2020	13.75	.12	.75	.87	(.10 )	(.31 )	(.41 )	14.21	6.41	27	1.12	1.44	.89
Refer to the end of the table(s) for footnote(s).

86	American Funds Target Date Retirement Series

Financial highlights (continued)
2025 Fund (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-2:
4/30/2025[6,7]	$15.43	$.19	$.08	$.27	$(.27 )	$(.39 )	$(.66 )	$15.04	1.81%[9]	$1,012	1.11%[10]	1.41%[10]	2.50%[10]
10/31/2024	13.19	.29	2.29	2.58	(.24 )	(.10 )	(.34 )	15.43	19.76	1,076	1.10	1.40	1.95
10/31/2023	13.17	.28	.16	.44	(.18 )	(.24 )	(.42 )	13.19	3.33	1,000	1.10	1.41	2.05
10/31/2022	16.41	.17	(2.53)	(2.36)	(.05 )	(.83 )	(.88 )	13.17	(15.27)	1,060	1.11	1.42	1.14
10/31/2021	14.14	.10	2.61	2.71	(.15 )	(.29 )	(.44 )	16.41	19.48	1,364	1.10	1.40	.61
10/31/2020	13.69	.12	.75	.87	(.11 )	(.31 )	(.42 )	14.14	6.42	1,206	1.11	1.43	.90
Class R-2E:
4/30/2025[6,7]	15.54	.21	.09	.30	(.32 )	(.39 )	(.71 )	15.13	1.99 [9]	297	.81 [10]	1.11 [10]	2.79 [10]
10/31/2024	13.29	.34	2.29	2.63	(.28 )	(.10 )	(.38 )	15.54	20.07	305.81		1.11	2.27
10/31/2023	13.26	.34	.15	.49	(.22 )	(.24 )	(.46 )	13.29	3.71	296.81		1.12	2.45
10/31/2022	16.52	.21	(2.55)	(2.34)	(.09 )	(.83 )	(.92 )	13.26	(15.04)	353.81		1.12	1.43
10/31/2021	14.23	.14	2.63	2.77	(.19 )	(.29 )	(.48 )	16.52	19.82	470.81		1.11	.90
10/31/2020	13.78	.16	.75	.91	(.15 )	(.31 )	(.46 )	14.23	6.71	407.81		1.13	1.19
Class R-3:
4/30/2025[6,7]	15.67	.22	.09	.31	(.34 )	(.39 )	(.73 )	15.25	2.04 [9]	1,648	.66 [10]	.96 [10]	2.95 [10]
10/31/2024	13.39	.36	2.32	2.68	(.30 )	(.10 )	(.40 )	15.67	20.29	1,751.65		.95	2.39
10/31/2023	13.36	.34	.17	.51	(.24 )	(.24 )	(.48 )	13.39	3.85	1,656.66		.97	2.49
10/31/2022	16.64	.23	(2.56)	(2.33)	(.12 )	(.83 )	(.95 )	13.36	(14.92)	1,744.66		.97	1.58
10/31/2021	14.33	.17	2.64	2.81	(.21 )	(.29 )	(.50 )	16.64	20.00	2,285.66		.96	1.05
10/31/2020	13.87	.19	.75	.94	(.17 )	(.31 )	(.48 )	14.33	6.87	2,000.66		.98	1.34
Class R-4:
4/30/2025[6,7]	15.86	.25	.10	.35	(.39 )	(.39 )	(.78 )	15.43	2.26 [9]	1,587	.36 [10]	.66 [10]	3.24 [10]
10/31/2024	13.55	.41	2.34	2.75	(.34 )	(.10 )	(.44 )	15.86	20.62	1,700.35		.65	2.70
10/31/2023	13.52	.39	.16	.55	(.28 )	(.24 )	(.52 )	13.55	4.14	1,702.36		.67	2.79
10/31/2022	16.83	.28	(2.59)	(2.31)	(.17 )	(.83 )	(1.00)	13.52	(14.67)	1,770.36		.67	1.89
10/31/2021	14.48	.21	2.68	2.89	(.25 )	(.29 )	(.54 )	16.83	20.35	2,399.36		.66	1.33
10/31/2020	14.00	.23	.77	1.00	(.21 )	(.31 )	(.52 )	14.48	7.25	2,437.36		.68	1.65
Class R-5E:
4/30/2025[6,7]	15.86	.27	.08	.35	(.42 )	(.39 )	(.81 )	15.40	2.30 [9]	931	.16 [10]	.46 [10]	3.45 [10]
10/31/2024	13.55	.43	2.35	2.78	(.37 )	(.10 )	(.47 )	15.86	20.87	928.15		.45	2.88
10/31/2023	13.52	.42	.17	.59	(.32 )	(.24 )	(.56 )	13.55	4.39	852.16		.47	3.03
10/31/2022	16.83	.31	(2.59)	(2.28)	(.20 )	(.83 )	(1.03)	13.52	(14.50)	951.15		.46	2.07
10/31/2021	14.48	.25	2.68	2.93	(.29 )	(.29 )	(.58 )	16.83	20.64	1,093.15		.45	1.53
10/31/2020	14.00	.28	.74	1.02	(.23 )	(.31 )	(.54 )	14.48	7.42	970.16		.48	1.98
Class R-5:
4/30/2025[6,7]	16.08	.28	.09	.37	(.44 )	(.39 )	(.83 )	15.62	2.37 [9]	389	.06 [10]	.36 [10]	3.56 [10]
10/31/2024	13.73	.46	2.38	2.84	(.39 )	(.10 )	(.49 )	16.08	21.01	430.06		.36	3.00
10/31/2023	13.69	.44	.17	.61	(.33 )	(.24 )	(.57 )	13.73	4.52	410.06		.37	3.13
10/31/2022	17.03	.33	(2.62)	(2.29)	(.22 )	(.83 )	(1.05)	13.69	(14.41)	478.05		.36	2.18
10/31/2021	14.65	.27	2.70	2.97	(.30 )	(.29 )	(.59 )	17.03	20.70	651.06		.36	1.66
10/31/2020	14.16	.28	.77	1.05	(.25 )	(.31 )	(.56 )	14.65	7.53	575.06		.38	1.98
Class R-6:
4/30/2025[6,7]	16.02	.28	.09	.37	(.44 )	(.39 )	(.83 )	15.56	2.43 [9]	21,842	.01 [10]	.31 [10]	3.60 [10]
10/31/2024	13.69	.46	2.36	2.82	(.39 )	(.10 )	(.49 )	16.02	20.98	22,860.01		.31	3.03
10/31/2023	13.65	.44	.18	.62	(.34 )	(.24 )	(.58 )	13.69	4.60	19,995.01		.32	3.11
10/31/2022	16.99	.33	(2.61)	(2.28)	(.23 )	(.83 )	(1.06)	13.65	(14.40)	18,694.01		.32	2.22
10/31/2021	14.61	.27	2.71	2.98	(.31 )	(.29 )	(.60 )	16.99	20.81	20,701.01		.31	1.68
10/31/2020	14.12	.28	.78	1.06	(.26 )	(.31 )	(.57 )	14.61	7.62	14,909.01		.33	1.95
Refer to the end of the table(s) for footnote(s).

American Funds Target Date Retirement Series	87

Financial highlights (continued)
2020 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
4/30/2025[6,7]	$14.12	$.24	$.07	$.31	$(.37 )	$(.32 )	$(.69 )	$13.74	2.31%[9]	$2,165	.33%[10]	.62%[10]	3.45%[10]
10/31/2024	12.17	.39	1.99	2.38	(.35 )	(.08 )	(.43 )	14.12	19.81	2,254.33		.62	2.88
10/31/2023	12.25	.39	.01	.40	(.30 )	(.18 )	(.48 )	12.17	3.26	2,117.34		.64	3.12
10/31/2022	14.92	.29	(2.06)	(1.77)	(.19 )	(.71 )	(.90 )	12.25	(12.72)	2,250.33		.62	2.19
10/31/2021	13.22	.24	2.04	2.28	(.31 )	(.27 )	(.58 )	14.92	17.65	2,707.35		.64	1.70
10/31/2020	13.04	.27	.42	.69	(.24 )	(.27 )	(.51 )	13.22	5.41	2,362.35		.65	2.10
Class C:
4/30/2025[6,7]	13.79	.18	.08	.26	(.26 )	(.32 )	(.58 )	13.47	1.93 [9]	84	1.09 [10]	1.38 [10]	2.72 [10]
10/31/2024	11.88	.28	1.95	2.23	(.24 )	(.08 )	(.32 )	13.79	18.96	99	1.08	1.37	2.16
10/31/2023	11.95	.29	.02	.31	(.20 )	(.18 )	(.38 )	11.88	2.53	108	1.09	1.39	2.39
10/31/2022	14.58	.19	(2.02)	(1.83)	(.09 )	(.71 )	(.80 )	11.95	(13.38)	131	1.08	1.37	1.46
10/31/2021	12.94	.14	1.99	2.13	(.22 )	(.27 )	(.49 )	14.58	16.74	170	1.08	1.37	.97
10/31/2020	12.78	.17	.41	.58	(.15 )	(.27 )	(.42 )	12.94	4.62	147	1.09	1.39	1.37
Class T:
4/30/2025[6,7]	14.14	.25	.08	.33	(.41 )	(.32 )	(.73 )	13.74	2.42 [9,12]	— [13]	.09 [10,12]	.38 [10,12]	3.72 [10,12]
10/31/2024	12.19	.42	1.99	2.41	(.38 )	(.08 )	(.46 )	14.14	20.11 [12]	— [13]	.09 [12]	.38 [12]	3.12 [12]
10/31/2023	12.27	.43	.01	.44	(.34 )	(.18 )	(.52 )	12.19	3.55 [12]	— [13]	.07 [12]	.37 [12]	3.40 [12]
10/31/2022	14.94	.33	(2.07)	(1.74)	(.22 )	(.71 )	(.93 )	12.27	(12.51)[12]	— [13]	.07 [12]	.36 [12]	2.48 [12]
10/31/2021	13.24	.28	2.03	2.31	(.34 )	(.27 )	(.61 )	14.94	17.86 [12]	— [13]	.13 [12]	.42 [12]	1.93 [12]
10/31/2020	13.06	.30	.42	.72	(.27 )	(.27 )	(.54 )	13.24	5.61 [12]	— [13]	.14 [12]	.44 [12]	2.33 [12]
Class F-1:
4/30/2025[6,7]	14.01	.23	.08	.31	(.37 )	(.32 )	(.69 )	13.63	2.29 [9]	42	.37 [10]	.66 [10]	3.41 [10]
10/31/2024	12.08	.38	1.97	2.35	(.34 )	(.08 )	(.42 )	14.01	19.78	43.37		.66	2.86
10/31/2023	12.16	.39	.01	.40	(.30 )	(.18 )	(.48 )	12.08	3.23	44.36		.66	3.16
10/31/2022	14.81	.29	(2.04)	(1.75)	(.19 )	(.71 )	(.90 )	12.16	(12.72)	48.38		.67	2.17
10/31/2021	13.14	.24	2.01	2.25	(.31 )	(.27 )	(.58 )	14.81	17.52	61.37		.66	1.70
10/31/2020	12.97	.27	.41	.68	(.24 )	(.27 )	(.51 )	13.14	5.35	57.37		.67	2.08
Class F-2:
4/30/2025[6,7]	14.11	.25	.08	.33	(.41 )	(.32 )	(.73 )	13.71	2.43 [9]	147	.09 [10]	.38 [10]	3.69 [10]
10/31/2024	12.16	.42	1.99	2.41	(.38 )	(.08 )	(.46 )	14.11	20.12	146.10		.39	3.11
10/31/2023	12.24	.42	.02	.44	(.34 )	(.18 )	(.52 )	12.16	3.53	136.10		.40	3.37
10/31/2022	14.92	.33	(2.07)	(1.74)	(.23 )	(.71 )	(.94 )	12.24	(12.57)	149.09		.38	2.44
10/31/2021	13.22	.28	2.04	2.32	(.35 )	(.27 )	(.62 )	14.92	17.94	176.09		.38	1.94
10/31/2020	13.04	.31	.42	.73	(.28 )	(.27 )	(.55 )	13.22	5.68	134.09		.39	2.36
Class F-3:
4/30/2025[6,7]	14.16	.26	.08	.34	(.42 )	(.32 )	(.74 )	13.76	2.50 [9]	25	.01 [10]	.30 [10]	3.77 [10]
10/31/2024	12.21	.43	1.99	2.42	(.39 )	(.08 )	(.47 )	14.16	20.16	25.01		.30	3.20
10/31/2023	12.29	.42	.03	.45	(.35 )	(.18 )	(.53 )	12.21	3.62	21.01		.31	3.38
10/31/2022	14.96	.34	(2.06)	(1.72)	(.24 )	(.71 )	(.95 )	12.29	(12.39)	15.01		.30	2.53
10/31/2021	13.26	.29	2.04	2.33	(.36 )	(.27 )	(.63 )	14.96	17.98	18.01		.30	2.00
10/31/2020	13.08	.32	.42	.74	(.29 )	(.27 )	(.56 )	13.26	5.74	11.01		.31	2.43
Class R-1:
4/30/2025[6,7]	13.92	.18	.09	.27	(.27 )	(.32 )	(.59 )	13.60	2.00 [9]	8	1.01 [10]	1.30 [10]	2.73 [10]
10/31/2024	12.00	.29	1.95	2.24	(.24 )	(.08 )	(.32 )	13.92	18.88	7	1.04	1.33	2.21
10/31/2023	12.05	.29	.03	.32	(.19 )	(.18 )	(.37 )	12.00	2.57	8	1.10	1.40	2.36
10/31/2022	14.66	.18	(2.04)	(1.86)	(.04 )	(.71 )	(.75 )	12.05	(13.44)	10	1.10	1.39	1.40
10/31/2021	12.99	.14	2.00	2.14	(.20 )	(.27 )	(.47 )	14.66	16.74	15	1.11	1.40	.96
10/31/2020	12.83	.17	.40	.57	(.14 )	(.27 )	(.41 )	12.99	4.51	15	1.13	1.43	1.34
Refer to the end of the table(s) for footnote(s).

88	American Funds Target Date Retirement Series

Financial highlights (continued)
2020 Fund (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-2:
4/30/2025[6,7]	$13.79	$.18	$.07	$.25	$(.26 )	$(.32 )	$(.58 )	$13.46	1.91%[9]	$438	1.11%[10]	1.40%[10]	2.67%[10]
10/31/2024	11.89	.28	1.94	2.22	(.24 )	(.08 )	(.32 )	13.79	18.91	458	1.10	1.39	2.13
10/31/2023	11.96	.29	.02	.31	(.20 )	(.18 )	(.38 )	11.89	2.51	445	1.10	1.40	2.38
10/31/2022	14.58	.19	(2.03)	(1.84)	(.07 )	(.71 )	(.78 )	11.96	(13.41)	509	1.11	1.40	1.44
10/31/2021	12.94	.14	1.98	2.12	(.21 )	(.27 )	(.48 )	14.58	16.68	678	1.10	1.39	.97
10/31/2020	12.77	.17	.41	.58	(.14 )	(.27 )	(.41 )	12.94	4.63	680	1.11	1.41	1.37
Class R-2E:
4/30/2025[6,7]	13.82	.20	.08	.28	(.31 )	(.32 )	(.63 )	13.47	2.08 [9]	135	.81 [10]	1.10 [10]	2.96 [10]
10/31/2024	11.92	.32	1.94	2.26	(.28 )	(.08 )	(.36 )	13.82	19.21	139.81		1.10	2.45
10/31/2023	11.99	.33	.02	.35	(.24 )	(.18 )	(.42 )	11.92	2.85	144.81		1.11	2.70
10/31/2022	14.62	.23	(2.03)	(1.80)	(.12 )	(.71 )	(.83 )	11.99	(13.16)	174.81		1.10	1.73
10/31/2021	12.97	.18	1.99	2.17	(.25 )	(.27 )	(.52 )	14.62	17.05	227.81		1.10	1.26
10/31/2020	12.81	.21	.41	.62	(.19 )	(.27 )	(.46 )	12.97	4.93	222.81		1.11	1.65
Class R-3:
4/30/2025[6,7]	13.97	.21	.07	.28	(.32 )	(.32 )	(.64 )	13.61	2.11 [9]	712	.66 [10]	.95 [10]	3.14 [10]
10/31/2024	12.04	.34	1.97	2.31	(.30 )	(.08 )	(.38 )	13.97	19.46	772.65		.94	2.58
10/31/2023	12.11	.35	.02	.37	(.26 )	(.18 )	(.44 )	12.04	2.97	788.66		.96	2.83
10/31/2022	14.76	.25	(2.05)	(1.80)	(.14 )	(.71 )	(.85 )	12.11	(13.04)	905.66		.95	1.89
10/31/2021	13.08	.20	2.02	2.22	(.27 )	(.27 )	(.54 )	14.76	17.30	1,236.66		.95	1.41
10/31/2020	12.92	.23	.40	.63	(.20 )	(.27 )	(.47 )	13.08	4.97	1,248.66		.96	1.81
Class R-4:
4/30/2025[6,7]	14.11	.23	.08	.31	(.37 )	(.32 )	(.69 )	13.73	2.28 [9]	813	.36 [10]	.65 [10]	3.42 [10]
10/31/2024	12.16	.38	1.99	2.37	(.34 )	(.08 )	(.42 )	14.11	19.80	875.35		.64	2.87
10/31/2023	12.23	.39	.02	.41	(.30 )	(.18 )	(.48 )	12.16	3.28	883.36		.66	3.12
10/31/2022	14.90	.29	(2.06)	(1.77)	(.19 )	(.71 )	(.90 )	12.23	(12.78)	980.35		.64	2.20
10/31/2021	13.20	.24	2.03	2.27	(.30 )	(.27 )	(.57 )	14.90	17.61	1,420.36		.65	1.69
10/31/2020	13.02	.27	.42	.69	(.24 )	(.27 )	(.51 )	13.20	5.40	1,554.36		.66	2.12
Class R-5E:
4/30/2025[6,7]	14.08	.25	.08	.33	(.40 )	(.32 )	(.72 )	13.69	2.44 [9]	420	.16 [10]	.45 [10]	3.63 [10]
10/31/2024	12.14	.41	1.98	2.39	(.37 )	(.08 )	(.45 )	14.08	20.00	430.15		.44	3.07
10/31/2023	12.21	.42	.02	.44	(.33 )	(.18 )	(.51 )	12.14	3.54	422.16		.46	3.36
10/31/2022	14.88	.32	(2.06)	(1.74)	(.22 )	(.71 )	(.93 )	12.21	(12.61)	514.15		.44	2.37
10/31/2021	13.19	.27	2.03	2.30	(.34 )	(.27 )	(.61 )	14.88	17.84	635.15		.44	1.90
10/31/2020	13.01	.32	.39	.71	(.26 )	(.27 )	(.53 )	13.19	5.57	659.15		.45	2.46
Class R-5:
4/30/2025[6,7]	14.27	.26	.07	.33	(.41 )	(.32 )	(.73 )	13.87	2.43 [9]	181	.06 [10]	.35 [10]	3.71 [10]
10/31/2024	12.30	.43	2.00	2.43	(.38 )	(.08 )	(.46 )	14.27	20.10	194.06		.35	3.18
10/31/2023	12.37	.44	.01	.45	(.34 )	(.18 )	(.52 )	12.30	3.61	198.06		.36	3.44
10/31/2022	15.06	.34	(2.09)	(1.75)	(.23 )	(.71 )	(.94 )	12.37	(12.49)	240.05		.34	2.50
10/31/2021	13.34	.29	2.05	2.34	(.35 )	(.27 )	(.62 )	15.06	17.96	347.06		.35	2.02
10/31/2020	13.16	.32	.41	.73	(.28 )	(.27 )	(.55 )	13.34	5.65	350.06		.36	2.44
Class R-6:
4/30/2025[6,7]	14.22	.26	.08	.34	(.42 )	(.32 )	(.74 )	13.82	2.49 [9]	9,648	.01 [10]	.30 [10]	3.77 [10]
10/31/2024	12.25	.43	2.01	2.44	(.39 )	(.08 )	(.47 )	14.22	20.26	10,346.01		.30	3.21
10/31/2023	12.33	.43	.02	.45	(.35 )	(.18 )	(.53 )	12.25	3.60	9,661.01		.31	3.44
10/31/2022	15.01	.34	(2.07)	(1.73)	(.24 )	(.71 )	(.95 )	12.33	(12.42)	9,758.01		.30	2.52
10/31/2021	13.30	.29	2.05	2.34	(.36 )	(.27 )	(.63 )	15.01	18.00	11,579.01		.30	2.03
10/31/2020	13.12	.32	.42	.74	(.29 )	(.27 )	(.56 )	13.30	5.73	9,367.01		.31	2.43
Refer to the end of the table(s) for footnote(s).

American Funds Target Date Retirement Series	89

Financial highlights (continued)
2015 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
4/30/2025[6,7]	$12.89	$.22	$.08	$.30	$(.36 )	$(.28 )	$(.64 )	$12.55	2.46%[9]	$796	.33%[10]	.62%[10]	3.54%[10]
10/31/2024	11.25	.37	1.69	2.06	(.33 )	(.09 )	(.42 )	12.89	18.63	833.34		.63	3.02
10/31/2023	11.34	.38	(.05 )	.33	(.29 )	(.13 )	(.42 )	11.25	2.88	786.34		.63	3.26
10/31/2022	13.50	.28	(1.79)	(1.51)	(.20 )	(.45 )	(.65 )	11.34	(11.83)	851.33		.62	2.27
10/31/2021	12.02	.23	1.76	1.99	(.31 )	(.20 )	(.51 )	13.50	16.91	1,046.35		.63	1.80
10/31/2020	11.98	.27	.25	.52	(.24 )	(.24 )	(.48 )	12.02	4.40	968.34		.63	2.28
Class C:
4/30/2025[6,7]	12.65	.17	.08	.25	(.25 )	(.28 )	(.53 )	12.37	2.07 [9]	19	1.07 [10]	1.36 [10]	2.82 [10]
10/31/2024	11.03	.28	1.65	1.93	(.22 )	(.09 )	(.31 )	12.65	17.76	21	1.08	1.37	2.30
10/31/2023	11.11	.29	(.05 )	.24	(.19 )	(.13 )	(.32 )	11.03	2.11	26	1.09	1.38	2.56
10/31/2022	13.24	.18	(1.76)	(1.58)	(.10 )	(.45 )	(.55 )	11.11	(12.50)	35	1.08	1.37	1.52
10/31/2021	11.79	.14	1.72	1.86	(.21 )	(.20 )	(.41 )	13.24	16.09	46	1.08	1.36	1.07
10/31/2020	11.76	.18	.25	.43	(.16 )	(.24 )	(.40 )	11.79	3.63	43	1.10	1.39	1.53
Class T:
4/30/2025[6,7]	12.90	.24	.07	.31	(.39 )	(.28 )	(.67 )	12.54	2.56 [9,12]	— [13]	.09 [10,12]	.38 [10,12]	3.82 [10,12]
10/31/2024	11.27	.40	1.68	2.08	(.36 )	(.09 )	(.45 )	12.90	18.83 [12]	— [13]	.09 [12]	.38 [12]	3.27 [12]
10/31/2023	11.35	.41	(.04 )	.37	(.32 )	(.13 )	(.45 )	11.27	3.26 [12]	— [13]	.07 [12]	.36 [12]	3.53 [12]
10/31/2022	13.51	.31	(1.79)	(1.48)	(.23 )	(.45 )	(.68 )	11.35	(11.62)[12]	— [13]	.07 [12]	.36 [12]	2.54 [12]
10/31/2021	12.03	.26	1.75	2.01	(.33 )	(.20 )	(.53 )	13.51	17.14 [12]	— [13]	.13 [12]	.41 [12]	2.02 [12]
10/31/2020	11.99	.29	.26	.55	(.27 )	(.24 )	(.51 )	12.03	4.62 [12]	— [13]	.14 [12]	.43 [12]	2.48 [12]
Class F-1:
4/30/2025[6,7]	12.80	.22	.07	.29	(.36 )	(.28 )	(.64 )	12.45	2.43 [9]	14	.37 [10]	.66 [10]	3.54 [10]
10/31/2024	11.17	.36	1.68	2.04	(.32 )	(.09 )	(.41 )	12.80	18.64	13.37		.66	2.98
10/31/2023	11.25	.37	(.04 )	.33	(.28 )	(.13 )	(.41 )	11.17	2.92	11.36		.65	3.21
10/31/2022	13.40	.27	(1.78)	(1.51)	(.19 )	(.45 )	(.64 )	11.25	(11.90)	12.38		.67	2.23
10/31/2021	11.94	.23	1.74	1.97	(.31 )	(.20 )	(.51 )	13.40	16.83	15.37		.65	1.79
10/31/2020	11.91	.26	.25	.51	(.24 )	(.24 )	(.48 )	11.94	4.33	16.37		.66	2.24
Class F-2:
4/30/2025[6,7]	12.88	.24	.07	.31	(.39 )	(.28 )	(.67 )	12.52	2.56 [9]	46	.10 [10]	.39 [10]	3.79 [10]
10/31/2024	11.25	.40	1.68	2.08	(.36 )	(.09 )	(.45 )	12.88	18.84	50.10		.39	3.27
10/31/2023	11.33	.40	(.03 )	.37	(.32 )	(.13 )	(.45 )	11.25	3.24	47.10		.39	3.50
10/31/2022	13.50	.31	(1.80)	(1.49)	(.23 )	(.45 )	(.68 )	11.33	(11.68)	49.09		.38	2.50
10/31/2021	12.02	.27	1.75	2.02	(.34 )	(.20 )	(.54 )	13.50	17.21	57.09		.37	2.04
10/31/2020	11.98	.30	.25	.55	(.27 )	(.24 )	(.51 )	12.02	4.68	48.10		.39	2.51
Class F-3:
4/30/2025[6,7]	12.93	.24	.07	.31	(.40 )	(.28 )	(.68 )	12.56	2.57 [9]	9	.01 [10]	.30 [10]	3.91 [10]
10/31/2024	11.28	.41	1.70	2.11	(.37 )	(.09 )	(.46 )	12.93	19.08	7.01		.30	3.35
10/31/2023	11.37	.42	(.05 )	.37	(.33 )	(.13 )	(.46 )	11.28	3.24	7.01		.30	3.58
10/31/2022	13.54	.32	(1.79)	(1.47)	(.25 )	(.45 )	(.70 )	11.37	(11.57)	6.01		.30	2.59
10/31/2021	12.05	.27	1.77	2.04	(.35 )	(.20 )	(.55 )	13.54	17.34	8.01		.29	2.02
10/31/2020	12.01	.32	.24	.56	(.28 )	(.24 )	(.52 )	12.05	4.75	3.01		.30	2.71
Class R-1:
4/30/2025[6,7]	12.61	.17	.08	.25	(.25 )	(.28 )	(.53 )	12.33	2.04 [9]	5	1.10 [10]	1.39 [10]	2.76 [10]
10/31/2024	11.02	.27	1.65	1.92	(.24 )	(.09 )	(.33 )	12.61	17.66	5	1.10	1.39	2.23
10/31/2023	11.10	.28	(.03 )	.25	(.20 )	(.13 )	(.33 )	11.02	2.19	6	1.10	1.39	2.50
10/31/2022	13.22	.18	(1.76)	(1.58)	(.09 )	(.45 )	(.54 )	11.10	(12.54)	6	1.10	1.39	1.50
10/31/2021	11.77	.14	1.72	1.86	(.21 )	(.20 )	(.41 )	13.22	16.03	7	1.11	1.39	1.07
10/31/2020	11.75	.18	.23	.41	(.15 )	(.24 )	(.39 )	11.77	3.51	8	1.14	1.43	1.51
Refer to the end of the table(s) for footnote(s).

90	American Funds Target Date Retirement Series

Financial highlights (continued)
2015 Fund (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-2:
4/30/2025[6,7]	$12.63	$.17	$.07	$.24	$(.26 )	$(.28 )	$(.54 )	$12.33	2.00%[9]	$134	1.11%[10]	1.40%[10]	2.77%[10]
10/31/2024	11.03	.27	1.65	1.92	(.23 )	(.09 )	(.32 )	12.63	17.68	141	1.10	1.39	2.28
10/31/2023	11.10	.28	(.03 )	.25	(.19 )	(.13 )	(.32 )	11.03	2.19	144	1.10	1.39	2.50
10/31/2022	13.22	.18	(1.75)	(1.57)	(.10 )	(.45 )	(.55 )	11.10	(12.49)	163	1.11	1.40	1.51
10/31/2021	11.78	.14	1.71	1.85	(.21 )	(.20 )	(.41 )	13.22	16.00	223	1.10	1.38	1.06
10/31/2020	11.75	.18	.24	.42	(.15 )	(.24 )	(.39 )	11.78	3.58	222	1.12	1.41	1.53
Class R-2E:
4/30/2025[6,7]	12.63	.19	.07	.26	(.30 )	(.28 )	(.58 )	12.31	2.20 [9]	50	.81 [10]	1.10 [10]	3.05 [10]
10/31/2024	11.03	.31	1.65	1.96	(.27 )	(.09 )	(.36 )	12.63	18.06	49.81		1.10	2.56
10/31/2023	11.11	.33	(.06 )	.27	(.22 )	(.13 )	(.35 )	11.03	2.43	48.81		1.10	2.88
10/31/2022	13.23	.22	(1.75)	(1.53)	(.14 )	(.45 )	(.59 )	11.11	(12.21)	63.81		1.10	1.80
10/31/2021	11.79	.17	1.72	1.89	(.25 )	(.20 )	(.45 )	13.23	16.32	81.81		1.09	1.35
10/31/2020	11.76	.21	.25	.46	(.19 )	(.24 )	(.43 )	11.79	3.91	80.82		1.11	1.81
Class R-3:
4/30/2025[6,7]	12.77	.20	.08	.28	(.32 )	(.28 )	(.60 )	12.45	2.29 [9]	245	.66 [10]	.95 [10]	3.23 [10]
10/31/2024	11.15	.33	1.67	2.00	(.29 )	(.09 )	(.38 )	12.77	18.21	268.65		.94	2.71
10/31/2023	11.22	.34	(.03 )	.31	(.25 )	(.13 )	(.38 )	11.15	2.69	263.66		.95	2.96
10/31/2022	13.37	.24	(1.79)	(1.55)	(.15 )	(.45 )	(.60 )	11.22	(12.19)	307.66		.95	1.95
10/31/2021	11.90	.19	1.75	1.94	(.27 )	(.20 )	(.47 )	13.37	16.63	415.66		.94	1.51
10/31/2020	11.87	.23	.24	.47	(.20 )	(.24 )	(.44 )	11.90	4.01	426.66		.95	1.96
Class R-4:
4/30/2025[6,7]	12.88	.22	.09	.31	(.36 )	(.28 )	(.64 )	12.55	2.49 [9]	199	.36 [10]	.65 [10]	3.52 [10]
10/31/2024	11.25	.37	1.67	2.04	(.32 )	(.09 )	(.41 )	12.88	18.51	206.35		.64	3.02
10/31/2023	11.33	.38	(.05 )	.33	(.28 )	(.13 )	(.41 )	11.25	2.92	219.36		.65	3.26
10/31/2022	13.48	.28	(1.78)	(1.50)	(.20 )	(.45 )	(.65 )	11.33	(11.81)	254.35		.64	2.25
10/31/2021	12.00	.23	1.75	1.98	(.30 )	(.20 )	(.50 )	13.48	16.86	348.36		.64	1.77
10/31/2020	11.96	.27	.25	.52	(.24 )	(.24 )	(.48 )	12.00	4.39	398.36		.65	2.27
Class R-5E:
4/30/2025[6,7]	12.85	.23	.07	.30	(.38 )	(.28 )	(.66 )	12.49	2.49 [9]	101	.16 [10]	.45 [10]	3.72 [10]
10/31/2024	11.21	.39	1.69	2.08	(.35 )	(.09 )	(.44 )	12.85	18.91	103.15		.44	3.20
10/31/2023	11.30	.40	(.05 )	.35	(.31 )	(.13 )	(.44 )	11.21	3.08	109.16		.45	3.48
10/31/2022	13.45	.30	(1.78)	(1.48)	(.22 )	(.45 )	(.67 )	11.30	(11.66)	133.15		.44	2.43
10/31/2021	11.98	.26	1.74	2.00	(.33 )	(.20 )	(.53 )	13.45	17.12	181.15		.43	2.00
10/31/2020	11.94	.31	.23	.54	(.26 )	(.24 )	(.50 )	11.98	4.55	192.16		.45	2.64
Class R-5:
4/30/2025[6,7]	13.01	.24	.08	.32	(.40 )	(.28 )	(.68 )	12.65	2.57 [9]	64	.06 [10]	.35 [10]	3.81 [10]
10/31/2024	11.35	.41	1.70	2.11	(.36 )	(.09 )	(.45 )	13.01	18.98	70.06		.35	3.31
10/31/2023	11.44	.41	(.05 )	.36	(.32 )	(.13 )	(.45 )	11.35	3.16	69.06		.35	3.55
10/31/2022	13.61	.32	(1.80)	(1.48)	(.24 )	(.45 )	(.69 )	11.44	(11.55)	80.05		.34	2.56
10/31/2021	12.11	.28	1.76	2.04	(.34 )	(.20 )	(.54 )	13.61	17.27	90.06		.34	2.11
10/31/2020	12.07	.31	.25	.56	(.28 )	(.24 )	(.52 )	12.11	4.66	93.06		.35	2.58
Class R-6:
4/30/2025[6,7]	12.95	.24	.08	.32	(.40 )	(.28 )	(.68 )	12.59	2.64 [9]	3,062	.01 [10]	.30 [10]	3.86 [10]
10/31/2024	11.30	.41	1.70	2.11	(.37 )	(.09 )	(.46 )	12.95	19.04	3,223.01		.30	3.35
10/31/2023	11.39	.41	(.04 )	.37	(.33 )	(.13 )	(.46 )	11.30	3.23	3,000.01		.30	3.56
10/31/2022	13.56	.32	(1.79)	(1.47)	(.25 )	(.45 )	(.70 )	11.39	(11.55)	3,025	— [14]	.29	2.58
10/31/2021	12.07	.28	1.76	2.04	(.35 )	(.20 )	(.55 )	13.56	17.31	3,480.01		.29	2.11
10/31/2020	12.03	.31	.25	.56	(.28 )	(.24 )	(.52 )	12.07	4.74	2,801.01		.30	2.59
Refer to the end of the table(s) for footnote(s).

American Funds Target Date Retirement Series	91

Financial highlights (continued)
2010 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
4/30/2025[6,7]	$12.22	$.22	$.08	$.30	$(.35 )	$(.24 )	$(.59 )	$11.93	2.63%[9]	$517	.34%[10]	.62%[10]	3.65%[10]
10/31/2024	10.74	.37	1.51	1.88	(.32 )	(.08 )	(.40 )	12.22	17.81	529.34		.62	3.14
10/31/2023	10.83	.36	(.08 )	.28	(.27 )	(.10 )	(.37 )	10.74	2.54	514.34		.62	3.30
10/31/2022	12.60	.25	(1.55)	(1.30)	(.19 )	(.28 )	(.47 )	10.83	(10.80)	561.34		.61	2.18
10/31/2021	11.37	.21	1.46	1.67	(.28 )	(.16 )	(.44 )	12.60	14.96	660.34		.61	1.73
10/31/2020	11.28	.25	.23	.48	(.23 )	(.16 )	(.39 )	11.37	4.31	604.35		.79	2.22
Class C:
4/30/2025[6,7]	11.98	.17	.09	.26	(.25 )	(.24 )	(.49 )	11.75	2.30 [9]	15	1.09 [10]	1.37 [10]	2.91 [10]
10/31/2024	10.53	.27	1.48	1.75	(.22 )	(.08 )	(.30 )	11.98	16.86	17	1.09	1.37	2.40
10/31/2023	10.62	.28	(.09 )	.19	(.18 )	(.10 )	(.28 )	10.53	1.71	20	1.09	1.37	2.57
10/31/2022	12.36	.17	(1.53)	(1.36)	(.10 )	(.28 )	(.38 )	10.62	(11.38)	25	1.08	1.35	1.44
10/31/2021	11.16	.12	1.44	1.56	(.20 )	(.16 )	(.36 )	12.36	14.11	32	1.07	1.34	.99
10/31/2020	11.09	.17	.22	.39	(.16 )	(.16 )	(.32 )	11.16	3.52	26	1.09	1.53	1.51
Class T:
4/30/2025[6,7]	12.23	.23	.09	.32	(.38 )	(.24 )	(.62 )	11.93	2.81 [9,12]	— [13]	.09 [10,12]	.37 [10,12]	3.93 [10,12]
10/31/2024	10.75	.39	1.52	1.91	(.35 )	(.08 )	(.43 )	12.23	18.12 [12]	— [13]	.09 [12]	.37 [12]	3.38 [12]
10/31/2023	10.85	.39	(.09 )	.30	(.30 )	(.10 )	(.40 )	10.75	2.76 [12]	— [13]	.07 [12]	.35 [12]	3.57 [12]
10/31/2022	12.61	.29	(1.56)	(1.27)	(.21 )	(.28 )	(.49 )	10.85	(10.51)[12]	— [13]	.07 [12]	.34 [12]	2.47 [12]
10/31/2021	11.38	.24	1.46	1.70	(.31 )	(.16 )	(.47 )	12.61	15.18 [12]	— [13]	.13 [12]	.40 [12]	1.95 [12]
10/31/2020	11.29	.27	.23	.50	(.25 )	(.16 )	(.41 )	11.38	4.53 [12]	— [13]	.15 [12]	.59 [12]	2.44 [12]
Class F-1:
4/30/2025[6,7]	12.14	.21	.09	.30	(.36 )	(.24 )	(.60 )	11.84	2.61 [9]	13	.37 [10]	.65 [10]	3.65 [10]
10/31/2024	10.67	.35	1.51	1.86	(.31 )	(.08 )	(.39 )	12.14	17.80	11.37		.65	3.07
10/31/2023	10.77	.36	(.09 )	.27	(.27 )	(.10 )	(.37 )	10.67	2.48	10.36		.64	3.25
10/31/2022	12.53	.25	(1.55)	(1.30)	(.18 )	(.28 )	(.46 )	10.77	(10.80)	10.37		.64	2.16
10/31/2021	11.31	.21	1.45	1.66	(.28 )	(.16 )	(.44 )	12.53	14.93	10.37		.64	1.69
10/31/2020	11.22	.24	.24	.48	(.23 )	(.16 )	(.39 )	11.31	4.34	9.38		.82	2.17
Class F-2:
4/30/2025[6,7]	12.20	.23	.09	.32	(.38 )	(.24 )	(.62 )	11.90	2.81 [9]	39	.09 [10]	.37 [10]	3.89 [10]
10/31/2024	10.73	.40	1.50	1.90	(.35 )	(.08 )	(.43 )	12.20	18.03	40.10		.38	3.40
10/31/2023	10.83	.39	(.09 )	.30	(.30 )	(.10 )	(.40 )	10.73	2.75	41.10		.38	3.51
10/31/2022	12.59	.28	(1.54)	(1.26)	(.22 )	(.28 )	(.50 )	10.83	(10.50)	40.09		.36	2.42
10/31/2021	11.36	.24	1.46	1.70	(.31 )	(.16 )	(.47 )	12.59	15.26	40.09		.36	1.96
10/31/2020	11.27	.28	.23	.51	(.26 )	(.16 )	(.42 )	11.36	4.60	29.10		.54	2.48
Class F-3:
4/30/2025[6,7]	12.24	.23	.10	.33	(.39 )	(.24 )	(.63 )	11.94	2.89 [9]	10	.01 [10]	.29 [10]	3.94 [10]
10/31/2024	10.76	.40	1.52	1.92	(.36 )	(.08 )	(.44 )	12.24	18.18	10.01		.29	3.46
10/31/2023	10.86	.41	(.10 )	.31	(.31 )	(.10 )	(.41 )	10.76	2.83	9.01		.29	3.67
10/31/2022	12.63	.29	(1.55)	(1.26)	(.23 )	(.28 )	(.51 )	10.86	(10.47)	9.01		.28	2.49
10/31/2021	11.39	.25	1.47	1.72	(.32 )	(.16 )	(.48 )	12.63	15.40	8.01		.28	2.08
10/31/2020	11.30	.27	.25	.52	(.27 )	(.16 )	(.43 )	11.39	4.67	6.01		.45	2.43
Class R-1:
4/30/2025[6,7]	12.13	.18	.08	.26	(.26 )	(.24 )	(.50 )	11.89	2.29 [9]	2	1.10 [10]	1.38 [10]	2.98 [10]
10/31/2024	10.67	.27	1.51	1.78	(.24 )	(.08 )	(.32 )	12.13	16.89	3	1.10	1.38	2.34
10/31/2023	10.78	.27	(.08 )	.19	(.20 )	(.10 )	(.30 )	10.67	1.72	2	1.10	1.38	2.47
10/31/2022	12.54	.16	(1.54)	(1.38)	(.10 )	(.28 )	(.38 )	10.78	(11.42)	2	1.10	1.37	1.42
10/31/2021	11.33	.12	1.46	1.58	(.21 )	(.16 )	(.37 )	12.54	14.10	2	1.11	1.38	1.00
10/31/2020	11.22	.17	.23	.40	(.13 )	(.16 )	(.29 )	11.33	3.57	2	1.06	1.50	1.54
Refer to the end of the table(s) for footnote(s).

92	American Funds Target Date Retirement Series

Financial highlights (continued)
2010 Fund (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-2:
4/30/2025[6,7]	$12.00	$.17	$.09	$.26	$(.26 )	$(.24 )	$(.50 )	$11.76	2.25%[9]	$73	1.11%[10]	1.39%[10]	2.87%[10]
10/31/2024	10.55	.27	1.49	1.76	(.23 )	(.08 )	(.31 )	12.00	16.94	75	1.10	1.38	2.39
10/31/2023	10.64	.28	(.10 )	.18	(.17 )	(.10 )	(.27 )	10.55	1.70	76	1.10	1.38	2.56
10/31/2022	12.38	.16	(1.53)	(1.37)	(.09 )	(.28 )	(.37 )	10.64	(11.46)	85	1.11	1.38	1.43
10/31/2021	11.18	.12	1.44	1.56	(.20 )	(.16 )	(.36 )	12.38	14.09	106	1.10	1.37	.99
10/31/2020	11.09	.16	.23	.39	(.14 )	(.16 )	(.30 )	11.18	3.57	101	1.12	1.56	1.48
Class R-2E:
4/30/2025[6,7]	11.98	.19	.09	.28	(.30 )	(.24 )	(.54 )	11.72	2.46 [9]	42	.81 [10]	1.09 [10]	3.20 [10]
10/31/2024	10.53	.31	1.48	1.79	(.26 )	(.08 )	(.34 )	11.98	17.30	42.81		1.09	2.69
10/31/2023	10.62	.32	(.10 )	.22	(.21 )	(.10 )	(.31 )	10.53	2.01	40.81		1.09	2.94
10/31/2022	12.36	.20	(1.53)	(1.33)	(.13 )	(.28 )	(.41 )	10.62	(11.18)	54.81		1.08	1.71
10/31/2021	11.16	.15	1.44	1.59	(.23 )	(.16 )	(.39 )	12.36	14.46	70.81		1.08	1.25
10/31/2020	11.09	.20	.21	.41	(.18 )	(.16 )	(.34 )	11.16	3.78	61.82		1.26	1.78
Class R-3:
4/30/2025[6,7]	12.12	.20	.09	.29	(.31 )	(.24 )	(.55 )	11.86	2.54 [9]	169	.66 [10]	.94 [10]	3.32 [10]
10/31/2024	10.65	.33	1.50	1.83	(.28 )	(.08 )	(.36 )	12.12	17.44	170.65		.93	2.83
10/31/2023	10.75	.33	(.10 )	.23	(.23 )	(.10 )	(.33 )	10.65	2.11	173.66		.94	3.00
10/31/2022	12.49	.22	(1.54)	(1.32)	(.14 )	(.28 )	(.42 )	10.75	(10.99)	205.66		.93	1.87
10/31/2021	11.27	.17	1.45	1.62	(.24 )	(.16 )	(.40 )	12.49	14.62	263.66		.93	1.44
10/31/2020	11.19	.21	.22	.43	(.19 )	(.16 )	(.35 )	11.27	3.94	279.67		1.11	1.93
Class R-4:
4/30/2025[6,7]	12.20	.22	.09	.31	(.34 )	(.24 )	(.58 )	11.93	2.73 [9]	173	.36 [10]	.64 [10]	3.73 [10]
10/31/2024	10.72	.36	1.52	1.88	(.32 )	(.08 )	(.40 )	12.20	17.82	206.35		.63	3.13
10/31/2023	10.82	.36	(.10 )	.26	(.26 )	(.10 )	(.36 )	10.72	2.41	211.36		.64	3.28
10/31/2022	12.58	.25	(1.55)	(1.30)	(.18 )	(.28 )	(.46 )	10.82	(10.78)	235.35		.62	2.18
10/31/2021	11.35	.21	1.46	1.67	(.28 )	(.16 )	(.44 )	12.58	14.97	315.36		.63	1.73
10/31/2020	11.26	.25	.23	.48	(.23 )	(.16 )	(.39 )	11.35	4.31	315.36		.80	2.22
Class R-5E:
4/30/2025[6,7]	12.18	.23	.09	.32	(.38 )	(.24 )	(.62 )	11.88	2.74 [9]	91	.16 [10]	.44 [10]	3.82 [10]
10/31/2024	10.70	.38	1.52	1.90	(.34 )	(.08 )	(.42 )	12.18	18.09	93.15		.43	3.31
10/31/2023	10.80	.39	(.10 )	.29	(.29 )	(.10 )	(.39 )	10.70	2.67	91.16		.44	3.55
10/31/2022	12.56	.28	(1.55)	(1.27)	(.21 )	(.28 )	(.49 )	10.80	(10.60)	118.15		.42	2.37
10/31/2021	11.34	.23	1.46	1.69	(.31 )	(.16 )	(.47 )	12.56	15.14	141.16		.43	1.90
10/31/2020	11.24	.28	.23	.51	(.25 )	(.16 )	(.41 )	11.34	4.59	137.16		.60	2.52
Class R-5:
4/30/2025[6,7]	12.33	.24	.09	.33	(.39 )	(.24 )	(.63 )	12.03	2.82 [9]	43	.06 [10]	.34 [10]	3.95 [10]
10/31/2024	10.83	.41	1.52	1.93	(.35 )	(.08 )	(.43 )	12.33	18.19	46.06		.34	3.46
10/31/2023	10.93	.40	(.10 )	.30	(.30 )	(.10 )	(.40 )	10.83	2.75	52.06		.34	3.60
10/31/2022	12.70	.29	(1.56)	(1.27)	(.22 )	(.28 )	(.50 )	10.93	(10.46)	60.05		.32	2.49
10/31/2021	11.46	.25	1.46	1.71	(.31 )	(.16 )	(.47 )	12.70	15.24	72.06		.33	2.05
10/31/2020	11.36	.29	.23	.52	(.26 )	(.16 )	(.42 )	11.46	4.67	74.06		.50	2.54
Class R-6:
4/30/2025[6,7]	12.28	.24	.09	.33	(.39 )	(.24 )	(.63 )	11.98	2.88 [9]	2,615	.01 [10]	.29 [10]	3.97 [10]
10/31/2024	10.79	.40	1.53	1.93	(.36 )	(.08 )	(.44 )	12.28	18.22	2,728.01		.29	3.46
10/31/2023	10.89	.40	(.09 )	.31	(.31 )	(.10 )	(.41 )	10.79	2.82	2,466.01		.29	3.60
10/31/2022	12.66	.29	(1.55)	(1.26)	(.23 )	(.28 )	(.51 )	10.89	(10.45)	2,491.01		.28	2.51
10/31/2021	11.42	.25	1.47	1.72	(.32 )	(.16 )	(.48 )	12.66	15.36	2,713.01		.28	2.05
10/31/2020	11.33	.29	.23	.52	(.27 )	(.16 )	(.43 )	11.42	4.65	2,191.01		.45	2.54
Refer to the end of the table(s) for footnote(s).

American Funds Target Date Retirement Series	93

Financial highlights (continued)

Portfolio turnover rate for all share classes	Six months ended April 30, 2025[5,6],8	Year ended October 31,
		2024	2023	2022	2021	2020
2070 Fund	1%	7%[6,8,10]
2065 Fund	3	4	1%[17]	2%	13%	22%[6,8,12]
2060 Fund	5	5 [17]	1 [17]	2	12	3 [17]
2055 Fund	5	5 [17]	1 [17]	3	14 [17]	3 [17]
2050 Fund	5	5 [17]	1	2	14 [17]	4 [17]
2045 Fund	5	5 [17]	2 [17]	— [18]	15 [17]	4 [17]
2040 Fund	6	6 [17]	1	4	17 [17]	5 [17]
2035 Fund	5	7 [17]	1	6	17 [17]	9 [17]
2030 Fund	5	7 [17]	2 [17]	9	21	8 [17]
2025 Fund	5	10	5 [17]	12	18 [17]	12 [17]
2020 Fund	5	5	6	15	20 [17]	13 [17]
2015 Fund	5	6	7	17	21 [17]	13
2010 Fund	5	8	8	18	20 [17]	12

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]
This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented.

[6]	Based on operations for a period that is less than a full year.
[7]	Unaudited.
[8]	Amount less than $.01.
[9]	Not annualized.
[10]	Annualized.
[11]	For the period May 3, 2024, commencement of operations, through October 31, 2024.
[12]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[13]	Amount less than $1 million.
[14]	Amount less than .01%.
[15]	For the period March 27, 2020, commencement of operations, through October 31, 2020.
[16]
Includes the value of securities sold due to in-kind redemptions. The rate shown would have been reduced by up to three percentage points if the value of securities sold due to in-kind redemptions were excluded.

[17]	Amount was either less than 1% or there was no turnover.
Refer to the notes to financial statements.

94	American Funds Target Date Retirement Series

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

American Funds Target Date Retirement Series	95

Approval of Investment Advisory and Service Agreement

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2026. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2024. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with each fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the total expense levels of each fund to those of other relevant funds. They observed that each fund’s total expenses generally compared favorably to those of other similar funds included in the comparable Lipper category.
The board and the committee also reviewed the fee schedule of the funds (including the fees and total expenses of the underlying American Funds in which the funds invest) to those of other relevant funds. The board and the committee noted CRMC’s prior elimination of the entire advisory fee payable by the funds under the agreement. The board and committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the underlying American Funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the underlying funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for other amounts paid to CRMC by the funds.

96	American Funds Target Date Retirement Series

  4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with each fund and the underlying American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the other amounts paid to CRMC by the funds.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the underlying funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s expense structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

American Funds Target Date Retirement Series	97

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds Target Date Retirement Series

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: July 07, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: July 07, 2025

By   /s/ Gregory F. Niland

Gregory F. Niland, Treasurer and

Principal Financial Officer

Date: July 07, 2025